United States
                     Securities and Exchange Commission
                            Washington, DC 20549

                                  FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-04984

                             AMERICAN BEACON FUNDS
               (Exact name of registrant as specified in charter)

                      4151 Amon Carter Boulevard, MD 2450
                            Fort Worth, Texas 76155
              (Address of principal executive offices) (Zip code)

                          William F. Quinn, PRESIDENT
                      4151 Amon Carter Boulevard, MD 2450
                            Fort Worth, Texas 76155
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (817) 967-3509

                   Date of fiscal year end: October 31, 2009

                   Date of reporting period: January 31, 2009

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

                                                     SHARES        VALUE
                                                   ----------   ------------
                                                    (DOLLARS IN THOUSANDS)
COMMON STOCKS - 49.34%
CONSUMER DISCRETIONARY - 3.53%
 HOTELS, RESTAURANTS & LEISURE - 0.53%
  Carnival Corp. ...............................      155,300   $      2,825
  Wyndham Worldwide Corp. ......................      127,200            779
                                                                ------------
                                                                       3,604
                                                                ------------

 HOUSEHOLD DURABLES - 0.25%
  Fortune Brands, Inc. + .................... ..       47,200          1,510
  Newell Rubbermaid, Inc. ......................       26,800            217
                                                                ------------
                                                                       1,727
                                                                ------------

 INTERNET & CATALOG RETAIL - 0.22%
  eBay, Inc. * .................................      128,000          1,538
                                                                ------------

 MEDIA - 0.66%
  CBS Corp. +...................................      212,900          1,218
  Interpublic Group of Cos., Inc. * + ..........      308,100          1,026
  Walt Disney Co. Ltd. .........................      109,300          2,260
                                                                ------------
                                                                       4,504
                                                                ------------

 MULTILINE RETAIL - 0.72%
  J.C. Penney Company, Inc. ....................       97,300          1,630
  Target Corp. + ...............................       61,200          1,909
  Wal-Mart Stores, Inc. ........................       29,700          1,400
                                                                ------------
                                                                       4,939
                                                                ------------

 SPECIALTY RETAIL - 1.15%
  Gap, Inc. ....................................       88,000            993
  The Home Depot, Inc. + .......................      297,950          6,415
  Limited Brands, Inc. .........................       62,900            498
                                                                ------------
                                                                       7,906
                                                                ------------
 TOTAL CONSUMER DISCRETIONARY                                         24,218
                                                                ------------

CONSUMER STAPLES - 4.50%
 BEVERAGES - 1.00%
  Coca-Cola Co. ................................       55,200          2,358
  Diageo plc, ADR ..............................       68,200          3,706
  PepsiCo, Inc. ................................       15,800            794
                                                                ------------
                                                                       6,858
                                                                ------------

 FOOD & DRUG RETAILING - 0.41%
  Safeway, Inc. ................................      130,700          2,801
                                                                ------------

 FOOD PRODUCTS - 0.34%
  Kraft Foods, Inc. ............................       64,045          1,796
  Unilever plc, ADR + ..........................       25,300            555
                                                                ------------
                                                                       2,351
                                                                ------------

 TOBACCO - 2.75%
  Altria Group, Inc. ...........................      103,000          1,703
  Imperial Tobacco Group plc, ADR ..............      121,900          6,656
  Lorillard, Inc. ..............................       21,000          1,249
  Philip Morris International, Inc. ............      249,500          9,269
                                                                ------------
                                                                      18,877
                                                                ------------
 TOTAL CONSUMER STAPLES                                               30,887
                                                                ------------

ENERGY - 5.51%
 OIL & GAS - 5.51%
  Chevron Corp. ................................      101,428          7,153
  ConocoPhillips ...............................      216,276         10,279
  Devon Energy Corp. ...........................       87,900          5,415
  Duke Energy Corp. ............................      178,000          2,697
  Exxon Mobil Corp. ............................       11,600            887
  Occidental Petroleum Corp. ............... ...      115,900          6,322
  Royal Dutch Shell plc, ADR + ............. ...      106,000          5,070
                                                                ------------
 TOTAL ENERGY                                                         37,823
                                                                ------------

FINANCIALS - 7.06%
 BANKS - 2.58%
  Bank of America Corp. ........................      961,980          6,330
  Comerica, Inc. + .............................       28,900            481
  KeyCorp + ....................................      172,757          1,258
  PNC Financial Services Group, Inc. ...........       74,358          2,418
  SunTrust Banks, Inc. .........................       30,000            368
  U.S. Bancorp .................................       90,260          1,339
  Washington Mutual, Inc. ......................      468,800             19
  Wells Fargo & Co. ............................      289,498          5,471
                                                                ------------
                                                                      17,684
                                                                ------------

 DIVERSIFIED FINANCIALS - 2.44%
  American Express Co. + .......................      166,300          2,782
  Capital One Financial Corp. + ................       69,700          1,104
  Citigroup, Inc. ..............................      784,442          2,785
  JP Morgan Chase & Co. ........................      321,334          8,197
  SLM Corp. * + ................................      165,200          1,892
                                                                ------------
                                                                      16,760
                                                                ------------

 INSURANCE - 2.04%
  ACE Ltd. .....................................       58,800          2,567
  Allstate Corp. ...............................       40,400            875
  American International Group, Inc. + .........       88,000            113
  Conseco, Inc. * ..............................       95,500            223
  Genworth Financial, Inc. .....................      149,900            348
  Hartford Financial Services Group, Inc. ......       29,800            392
  MetLife, Inc. ................................      137,888          3,962
  Prudential Financial, Inc. ...................       19,900            512
  Travelers Cos., Inc. .........................      111,100          4,293

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

                                                     SHARES        VALUE
                                                  -----------   ------------
                                                    (DOLLARS IN THOUSANDS)
  XL Capital Ltd. + ............................      244,500   $        709
                                                                ------------
                                                                      13,994
                                                                ------------
 TOTAL FINANCIALS ..............................                      48,438
                                                                ------------

HEALTH CARE - 7.85%
 HEALTH CARE EQUIPMENT & SUPPLIES - 0.28%
  Baxter International, Inc. ...................       24,000          1,407
  Zimmer Holdings, Inc. * ......................       13,700            499
                                                                ------------
                                                                       1,906
                                                                ------------

 HEALTH CARE PROVIDERS & SERVICES - 1.40%
  Cardinal Health, Inc. ........................       69,100          2,602
  CIGNA Corp. ..................................      132,300          2,297
  UnitedHealth Group, Inc. .....................       65,300          1,850
  WellPoint, Inc. * ............................       68,300          2,831
                                                                ------------
                                                                       9,580
                                                                ------------

 PHARMACEUTICALS - 6.17%
  Amgen, Inc. * ................................       13,000            713
  Bristol-Myers Squibb Co. .....................      367,400          7,866
  Eli Lilly & Co. ..............................      117,300          4,319
  Johnson & Johnson ............................       58,900          3,398
  Merck & Co., Inc. ............................      162,000          4,625
  Pfizer, Inc. .................................      544,900          7,945
  Schering-Plough Corp. ........................      236,300          4,149
  Wyeth Corp. ..................................      217,800          9,359
                                                                ------------
                                                                      42,374
                                                                ------------
 TOTAL HEALTH CARE .............................                      53,860
                                                                ------------
INDUSTRIALS - 7.37%
 AEROSPACE & DEFENSE - 1.65%
  Boeing Co. ...................................       72,600          3,072
  Northrop Grumman Corp. .......................       53,000          2,550
  Raytheon Co. .................................       90,600          4,586
  United Technologies Corp. ....................       23,600          1,133
                                                                ------------
                                                                      11,341
                                                                ------------

 AIR FREIGHT & COURIERS - 0.26%
  FedEx Corp. ..................................       34,800          1,773
                                                                ------------

 INDUSTRIAL CONGLOMERATES - 3.14%
  3M Co. .......................................       63,200          3,399
  General Electric Co. .........................      513,500          6,229
  Honeywell International, Inc. ................      237,400          7,789
  Textron, Inc. + ..............................       82,900            749
  Tyco International Ltd. ......................      159,825          3,359
                                                                ------------
                                                                      21,525
                                                                ------------

 MACHINERY - 1.89%
  Caterpillar, Inc. ............................       32,600          1,006
  Cummins, Inc. ................................       22,400            537
  Eaton Corp. ..................................       36,400          1,602
  Illinois Tool Works, Inc. + ..................      143,900          4,700
  ITT Industries, Inc. .........................       77,000          3,487
  PACCAR, Inc. .................................       62,500          1,649
                                                                ------------
                                                                      12,981
                                                                ------------

 TRANSPORTATION INFRASTRUCTURE - 0.43%
  Burlington Northern Santa Fe Corp. ...........       44,800          2,968
                                                                ------------
 TOTAL INDUSTRIALS .............................                      50,588
                                                                ------------

 INFORMATION TECHNOLOGY - 5.71%
  COMMUNICATIONS EQUIPMENT - 0.58%
  Alcatel-Lucent, ADR ..........................      744,900          1,468
  Nokia Corp., ADR .............................      205,300          2,519
                                                                ------------
                                                                       3,987
                                                                ------------

 COMPUTERS & PERIPHERALS - 1.99%
  Hewlett-Packard Co. ..........................      177,900          6,182
  International Business Machines Corp. ........       81,400          7,460
                                                                ------------
                                                                      13,642
                                                                ------------

 ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.05%
  Intel Corp. ..................................      343,100          4,426
  Tyco Electronics Ltd. ........................      194,925          2,760
                                                                ------------
                                                                       7,186
                                                                ------------

 SEMICONDUCTOR EQUIPMENT & PRODUCTS - 0.19%
  Texas Instruments, Inc. ......................       89,600          1,340
                                                                ------------

 SOFTWARE - 1.90%
  CA, Inc. .....................................      307,874          5,539
  Microsoft Corp. ..............................      258,600          4,422
  Oracle Corp. * ...............................      181,200          3,049
                                                                ------------
                                                                      13,010
                                                                ------------
 TOTAL INFORMATION TECHNOLOGY ..................                      39,165
                                                                ------------

MATERIALS - 1.54%
 CHEMICALS - 1.47%
  Air Products & Chemicals, Inc. ...............       21,700          1,091
  Dow Chemical Co. .............................       67,400            781
  E. I. du Pont de Nemours & Co. ...............      116,800          2,682
  Eastman Chemical Co. + .......................       50,100          1,300
  PPG Industries, Inc. .........................       42,100          1,582
  Rohm & Haas Co. ..............................       47,700          2,633
                                                                ------------
                                                                      10,069
                                                                ------------

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

                                                     SHARES        VALUE
                                                  -----------   ------------
                                                    (DOLLARS IN THOUSANDS)
 METALS & MINING - 0.07%
  Alcoa, Inc. + ................................       61,300   $        478
                                                                ------------
 TOTAL MATERIALS ...............................                      10,547
                                                                ------------

TELECOMMUNICATION SERVICES - 2.77%
 DIVERSIFIED TELECOMMUNICATION - 2.77%
  AT&T, Inc. ...................................      429,477         10,574
  Fairpoint Communications, Inc. ...............        3,428              9
  Verizon Communications, Inc. .................      282,628          8,442
                                                                ------------
 TOTAL TELECOMMUNICATION SERVICES ..............                      19,025
                                                                ------------

UTILITIES - 3.50%
 ELECTRIC UTILITIES - 3.00%
  CenterPoint Energy, Inc. .....................      143,000          1,913
  Constellation Energy Group, Inc. .............       48,100          1,265
  Dominion Resources, Inc. .....................      105,300          3,704
  Entergy Corp. + ..............................       66,300          5,063
  Exelon Corp. .................................       81,800          4,435
  FPL Group, Inc. ..............................       46,600          2,402
  Public Service Enterprise Group, Inc. ........       57,800          1,825
                                                                ------------
                                                                      20,607
                                                                ------------

 GAS UTILITIES - 0.50%
  Spectra Energy Corp. .........................      236,100          3,426
                                                                ------------
 TOTAL UTILITIES ...............................                      24,033
                                                                ------------
 TOTAL COMMON STOCKS ...........................                     338,584
                                                                ------------

                                                     PAR
                                                    AMOUNT
                                                  -----------
CORPORATE OBLIGATIONS - 18.18%
 AEROSPACE & DEFENSE - 0.08%
  Raytheon Co.,
   5.375%, Due 4/1/2013 ........................  $       550            547
                                                                ------------

 BANKS - 1.65%
  Bank of America Corp.,
   7.80%, Due 9/15/2016 ........................          900            847
   6.00%, Due 9/1/2017 .........................          400            375
   5.75%, Due 12/1/2017 ........................          875            798
  Bank of New York Mellon Corp.,
   4.95%, Due 11/1/2012 ........................          355            362
   5.125%, Due 8/27/2013 .......................          400            408
  Bank One Corp.,
   5.90%, Due 11/15/2011 .......................          820            832
   4.90%, Due 4/30/2015 ........................          550            510
  Citigroup, Inc.,
   5.125%, Due 2/14/2011 .......................        2,175          2,085
   6.125%, Due 11/21/2017 ......................          960            868
  Fifth Third Bancorp,
   8.25%, Due 3/1/2038 .........................        1,500          1,130
  ING Bank, NV,
   5.125%, Due 5/1/2015 ++ .....................          450            417
  JP Morgan Chase & Co.,
   6.00%, Due 1/15/2018 + ......................          500            502
  Wachovia Corp.,
   5.70%, Due 8/1/2013 .........................          180            187
  Washington Mutual Finance Corp.,
   6.875%, Due 5/15/2011 .......................          660            645
  Wells Fargo & Co.,
   5.25%, Due 10/23/2012 .......................          840            846
   5.625%, Due 12/11/2017 ......................          525            514
                                                                ------------
                                                                      11,326
                                                                ------------

 BASIC MATERIALS - 0.24%
  ArcelorMittal,
   6.125%, Due 6/1/2018 ........................          595            466
  El Du Pont de Nemours & Co.,
   5.875%, Due 1/15/2014 .......................          560            599
  International Paper Co.,
   7.40%, Due 6/15/2014 ........................          515            433
  Lubrizol Corp.,
   8.875%, Due 2/1/2019 ........................          185            189
                                                                ------------
                                                                       1,687
                                                                ------------

 COMMUNICATIONS - 1.76%
  Alltel Corp.,
   7.00%, Due 7/1/2012 .........................          300            309
  Comcast Cable Communications Holdings, Inc.,
   8.375%, Due 3/15/2013 .......................        1,050          1,135
  Comcast Corp.,
   5.30%, Due 1/15/2014 ........................          410            402
   5.875%, Due 2/15/2018 .......................          305            300
   6.45%, Due 3/15/2037 ........................        2,630          2,522
  Rogers Communications, Inc.,
   6.80%, Due 8/15/2018 ........................          350            364
  Time Warner Cable, Inc.,
   8.25%, Due 2/14/2014 ........................          300            319
   5.85%, Due 5/1/2017 .........................        1,055            980
   7.30%, Due 7/1/2038 .........................        1,920          1,997
  Verizon Communications, Inc.,
   6.90%, Due 4/15/2038 ........................          425            445
  Verizon Wireless Capital, LLC,
   8.50%, Due 11/15/2018 ++ ....................        1,020          1,170
  Viacom, Inc.,
   6.875%, Due 4/30/2036 .......................        2,880          2,120
                                                                ------------
                                                                      12,063
                                                                ------------

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

                                               PAR
                                              AMOUNT        VALUE
                                            ---------     ----------
                                             (DOLLARS IN THOUSANDS)
CONSUMER DISCRETIONARY - 0.59%
 Best Buy Co., Inc.,
  6.75%, Due 7/15/2013 .................... $     415     $      377
 Lowe's Companies, Inc.,
  6.65%, Due 9/15/2037 ....................       170            161
 Target Corp.,
  6.50%, Due 10/15/2037 ...................       445            411
 Walgreen Co.,
  5.25%, Due 1/15/2019 ....................       390            390
 Wal-Mart Stores, Inc.,
  7.55%, Due 2/15/2030 ....................       425            508
  6.50%, Due 8/15/2037 ....................     1,340          1,515
  6.20%, Due 4/15/2038 ....................       656            709
                                                          ----------
                                                               4,071
                                                          ----------

CONSUMER STAPLES - 0.60%
 Archer-Daniels-Midland Co.,
  6.45%, Due 1/15/2038 ....................       350            332
 Coca-Cola Enterprises, Inc.,
  7.375%, Due 3/3/2014 ....................       175            201
 Diageo Capital plc,
  5.75%, Due 10/23/2017 ...................       240            239
 Dr Pepper Snapple Group, Inc.,
  6.82%, Due 5/1/2018 .....................       250            237
 Kellogg Co.,
  4.25%, Due 3/6/2013 .....................       500            504
 Kraft Foods, Inc.,
  6.75%, Due 2/19/2014 ....................       300            325
  6.50%, Due 8/11/2017 ....................       240            246
  7.00%, Due 8/11/2037 ....................     1,580          1,604
 Kroger Co.,
  7.50%, Due 1/15/2014 ....................       190            212
 Safeway, Inc.,
  6.25%, Due 3/15/2014 ....................       180            190
                                                          ----------
                                                               4,090
                                                          ----------

ENERGY - 1.58%
 Cameron International Corp.,
  6.375%, Due 7/15/2018 ...................       215            184
 Canadian Natural Resources Ltd.,
  6.70%, Due 7/15/2011 ....................       410            415
  6.25%, Due 3/15/2038 ....................       425            319
 ConocoPhillips,
  4.75%, Due 2/1/2014 .....................     1,140          1,150
  5.20%, Due 5/15/2018 + ..................       425            419
  6.50%, Due 2/1/2039 .....................       705            702
 Consolidated Natural Gas Co.,
  6.00%, Due 10/15/2010 ...................       495            504
 EOG Resources, Inc.,
  4.75%, Due 3/15/2014 ++ .................       550            504
 Marathon Oil Corp.,
  6.00%, Due 10/1/2017 ....................       545            486
 Shell International Finance BV,
  6.375%, Due 12/15/2038 ..................     2,180          2,278
 Suncor Energy, Inc.,
  6.10%, Due 6/1/2018 .....................       255            220
 TransCanada Pipelines Ltd.,
  7.625%, Due 1/15/2039 ...................       390            406
 Transocean Ltd.,
  6.80%, Due 3/15/2038 ....................     3,170          2,881
 Weatherford International, Inc.,
  5.95%, Due 6/15/2012 ....................       385            365
                                                          ----------
                                                              10,833
                                                          ----------

FINANCE - 2.10%
 American Express Co.,
  8.15%, Due 3/19/2038 ....................       325            343
 American Express Credit Corp.,
  5.875%, Due 5/2/2013 ....................       475            460
 American General Finance Corp.,
  4.875%, Due 5/15/2010 ...................       500            313
  4.00%, Due 3/15/2011 ....................       630            307
 Ameriprise Financial, Inc.,
  5.35%, Due 11/15/2010 ...................       975            912
 Bear Stearns Cos., Inc.,
  6.40%, Due 10/2/2017 ....................       555            558
  7.25%, Due 2/1/2018 .....................       340            362
 Capital One Financial Corp.,
  5.70%, Due 9/15/2011 ....................       490            468
 CIT Group, Inc.,
  4.75%, Due 12/15/2010 ...................       270            233
 CME Group, Inc.,
  5.40%, Due 8/1/2013 .....................       475            478
 Countrywide Home Loans, Inc.,
  4.00%, Due 3/22/2011 ....................       140            136
 General Electric Capital Corp.,
  4.375%, Due 3/3/2012 ....................       700            673
  5.65%, Due 6/9/2014 .....................     1,050          1,040
  5.625%, Due 5/1/2018 ....................       500            461
  6.875%, Due 1/10/2039 ...................       390            345
 Goldman Sachs Group, Inc.,
  4.75%, Due 7/15/2013 ....................       450            417
  6.25%, Due 9/1/2017 .....................       550            509
  5.95%, Due 1/18/2018 ....................       280            252
  6.75%, Due 10/1/2037 ....................     1,402          1,066
 HSBC Finance Corp.,
  5.25%, Due 1/14/2011 ....................     1,700          1,640

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

                                               PAR
                                              AMOUNT        VALUE
                                            ---------     ----------
                                             (DOLLARS IN THOUSANDS)
 International Lease Finance Corp.,
  5.75%, Due 6/15/2011 .................... $     475     $      369
 JP Morgan Chase & Co.,
  6.75%, Due 2/1/2011 .....................     1,075          1,111
 Korea Development Bank,
  8.00%, Due 1/23/2014 + ..................       900            894
 Merrill Lynch & Co., Inc.,
  5.45%, Due 2/5/2013 .....................       340            323
  6.875%, Due 4/25/2018 ...................       250            241
  6.11%, Due 1/29/2037 ....................       425            328
 SLM Corp.,
  5.375%, Due 1/15/2013 ...................       185            148
                                                          ----------
                                                              14,387
                                                          ----------

HEALTH CARE - 0.76%
 Amgen, Inc.,
  6.40%, Due 2/1/2039 .....................       445            461
 Covidien International Finance SA,
  5.45%, Due 10/15/2012 ...................       360            363
  6.55%, Due 10/15/2037 ...................     1,500          1,504
 UnitedHealth Group, Inc.,
  5.25%, Due 3/15/2011 ....................       865            868
  6.625%, Due 11/15/2037 ..................     2,000          1,767
  6.875%, Due 2/15/2038 ...................       285            260
                                                          ----------
                                                               5,223
                                                          ----------

INDUSTRIALS - 2.87%
 Altria Group, Inc.,
  9.70%, Due 11/10/2018 ...................       365            400
 American Honda Finance Corp.,
  4.625%, Due 4/2/2013 ++ .................       425            393
 Amgen, Inc.,
  6.90%, Due 6/1/2038 .....................     1,480          1,634
 Burlington Northern Santa Fe Corp.,
  5.75%, Due 3/15/2018 + ..................       425            418
 Canadian National Railway Co.,
  5.55%, Due 5/15/2018 ....................       500            474
 Caterpillar Financial Services Corp.,
  4.85%, Due 12/7/2012 ....................       265            266
  4.25%, Due 2/8/2013 + ..................        500            487
 Caterpillar, Inc.,
  8.25%, Due 12/15/2038 ..................        270            311
 Con-way, Inc.,
  8.875%, Due 5/1/2010 ...................      1,850          1,809
 CRH America, Inc.,
  6.00%, Due 9/30/2016 ...................        985            679
 Daimler Finance NA LLC,
  7.75%, Due 1/18/2011 ...................      1,000            994
  5.875%, Due 3/15/2011 ..................        450            432
  5.75%, Due 9/8/2011 ....................        550            523
 Eaton Corp.,
  5.60%, Due 5/15/2018 ...................        340            321
 FedEx Corp.,
  8.00%, Due 1/15/2019 ...................        900            936
 Honeywell International, Inc.,
  4.25%, Due 3/1/2013 ....................        500            500
 John Deere Capital Corp.,
  5.40%, Due 10/17/2011 ..................        650            664
 Koninklijke Philips Electronics NV,
  5.75%, Due 3/11/2018 ...................        335            321
 Nissan Motor Acceptance Corp.,
  5.625%, Due 3/14/2011 ++ ...............        500            490
 Norfolk Southern Corp.,
  5.75%, Due 4/1/2018 ....................        425            410
 Tyco Electronics Group SA,
  6.55%, Due 10/1/2017 ...................      2,057          1,699
  7.125%, Due 10/1/2037 ..................      1,750          1,314
 Tyco International Finance SA,
  8.50%, Due 1/15/2019 ...................        240            255
 Unilever Capital Corp.,
  7.125%, Due 11/1/2010 ..................      2,000          2,160
 Union Pacific Corp.,
  6.50%, Due 4/15/2012 ...................        550            556
 United Technologies Corp.,
  6.125%, Due 2/1/2019 ...................        950          1,030
  6.125%, Due 7/15/2038 ..................        210            217
                                                          ----------
                                                              19,693
                                                          ----------

INSURANCE - 1.21%
 Aegon Funding Corp.,
  5.75%, Due 12/15/2020 ..................        450            386
 American International Group, Inc.,
  5.85%, Due 1/16/2018 ...................        550            392
  6.25%, Due 5/1/2036 ....................        425            255
 Hartford Financial Services Group, Inc.,
  5.25%, Due 10/15/2011 ..................        975            895
  5.375%, Due 3/15/2017 ..................        225            179
 John Hancock Global Funding II,
  7.90%, Due 7/2/2010 ++ .................      1,125          1,162
 Liberty Mutual Insurance Co.,
  7.875%, Due 10/15/2026 ++ ..............      1,500          1,011
 Lincoln National Corp.,
  4.75%, Due 2/15/2014 + .................        275            251
 MetLife, Inc.,
  5.375%, Due 12/15/2012 .................        660            649
  6.817%, Due 8/15/2018 ..................        625            635
  6.375%, Due 6/15/2034 ..................        450            411

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

                                               PAR
                                              AMOUNT        VALUE
                                            ---------     ----------
                                             (DOLLARS IN THOUSANDS)
 Metropolitan Life Global Funding I,
  4.625%, Due 8/19/2010 ++ ................ $     900     $      877
 Prudential Financial, Inc.,
  4.50%, Due 7/15/2013 ....................       550            491
  5.10%, Due 9/20/2014 ....................       550            455
 Willis North America, Inc.,
  6.20%, Due 3/28/2017 ....................       360            249
                                                          ----------
                                                               8,298
                                                          ----------
PHARMACEUTICALS - 1.30%
 Abbott Laboratories,
  6.15%, Due 11/30/2037 ...................       447            487
 AstraZeneca plc,
  6.45%, Due 9/15/2037 ....................     1,880          2,073
 Biogen Idec, Inc.,
  6.875%, Due 3/1/2018 ....................     1,500          1,544
 Bristol-Myers Squibb Co.,
  5.45%, Due 5/1/2018 .....................       250            259
  6.125%, Due 5/1/2038 ....................       875            924
 GlaxoSmithKline Capital, Inc.,
  5.65%, Due 5/15/2018 ....................       250            268
  6.375%, Due 5/15/2038 ...................     1,370          1,526
 Hospira, Inc.,
  6.05%, Due 3/30/2017 ....................       360            322
 Schering-Plough Corp.,
  6.75%, Due 12/1/2033 ....................       600            601
 Wyeth Corp.,
  5.50%, Due 2/1/2014 .....................       890            928
                                                          ----------
                                                               8,932
                                                          ----------

REAL ESTATE - 0.23%
 Equity Residential,
  5.125%, Due 3/15/2016 ...................       365            290
 ProLogis Trust,
  5.50%, Due 4/1/2012 .....................       450            281
  5.625%, Due 11/15/2016 ..................       550            294
 Simon Property Group LP,
  5.30%, Due 5/30/2013 ....................       425            351
  5.75%, Due 12/1/2015 ....................       460            351
                                                          ----------
                                                               1,567
                                                          ----------
TECHNOLOGY - 0.70%
 Cisco Systems, Inc.,
  5.25%, Due 2/22/2011 ....................       550            575
 Computer Sciences Corp.,
  5.50%, Due 3/15/2013 ++ .................       140            134
  6.50%, Due 3/15/2018 ++ .................       495            445
 Dell, Inc.,
  6.50%, Due 4/15/2038 ....................       500            422
 Hewlett-Packard Co.,
  4.50%, Due 3/1/2013 .....................       425            442
  6.125%, Due 3/1/2014 ....................       460            504
 International Business Machines Corp.,
  7.625%, Due 10/15/2018 ..................       770            911
 Oracle Corp.,
  6.50%, Due 4/15/2038 ....................     1,055          1,147
 Xerox Corp.,
  5.65%, Due 5/15/2013 ....................       250            227
                                                          ----------
                                                               4,807
                                                          ----------

TELEPHONE- 1.05%
 America Movil, S.A.B. de C.V.,
  6.375%, Due 3/1/2035 ....................       425            369
 AT&T, Inc.,
  5.10%, Due 9/15/2014 ....................     1,085          1,084
  5.625%, Due 6/15/2016 ...................       550            553
  5.50%, Due 2/1/2018 .....................       300            298
  6.80%, Due 5/15/2036 ....................       250            260
  6.40%, Due 5/15/2038 ....................     1,840          1,821
 Cingular Wireless Services, Inc.,
  7.875%, Due 3/1/2011 ....................       550            592
  8.75%, Due 3/1/2031 .....................       445            525
 Deutsche Telekom AG,
  8.00%, Due 6/15/2010 ....................       380            402
 Telefonica Emisiones SAU,
  5.984%, Due 6/20/2011 ...................       380            392
 Verizon Communications, Inc.,
  5.50%, Due 4/1/2017 + ..................        500            491
 Vodafone Group plc,
  6.15%, Due 2/27/2037 ....................       425            412
                                                          ----------
                                                               7,199
                                                          ----------

UTILITIES - 1.46%
 American Water Capital Corp.,
  6.593%, Due 10/15/2037 ..................     1,492          1,139
 Columbus Southern Power Co.,
  5.50%, Due 3/1/2013 .....................       810            808
 Dominion Resources, Inc.,
  Series A, 5.60%, Due 11/15/2016 .........       500            476
  8.875%, Due 1/15/2019 ...................       120            136
 Duke Energy Carolinas LLC,
  5.10%, Due 4/15/2018 ....................       500            500
 Duke Energy Corp.,
  6.30%, Due 2/1/2014 .....................       270            277
 Duke Energy Indiana, Inc.,
  6.05%, Due 6/15/2016 ....................       520            501
 MidAmerican Energy Holdings Co.,
  5.875%, Due 10/1/2012 ...................       960            991

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

                                                       PAR
                                                      AMOUNT       VALUE
                                                    ----------    ---------
                                                    (DOLLARS IN THOUSANDS)
   6.125%, Due 4/1/2036 ........................    $      425    $     398
  Pacific Gas & Electric Co.,
   6.25%, Due 12/1/2013 ........................           175          187
  Public Service Enterprise Group, Inc.,
   6.95%, Due 6/1/2012 .........................           845          851
  Southern Power Co.,
   6.25%, Due 7/15/2012 ........................           705          726
  Union Electric Co.,
   6.70%, Due 2/1/2019 .........................           265          256
  Virginia Electric and Power Co.,
   5.40%, Due 4/30/2018 ........................           500          491
   8.875%, Due 11/15/2038 ......................           955        1,232
  Wisconsin Electric Power Co.,
   6.25%, Due 12/1/2015 ........................           280          295
  Xcel Energy, Inc.,
   5.613%, Due 4/1/2017 ........................           869          790
                                                                  ---------
                                                                     10,054
                                                                  ---------
 TOTAL CORPORATE OBLIGATIONS ...................                    124,777
                                                                  ---------

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 2.46%
 COMMERCIAL MORTGAGE-BACKED SECURITY - 1.37%
  Banc of America Commercial Mortgage, Inc.,
   2005-6 A1, 5.001%, Due 9/10/2047 ............           538          534
   2007-2 A2, 5.634%, Due 4/10/2049 ............         1,100          843
  Bear Stearns Commercial Mortgage
   Securities, Inc.,
   2006-T22 A2, 5.464%, Due 4/12/2038 ..........           905          808
   2004-PWR5 A4, 4.831%, Due 7/11/2042 .........         2,010        1,744
   2005-T20 A2, 5.127%, Due 10/12/2042 .........           875          823
  Citigroup Commercial Mortgage Trust,
   2004-C2 A3, 4.38%, Due 10/15/2041 ...........           995          937
  General Electric Capital Commercial Mortgage
   Corp.,
   2003-C2 A2, 4.17%, Due 7/10/2037 ............           137          133
  JP Morgan Chase Commercial Mortgage
   Securities Corp.,
   2004-CBX A4, 4.529%, Due 1/12/2037 ..........           555          475
   2005-LDP3 A1, 4.655%, Due 8/15/2042 .........           158          157
   2005-LDP1 A2, 4.625%, Due 3/15/2046 .........         1,035          997
   2007-CB19 A4, 5.746%, Due 2/12/2049 .........           800          512
   2007-CB20 A2, 5.629%, Due 2/12/2051 .........           850          631
  LB-UBS Commercial Mortgage Trust,
   2004-C1 A4, 5.424%, Due 2/15/2040 ...........           650          436
  Wachovia Bank Commercial Mortgage Trust,
   2007-C32 A2, 5.736%, Due 6/15/2049 ..........           530          383
                                                                  ---------
                                                                      9,413
                                                                  ---------

 WHOLE LOAN COLLATERALIZED MORTGAGE
 OBLIGATIONS - 1.09%
  Banc of America Mortgage Securities, Inc.,
   2004-8 3A1, 5.25%, Due 10/25/2019 ...........           889          872
  Chase Mortgage Finance Corp.,
   2006-A1 A1, 6.039%, Due 9/25/2036 # .........         1,322          951
  Citicorp Mortgage Securities, Inc.,
   2006-3 2A1, 5.50%, Due 6/25/2021 ............         1,187        1,033
  Countrywide Home Loan Mortgage Pass
   Through Trust,
   2007-18 A1, 6.00%, Due 9/25/2037 ............         1,470          971
  JP Morgan Mortgage Trust,
   7.00%, Due 8/25/2037 ........................           795          501
  Prime Mortgage Trust,
   2005-2, 5.25%, Due 7/25/2020 ................         1,623        1,619
  Wells Fargo Mortgage Backed Securities
  Trust,
   2006-11 A8, 6.00%, Due 9/25/2036 ............           839          655
   2007-7 A1, 6.00%, Due 6/25/2037 .............         1,455          874
                                                                  ---------
                                                                      7,476
                                                                  ---------

 TOTAL NON-AGENCY MORTGAGE-BACKED OBLIGATIONS ..                     16,889
                                                                  ---------

ASSET - BACKED SECURITIES - 0.72%
  American Express Credit Account Master
   Trust,
   2006-2 A, 5.35%, Due 1/15/2014 ..............         1,700        1,677
  Capital Auto Receivables Asset Trust,
   2006-SN1A A4A, 5.32%, Due 3/20/2010 ++ ......         1,204        1,194
  Capital One Multi-Asset Execution Trust,
   2006-A10 A10, 5.15%, Due 6/15/2014 ..........         1,250        1,219
  Volkswagen Auto Loan Enhanced Trust,
   2005-1 A4, 4.86%, Due 4/20/2012 .............           412          413
   2008-2 A4A, 6.24%, Due 7/20/2015 ............           400          398
                                                                  ---------
 TOTAL ASSET-BACKED SECURITIES .................                      4,901
                                                                  ---------
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 10.58%
 FEDERAL HOME LOAN MORTGAGE
  CORPORATION - 4.39%
   5.50%, Due 8/1/2017 .........................            56           58
   5.50%, Due 9/1/2017 .........................           246          254
   5.50%, Due 6/1/2018 .........................           111          115
   4.50%, Due 3/1/2019 .........................           763          782
   5.00%, Due 10/1/2020 ........................         1,053        1,079
   5.50%, Due 5/1/2021 .........................           607          626
   5.50%, Due 9/1/2021 .........................           283          292
   5.00%, Due 11/1/2021 ........................           543          556
   5.50%, Due 4/1/2022 .........................           321          332
   5.00%, Due 5/1/2022 .........................           505          518

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

                                                       PAR
                                                      AMOUNT         VALUE
                                                    -----------   ----------
                                                     (DOLLARS IN THOUSANDS)
     5.00%, Due 4/1/2023 ........................   $     1,547   $    1,584
     6.50%, Due 5/1/2029 ........................            51           54
     6.50%, Due 6/1/2029 ........................             9           10
     6.50%, Due 7/1/2029 ........................           159          168
     6.00%, Due 8/1/2029 ........................            91           94
     5.00%, Due 8/1/2033 ........................         1,543        1,573
     5.50%, Due 2/1/2034 ........................         1,490        1,528
     5.00%, Due 3/1/2034 ........................         1,204        1,226
     6.00%, Due 6/1/2034 ........................           884          916
     6.00%, Due 8/1/2034 ........................           789          816
     5.00%, Due 8/1/2035 ........................         1,089        1,107
     5.00%, Due 9/1/2035 ........................         1,383        1,407
     5.00%, Due 9/1/2035 ........................         1,549        1,576
     6.00%, Due 8/1/2036 ........................         1,608        1,661
     5.50%, Due 11/1/2036 .......................         1,454        1,489
     5.50%, Due 4/1/2037 ........................         1,652        1,692
     5.50%, Due 5/1/2037 ........................           989        1,012
     5.50%, Due 6/1/2037 ........................         1,374        1,390
     6.50%, Due 8/1/2037 ........................           448          467
     6.00%, Due 9/1/2037 ........................           550          568
     5.00%, Due 3/1/2038 ........................         1,574        1,600
     6.00%, Due 3/1/2038 ........................         2,199        2,271
     6.50%, Due 5/1/2038 ........................         1,241        1,295
                                                                  ----------
                                                                      30,116
                                                                  ----------

 FEDERAL NATIONAL MORTGAGE ASSOCIATION - 5.43%
     5.50%, Due 2/1/2014 ........................           318          331
     6.00%, Due 4/1/2016 ........................           267          279
     5.00%, Due 12/1/2017 .......................           737          759
     4.50%, Due 9/1/2018 ........................         1,235        1,259
     5.50%, Due 12/1/2018 .......................            78           81
     4.00%, Due 8/1/2020 ........................           926          932
     5.50%, Due 4/1/2021 ........................           986        1,019
     6.00%, Due 1/1/2029 ........................           485          504
     5.00%, Due 3/1/2034 ........................         1,591        1,624
     4.50%, Due 9/1/2034 ........................           716          723
     6.50%, Due 3/1/2035 ........................           261          273
     5.50%, Due 12/1/2035 .......................         1,260        1,292
     5.50%, Due 12/1/2035 .......................           396          406
     5.50%, Due 1/1/2036 ........................         1,309        1,342
     5.50%, Due 2/1/2036 ........................           906          929
     5.00%, Due 2/1/2036 ........................           788          803
     5.00%, Due 3/1/2036 ........................         1,433        1,460
     5.50%, Due 3/1/2036 ........................           324          332
     5.50%, Due 4/1/2036 ........................         2,241        2,297
     6.00%, Due 9/1/2036 ........................         1,001        1,032
     6.50%, Due 9/1/2036 ........................         2,045        2,135
     5.50%, Due 12/1/2036 .......................         1,702        1,743
     5.50%, Due 2/1/2037 ........................         1,638        1,678
     6.00%, Due 8/1/2037 ........................         1,328        1,370
     6.50%, Due 8/1/2037 ........................           801          835
     6.50%, Due 9/1/2037 ........................           508          530
     6.00%, Due 11/1/2037 .......................           695          717
     6.50%, Due 11/1/2037 .......................           790          824
     5.00%, Due 3/1/2038 ........................         6,938        7,061
     5.00%, Due 6/1/2038 ........................         2,003        2,038
     6.00%, Due 9/1/2038 ........................           612          632
                                                                  ----------
                                                                      37,240
                                                                  ----------

 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.76%
     7.00%, Due 12/15/2025 ......................           283          304
     4.201%, Due 8/16/2026 ......................           748          756
     6.50%, Due 8/15/2027 .......................           334          349
     6.50%, Due 11/15/2027 ......................           338          353
     7.50%, Due 12/15/2028 ......................           253          269
     5.50%, Due 7/15/2033 .......................           912          938
     6.00%, Due 12/15/2033 ......................           962          992
     5.50%, Due 2/20/2034 .......................         1,229        1,259
                                                                  ----------
                                                                       5,220
                                                                  ----------
 TOTAL U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS ..                     72,576
                                                                  ----------

U.S. AGENCY OBLIGATIONS - 9.67%
 FEDERAL HOME LOAN MORTGAGE CORPORATION - 6.07%
     5.25%, Due 2/24/2011 .......................         2,360        2,366
     4.50%, Due 1/15/2015 + .....................        34,290       37,373
     6.25%, Due 7/15/2032 + .....................         1,500        1,869
                                                                  ----------
                                                                      41,608
                                                                  ----------

 FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.60%
     5.125%, Due 1/2/2014 + .....................           645          657
     4.625%, Due 10/15/2014 + ...................         1,000        1,094
     5.375%, Due 6/12/2017 + ....................         2,650        2,944
     6.25%, Due 5/15/2029 + .....................        12,200       14,849
     6.00%, Due 4/18/2036 .......................         5,065        5,176
                                                                  ----------
                                                                      24,720
                                                                  ----------
 TOTAL U.S. AGENCY OBLIGATIONS ..................                     66,328
                                                                  ----------
U.S. TREASURY OBLIGATIONS - 3.07%
     1.50%, Due 12/31/2013 + ....................         8,160        8,041
     3.75%, Due 11/15/2018 + ....................         4,500        4,846
     7.875%, Due 2/15/2021 + ....................         1,200        1,681
     6.25%, Due 8/15/2023 + .....................         1,400        1,771
     6.875%, Due 8/15/2025 + ....................           580          807
     5.25%, Due 11/15/2028 + ....................           750          887
     4.75%, Due 2/15/2037 + .....................           800          950
     4.375%, Due 2/15/2038 + ....................         1,855        2,102
                                                                  ----------
 TOTAL U.S. TREASURY OBLIGATIONS ................                     21,085
                                                                  ----------

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

                                                  SHARES         VALUE
                                                 -----------   ---------
                                                  (DOLLARS IN THOUSANDS)
SHORT TERM INVESTMENTS - 5.70%
  Columbia Government Reserve Fund .............  33,512,308   $  33,513

                                                     PAR
                                                   AMOUNT
                                                 ----------
  U.S. Treasury,
   0.14%, Due 6/11/2009 ##................ $    5,624        5,621
                                                               ---------
 TOTAL SHORT TERM INVESTMENTS ..................                  39,134
                                                               ---------


                                                    SHARES
                                                 -----------
SECURITIES LENDING COLLATERAL - 11.15%
  American Beacon Money Market Select Fund ** ..  14,555,930      14,556
  Securities Liquidating AB Trust ..............  20,278,431      20,033
  State Street Navigator Securities Lending
  Prime Portfolio ..............................  42,039,184      42,039
                                                               ---------
 TOTAL SECURITIES LENDING COLLATERAL ...........                  76,628
                                                               ---------
TOTAL INVESTMENTS  110.87% - (COST $917,843) ...                 760,902
LIABILITIES, NET OF OTHER ASSETS - (10.87%) ....                 (73,686)
                                                               ---------
TOTAL NET ASSETS - 100.00% .....................               $ 687,216
                                                               =========

Percentages are stated as a percent of net assets.

*         Non-income producing security.

+         All or a portion of this security is on loan at January 31, 2009.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $7,797 or 1.14% of net assets. The Fund has no right to demand registration of these securities.

# The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

##       At January 31, 2009, security pledged as collateral for open futures contracts.

**         The Fund is affiliated by having the same investment advisor.

FUTURES CONTRACTS
(DOLLARS IN THOUSANDS)

                                                                  UNREALIZED
                              NUMBER OF   EXPIRATION   MARKET     APPRECIATION/
                              CONTRACTS      DATE       VALUE    (DEPRECIATION)
                             ----------   -----------  -------   --------------
Emini S&P 500 Index .......      927       Mar 2009    $ 38,123  $    (3,279)
                                                       ========  ==============

                             See accompanying notes

AMERICAN BEACON LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

                                                   SHARES       VALUE
                                                -----------  ------------
                                                  (DOLLARS IN THOUSANDS)
COMMON STOCKS - 92.88%
CONSUMER DISCRETIONARY - 7.19%
 AUTO COMPONENTS - 0.38%
  Gentex Corp. + .............................    2,365,000  $     19,842
                                                             ------------

 HOTELS, RESTAURANTS & LEISURE - 0.85%
  Carnival Corp. .............................    1,941,200        35,310
  Wyndham Worldwide Corp. +...................    1,475,780         9,047
                                                             ------------
                                                                   44,357
                                                             ------------

 HOUSEHOLD DURABLES - 0.37%
  Fortune Brands, Inc. .......................      493,500        15,792
  Newell Rubbermaid, Inc. ....................      398,400         3,219
                                                             ------------
                                                                   19,011
                                                             ------------

 INTERNET & CATALOG RETAIL - 0.11%
  eBay, Inc. * ...............................      496,900         5,973
                                                             ------------

 MEDIA - 1.93%
  CBS Corp. + ................................    3,099,800        17,731
  Interpublic Group of Cos., Inc. * +.........    1,144,900         3,813
  Time Warner, Inc. ..........................    5,000,000        46,650
  Walt Disney Co. Ltd. .......................    1,318,300        27,262
  Warner Music Group Corp. +..................    2,322,000         4,760
                                                             ------------
                                                                  100,216
                                                             ------------

 MULTILINE RETAIL - 1.06%
  J.C. Penney Company, Inc. ..................    1,624,200        27,205
  Target Corp. + .............................      726,600        22,670
  Wal-Mart Stores, Inc. ......................      107,400         5,061
                                                             ------------
                                                                   54,936
                                                             ------------

 SPECIALTY RETAIL - 1.79%
  Gap, Inc. . ................................      335,600         3,786
  The Home Depot, Inc. .......................    4,068,567        87,596
  Limited Brands, Inc. .......................      229,800         1,820
                                                             ------------
                                                                   93,202
                                                             ------------

 TEXTILES & APPAREL - 0.70%
  Polo Ralph Lauren Corp. + ..................      890,000        36,517
                                                             ------------
 TOTAL CONSUMER DISCRETIONARY                                     374,054
                                                             ------------

CONSUMER STAPLES - 11.07%
 BEVERAGES - 2.05%
  Coca-Cola Co. ..............................      199,700         8,531
  Diageo plc, ADR ............................    1,626,200        88,368
  PepsiCo, Inc. ..............................      190,200         9,554
                                                             ------------
                                                                  106,453
                                                             ------------

 FOOD & DRUG RETAILING - 1.73%
  Safeway, Inc. ..............................    2,308,300        49,467
  Sysco Corp. ................................    1,829,400        40,777
                                                             ------------
                                                                   90,244
                                                             ------------

 FOOD PRODUCTS - 3.28%
  Archer-Daniels-Midland Co. .................    2,250,000        61,605
  ConAgra Foods, Inc. ........................    2,700,000        46,170
  Kellogg Co. ................................      990,000        43,253
  Kraft Foods, Inc. ..........................      635,413        17,823
  Unilever plc, ADR + ........................       91,500         2,006
                                                             ------------
                                                                  170,857
                                                             ------------

 PERSONAL PRODUCTS - 0.68%
  L'Oreal SA  ................................    2,675,000        35,444
                                                             ------------

 TOBACCO - 3.33%
  Altria Group, Inc. .........................    1,312,900        21,715
  Imperial Tobacco Group plc, ADR +...........    1,394,100        76,118
  Lorillard, Inc. ............................       76,000         4,519
  Philip Morris International, Inc. ..........    1,910,400        70,971
                                                             ------------
                                                                  173,323
                                                             ------------
 TOTAL CONSUMER STAPLES ......................                    576,321
                                                             ------------

ENERGY - 9.22%

 ENERGY EQUIPMENT & SERVICES - 0.61%
  Weatherford International Ltd. * ...........    2,900,000        31,987
                                                             ------------

 OIL & GAS - 8.61%
  Chevron Corp. ..............................      976,262        68,846
  ConocoPhillips .............................    3,562,296       169,316
  Devon Energy Corp. .........................    1,132,000        69,731
  Duke Energy Corp. ..........................    2,260,900        34,253
  Exxon Mobil Corp. ..........................       51,700         3,954
  Occidental Petroleum Corp. .................    1,514,700        82,627
  Royal Dutch Shell plc, ADR +................      405,400        19,390
                                                             ------------
                                                                  448,117
                                                             ------------
 TOTAL ENERGY ................................                    480,104
                                                             ------------

FINANCIALS - 11.75%

 BANKS - 3.57%
  Bank of America Corp. ......................    8,897,990        58,549
  Comerica, Inc. + ...........................      104,600         1,743
  East West Bancorp, Inc. +...................    2,068,000        19,625
  KeyCorp +...................................      644,074         4,689
  PNC Financial Services Group, Inc. . .......      426,249        13,862
  SunTrust Banks, Inc. .......................      132,000         1,618
  Synovus Financial Corp. + ..................    4,516,000        17,883
  U.S. Bancorp ...............................    1,065,860        15,817
  Washington Mutual, Inc. ....................    1,765,000            71

                             See accompanying notes

AMERICAN BEACON LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

                                                     SHARES        VALUE
                                                   -----------  ------------
                                                    (DOLLARS IN THOUSANDS)
  Wells Fargo & Co. .............................    1,949,959  $     36,854
  Zions Bancorporation + ........................    1,000,000        14,920
                                                                ------------
                                                                     185,631
                                                                ------------

 DIVERSIFIED FINANCIALS - 5.33%
  American Express Co. + ........................    1,802,700        30,159
  Capital One Financial Corp. + .................    1,207,400        19,125
  Charles Schwab Corp. ..........................      247,620         3,365
  Citigroup, Inc. + .............................    4,597,638        16,322
  Discover Financial Services ...................      294,550         2,106
  JP Morgan Chase & Co. .........................    4,341,098       110,741
  Mitsubishi UFJ Financial Group, Inc., ADR + ...    8,256,000        45,408
  Morgan Stanley Dean Witter & Co. ..............    1,100,000        22,253
  SLM Corp. * + .................................    2,435,500        27,887
                                                                ------------
                                                                     277,366
                                                                ------------

 INSURANCE - 2.85%
  ACE Ltd. ......................................    1,025,600        44,778
  Aflac, Inc. ...................................      779,000        18,081
  Allstate Corp. ................................      148,000         3,207
  American International Group, Inc. + ..........    2,397,100         3,068
  Conseco, Inc. * ...............................      330,700           771
  Genworth Financial, Inc. . ....................      543,100         1,260
  Hartford Financial Services Group, Inc. + .....      694,450         9,139
  MetLife, Inc. .................................      882,559        25,356
  Prudential Financial, Inc. ....................       71,900         1,851
  Travelers Cos., Inc. ..........................      925,400        35,757
  XL Capital Ltd. + .............................    1,738,000         5,040
                                                                ------------
                                                                     148,308
                                                                ------------
 TOTAL FINANCIALS ...............................                    611,305
                                                                ------------

HEALTH CARE - 13.77%
 HEALTH CARE EQUIPMENT & SUPPLIES - 1.62%
  Baxter International, Inc. ....................    1,405,600        82,439
  Zimmer Holdings, Inc. * .......................       51,100         1,860
                                                                ------------
                                                                      84,299
                                                                ------------

 HEALTH CARE PROVIDERS & SERVICES - 2.99%
  Cardinal Health, Inc. .........................    1,317,900        49,619
  CIGNA Corp. ...................................    1,546,000        26,839
  UnitedHealth Group, Inc. ......................      813,600        23,049
  Universal Health Services, Inc. ...............      624,130        23,623
  WellPoint, Inc. *   ...........................      788,800        32,696
                                                                ------------
                                                                     155,826
                                                                ------------

 PHARMACEUTICALS - 9.16%
  Amgen, Inc. * .................................      392,700        21,540
  Bristol-Myers Squibb Co. ......................    3,849,900        82,426
  Eli Lilly & Co. ...............................    1,846,400        67,984
  Hospira, Inc. * ...............................    1,143,000        28,461
  Johnson & Johnson .............................      619,200        35,722
  Merck & Co., Inc. .............................    1,101,300        31,442
  Pfizer, Inc. ..................................    5,824,400        84,920
  Schering-Plough Corp. .........................      855,300        15,019
  Wyeth Corp. ...................................    2,540,600       109,169
                                                                ------------
                                                                     476,683
                                                                ------------
 TOTAL HEALTH CARE ..............................                    716,808
                                                                ------------

INDUSTRIALS - 12.34%
 AEROSPACE & DEFENSE - 3.79%
  Boeing Co. ....................................    1,849,600        78,257
  Northrop Grumman Corp. ........................    1,066,800        51,334
  Raytheon Co. ..................................    1,162,500        58,846
  United Technologies Corp. .....................      186,400         8,945
                                                                ------------
                                                                     197,382
                                                                ------------

 AIR FREIGHT & COURIERS - 0.42%
  FedEx Corp. ...................................      426,800        21,741
                                                                ------------

 INDUSTRIAL CONGLOMERATES - 4.32%
  3M Co. ........................................      700,000        37,653
  General Electric Co. + ........................    6,963,900        84,472
  Honeywell International, Inc. .................    2,484,525        81,517
  Textron, Inc. .................................    1,029,600         9,298
  Tyco International Ltd. .......................      578,500        12,160
                                                                ------------
                                                                     225,100
                                                                ------------

 MACHINERY - 3.42%
  Caterpillar, Inc. .............................      461,400        14,234
  Cummins, Inc. .................................       81,200         1,947
  Deere & Co. ...................................    1,039,000        36,095
  Eaton Corp. ...................................      473,500        20,844
  Illinois Tool Works, Inc. + ...................    1,727,900        56,433
  ITT Industries, Inc. +.........................      930,300        42,124
  PACCAR, Inc. ..................................      234,500         6,188
                                                                ------------
                                                                     177,865
                                                                ------------

 TRANSPORTATION INFRASTRUCTURE - 0.39%
  Burlington Northern Santa Fe Corp. ............      302,800        20,061
                                                                ------------
 TOTAL INDUSTRIALS ..............................                    642,149
                                                                ------------

INFORMATION TECHNOLOGY - 12.53%
 COMMUNICATIONS EQUIPMENT - 0.74%
  Alcatel-Lucent, ADR ...........................    2,992,600         5,896
  Nokia Corp., ADR ..............................    2,638,800        32,378
                                                                ------------
                                                                      38,274
                                                                ------------

 COMPUTERS & PERIPHERALS - 6.79%
  Apple Computer, Inc. * ........................      640,000        57,683

                             See accompanying notes

AMERICAN BEACON LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

                                                   SHARES       VALUE
                                                -----------  ------------
                                                 (DOLLARS IN THOUSANDS)
  EMC Corp. * ................................    4,665,000  $     51,502
  Hewlett-Packard Co. .. .....................    2,372,700        82,451
  International Business Machines Corp. ......    1,766,500       161,900
                                                             ------------
                                                                  353,536
                                                             ------------

 ELECTRICAL EQUIPMENT - 0.48%
  Molex, Inc. - Class A ......................    1,688,000        20,627
  Molex, Inc. ................................      339,000         4,533
                                                             ------------
                                                                   25,160
                                                             ------------

 ELECTRONIC COMPONENTS - 0.53%
  Thomas & Betts Corp. * .....................    1,285,000        27,486
                                                             ------------

 ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.24%
  Intel Corp. . ..............................    4,231,800        54,590
  Tyco Electronics Ltd. ......................      697,800         9,881
                                                             ------------
                                                                   64,471
                                                             ------------

 SEMICONDUCTOR EQUIPMENT & PRODUCTS - 0.68%
  Texas Instruments, Inc. ....................    2,372,000        35,461
                                                             ------------

 SOFTWARE - 2.07%
  CA, Inc. ...................................    1,139,503        20,500
  Microsoft Corp. ++ .........................      994,600        17,008
  Oracle Corp. * .............................    4,164,200        70,083
                                                             ------------
                                                                  107,591
                                                             ------------
 TOTAL INFORMATION TECHNOLOGY ................                    651,979
                                                             ------------

MATERIALS - 2.49%
 CHEMICALS - 2.45%
  Air Products & Chemicals, Inc. .............    1,111,400        55,903
  Dow Chemical Co. ...........................      963,600        11,168
  E. I. du Pont de Nemours & Co. +............    1,252,200        28,751
  Eastman Chemical Co. .......................       35,300           916
  PPG Industries, Inc. .......................      568,700        21,372
  Rohm & Haas Co. ............................      172,700         9,531
                                                             ------------
                                                                  127,641
                                                             ------------

 METALS & MINING - 0.04%
  Alcoa, Inc. + ..............................      231,600         1,804
                                                             ------------
 TOTAL MATERIALS .............................                    129,445
                                                             ------------

TELECOMMUNICATION SERVICES - 5.34%
 DIVERSIFIED TELECOMMUNICATION - 5.34%
  AT&T, Inc. ++ ..............................    5,135,852       126,445
  Fairpoint Communications, Inc. +............       42,246           115
  Verizon Communications, Inc. ...............    3,778,346       112,859
  Vodafone Group plc, ADR ....................    2,080,000        38,667
                                                             ------------
 TOTAL TELECOMMUNICATION SERVICES ............                    278,086
                                                             ------------

UTILITIES - 7.18%
 ELECTRIC UTILITIES - 5.74%
  CenterPoint Energy, Inc. +..................    1,906,600        25,510
  Constellation Energy Group, Inc. ...........      710,100        18,676
  Dominion Resources, Inc. ...................    2,813,900        98,993
  Entergy Corp. + ............................      569,700        43,502
  Exelon Corp. + .............................      542,600        29,420
  FPL Group, Inc. ............................    1,210,500        62,401
  Public Service Enterprise Group, Inc. . ....      643,500        20,315
                                                             ------------
                                                                  298,817
                                                             ------------

 GAS UTILITIES - 0.78%
  Spectra Energy Corp. .......................    2,813,500        40,824
                                                             ------------

 MULTI-UTILITIES - 0.66%

  Questar Corp. * ............................    1,006,000        34,184
                                                             ------------
 TOTAL UTILITIES .............................                    373,825
                                                             ------------
 TOTAL COMMON STOCKS .........................                  4,834,076
                                                             ------------

CONVERTIBLE PREFERRED STOCKS - 0.11%
FINANCIALS - 0.11%
 BANKS - 0.11%
  East West Bancorp, Inc. ....................        8,763         5,524
                                                             ------------

SHORT TERM INVESTMENTS - 6.73%
  Columbia Government Reserve Fund ...........  305,599,216       305,599

                                                   PAR
                                                  AMOUNT
                                                -----------
  U.S. Treasury,
   0.18%, Due 6/11/2009 ++ ...................  $    44,754        44,726
                                                             ------------
 TOTAL SHORT TERM INVESTMENTS ................                    350,325
                                                             ------------

                                                  SHARES
                                                -----------
SECURITIES LENDING COLLATERAL - 4.76%
  American Beacon Money Market Select
    Fund # ...................................   47,062,744        47,063
  Securities Liquidating AB Trust ............   65,564,937        64,773

                             See accompanying notes

AMERICAN BEACON LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

                                                         SHARES        VALUE
                                                     -------------  -----------
                                                        (DOLLARS IN THOUSANDS)
  State Street Navigator Securities Lending
   Prime Portfolio ..............................    $ 135,922,571  $   135,922
                                                                    -----------
 TOTAL SECURITIES LENDING COLLATERAL ............                       247,758
                                                                    -----------
TOTAL INVESTMENTS 104.48% - (COST $8,034,997) ...                     5,437,683
LIABILITIES, NET OF OTHER ASSETS - (4.48%) ......                      (233,220)
                                                                    -----------
TOTAL NET ASSETS - 100.00% ......................                   $ 5,204,463
                                                                    ===========

Percentages are stated as a percent of net assets.

*     Non-income producing security.

+     All or a portion of this security is on loan at January 31, 2009.

++ At January 31, 2009, security pledged as collateral for open futures contracts.

#     The Fund is affiliated by having the same investment advisor.

FUTURES CONTRACTS
(DOLLARS IN THOUSANDS)

                                                                                       UNREALIZED
                                                NUMBER OF   EXPIRATION    MARKET     APPRECIATION/
                                                CONTRACTS      DATE        VALUE     (DEPRECIATION)
                                                ---------   ----------   ---------   --------------
Emini S&P 500 Index .........................     8,300      Mar 2009    $ 341,338   $    (19,473)
                                                                         =========   ==============

                             See accompanying notes

AMERICAN BEACON LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)


                                                                          SHARES       VALUE
                                                                        ----------   ----------
                                                                        (DOLLARS IN THOUSANDS)
COMMON STOCKS - 93.78%
CONSUMER DISCRETIONARY - 11.76%

 AUTO COMPONENTS - 0.04%
  Johnson Controls, Inc. ...............................................     1,439   $       18
                                                                                     ----------

 HOTELS, RESTAURANTS & LEISURE - 4.10%
  McDonald's Corp. .....................................................    19,834        1,151
  Panera Bread Co. * + .................................................     3,980          187
  Yum! Brands, Inc. ....................................................    28,241          808
                                                                                     ----------
                                                                                          2,146
                                                                                     ----------

 HOUSEHOLD DURABLES - 0.32%
  The Toro co. + .......................................................     5,674          168
                                                                                     ----------

 INTERNET & CATALOG RETAIL - 0.16%
  eBay, Inc. * .........................................................     7,053           85
                                                                                     ----------

 MEDIA - 0.87%
  Comcast Corp. - Class A SPL + ........................................     3,268           45
  Comcast Corp. - Class A ..............................................     5,866           86
  The DIRECTV Group, Inc. * + ..........................................     1,852           41
  DISH Network Corp. * .................................................     1,983           25
  Time Warner, Inc. ....................................................    20,739          194
  Virgin Media, Inc. + .................................................    13,719           62
                                                                                     ----------
                                                                                            453
                                                                                     ----------

 MULTILINE RETAIL - 1.94%
  BJ's Wholesale Club, Inc. * + ........................................     8,210          235
  Costco Wholesale Corp. ...............................................     2,486          112
  Wal-Mart Stores, Inc. ................................................    14,210          670
                                                                                     ----------
                                                                                          1,017
                                                                                     ----------

 SPECIALTY RETAIL - 3.45%
  AutoZone, Inc. * + ...................................................     3,784          503
  Best Buy Company, Inc. + .............................................    18,022          505
  Dollar Tree, Inc. * + ................................................     2,813          120
  Family Dollar Stores, Inc. ...........................................     1,638           45
  NIKE, Inc. ...........................................................     8,785          398
  PetSmart, Inc. + .....................................................     8,498          159
  Ross Stores, Inc. ....................................................     2,622           77
                                                                                     ----------
                                                                                          1,807
                                                                                     ----------

 TEXTILES & APPAREL - 0.88%
  Coach, Inc. * ........................................................    31,418          459
                                                                                     ----------
 TOTAL CONSUMER DISCRETIONARY ..........................................                  6,153
                                                                                     ----------

 CONSUMER STAPLES - 10.59%
 BEVERAGES - 1.05%
  Brown-Forman Corp. ...................................................       908           41
  Dr Pepper Snapple Group, Inc. * ......................................     5,422           89
  Hansen Natural Corp. * ...............................................     5,493          184
  PepsiAmericas, Inc. * ................................................       772           13
  PepsiCo, Inc. ........................................................     4,405          221
                                                                                     ----------
                                                                                            548
                                                                                     ----------

 FOOD & DRUG RETAILING - 1.28%
  The Kroger Co. .......................................................    29,771          670
                                                                                     ----------


 FOOD PRODUCTS - 3.24%
  Bunge Ltd. + .........................................................     4,228          182
  Campbell Soup Co. ....................................................       550           17
  Corn Products International, Inc. ....................................     1,693           39
  General Mills, Inc. ..................................................     7,055          417
  H.J. Heinz Co. .......................................................    11,221          410
  Herbalife Ltd. + .....................................................     5,728          117
  Hormel Foods Corp. ...................................................       600           18
  Kellogg Co. ..........................................................    10,366          453
  Tyson Foods, Inc. ....................................................     4,627           41
                                                                                     ----------
                                                                                          1,694
                                                                                     ----------

 HOUSEHOLD PRODUCTS - 1.85%
  Colgate-Palmolive Co. ................................................    14,333          932
  The Procter & Gamble Co. .............................................       700           38
                                                                                     ----------
                                                                                            970
                                                                                     ----------

 PERSONAL PRODUCTS - 1.19%
  Alberto-Culver Co. ...................................................     3,411           84
  Avon Products, Inc. ..................................................    26,462          541
                                                                                     ----------
                                                                                            625
                                                                                     ----------
 TOBACCO - 1.98%
  Altria Group, Inc. ...................................................    11,542          191
  Lorillard, Inc. ......................................................     9,011          536
  Philip Morris International, Inc. ....................................     8,333          309
                                                                                     ----------
                                                                                          1,036
                                                                                     ----------
 TOTAL CONSUMER STAPLES ................................................                  5,543
                                                                                     ----------

ENERGY - 9.37%
 ENERGY EQUIPMENT & SERVICES - 3.55%
  Cameron International Corp. * ........................................    21,210          491
  FMC Technologies, Inc. * .............................................     3,380          100
  Halliburton Co. ......................................................    32,852          567
  Schlumberger Ltd. ....................................................     5,663          231
  SEACOR Holdings, Inc. * + ............................................       699           45
  Transocean Ltd. * + ..................................................     7,815          427
                                                                                     ----------
                                                                                          1,861
                                                                                     ----------

OIL & GAS - 5.82%
  Apache Corp. .........................................................     6,850          514
  Chevron Corp. ........................................................     2,067          146

                             See accompanying notes

AMERICAN BEACON LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

                                                                          SHARES       VALUE
                                                                        ----------   ----------
                                                                        (DOLLARS IN THOUSANDS)
  Devon Energy Corp. ...................................................     1,361   $       84
  EOG Resources, Inc. ..................................................     1,755          119
  Exxon Mobil Corp. ....................................................     2,866          219
  Murphy Oil Corp. .....................................................    14,061          621
  Occidental Petroleum Corp. ...........................................     3,180          173
  St. Mary Land & Exploration Co. + ....................................       425            8
  Sunoco, Inc. + .......................................................     4,129          191
  Tesoro Corp. + .......................................................    10,832          187
  Ultra Petroleum Corp. * + ............................................     1,132           41
  Valero Energy Corp. ..................................................    11,507          278
  W&T Offshore, Inc. + .................................................     1,509           19
  XTO Energy, Inc. .....................................................    12,003          445
                                                                                     ----------
                                                                                          3,045
                                                                                     ----------
 TOTAL ENERGY ..........................................................                  4,906
                                                                                     ----------

FINANCIALS - 3.07%

 BANKS - 0.07%
  Hudson City Bancorp, Inc. + ..........................................     1,302           15
  Regions Financial Corp. * ............................................     3,507           12
  Synovus Financial Corp. + ............................................     2,804           11
                                                                                     ----------
                                                                                             38
                                                                                     ----------

 DIVERSIFIED FINANCIALS - 2.13%
  BlackRock, Inc. + ....................................................       200           22
  Capital One Financial Corp. ..........................................     1,820           29
  CME Group, Inc. ......................................................       948          165
  Eaton Vance Corp. + ..................................................     5,136           98
  Federated Investors, Inc. ............................................     2,364           46
  Moody's Corp. + ......................................................     2,443           52
  SEI Investments Co. ..................................................     3,950           50
  State Street Corp. ...................................................    23,247          541
  T Rowe Price Group, Inc. + ...........................................     3,989          110
                                                                                     ----------
                                                                                          1,113
                                                                                     ----------

 INSURANCE - 0.35%
  Aflac, Inc. ..........................................................     6,381          148
  First American Corp. .................................................     1,570           35
                                                                                     ----------
                                                                                            183
                                                                                     ----------

 REAL ESTATE - 0.52%
  AMB Property Corp. + .................................................     2,952           47
  Jones Lang LaSalle, Inc. + ...........................................       924           22
  Kilroy Realty Corp. + ................................................       480           11
  Nationwide Health Properties, Inc. + .................................     3,841           98
  Regency Centers Corp. * + ............................................       814           29
  Simon Property Group, Inc. + .........................................     1,582           68
                                                                                     ----------
                                                                                            275
                                                                                     ----------
 TOTAL FINANCIALS ......................................................                  1,609
                                                                                     ----------

HEALTH CARE - 17.26%

 BIOTECHNOLOGY - 4.15%
  Biogen Idec, Inc. * ..................................................     4,860          236
  Celgene Corp. * ......................................................     2,261          120
  Genentech, Inc. * ....................................................     3,036          247
  Gen-Probe, Inc. * ....................................................     3,572          161
  Gilead Sciences, Inc. * + ............................................    27,753        1,409
                                                                                     ----------
                                                                                          2,173
                                                                                     ----------

 HEALTH CARE EQUIPMENT & SUPPLIES - 4.85%
  Baxter International, Inc. ...........................................     8,176          479
  Becton, Dickinson & Co. ..............................................     8,887          646
  Boston Scientific Corp. * ............................................     8,754           78
  C.R. Bard, Inc. ......................................................       467           40
  Dentsply International, Inc. + .......................................     1,402           38
  Hill-Rom Holdings, Inc. + ............................................       727           10
  HLTH Corp. * + .......................................................     7,895           90
  Hologic, Inc. * + ....................................................     1,482           17
  St. Jude Medical, Inc. * .............................................    14,258          519
  Varian Medical Systems, Inc. * .......................................    16,731          621
                                                                                     ----------
                                                                                          2,538
                                                                                     ----------

 HEALTH CARE PROVIDERS & SERVICES - 1.09%
  Cardinal Health, Inc. ................................................       315           12
  Express Scripts, Inc. * ..............................................     9,720          522
  McKesson Corp. .......................................................       746           33
                                                                                     ----------
                                                                                            567
                                                                                     ----------

 PHARMACEUTICALS - 7.17%
  Abbott Laboratories ..................................................    10,041          557
  Amgen, Inc. * ........................................................     9,988          548
  Bristol-Myers Squibb Co. .............................................    26,067          558
  Eli Lilly & Co. + ....................................................    21,282          784
  Johnson & Johnson ....................................................     7,392          426
  King Pharmaceuticals, Inc. * .........................................    11,674          102
  Medco Health Solutions, Inc. * .......................................     7,032          316
  Merck & Co., Inc. ....................................................     1,554           44
  Pfizer, Inc. .........................................................       712           10
  Schering-Plough Corp. ................................................    17,241          303
  Wyeth Corp. ..........................................................     2,446          105
                                                                                     ----------
                                                                                          3,753
                                                                                     ----------
 TOTAL HEALTH CARE .....................................................                  9,031
                                                                                     ----------

INDUSTRIALS - 16.55%

 AEROSPACE & DEFENSE - 5.65%
  Boeing Co. ...........................................................    12,247          518
  General Dynamics Corp.................................................    15,024          852
  Goodrich Corp. .......................................................    12,788          495
  Lockheed Martin Corp. ................................................     6,804          558

                             See accompanying notes

AMERICAN BEACON LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

                                                                          SHARES       VALUE
                                                                        ----------   ----------
                                                                        (DOLLARS IN THOUSANDS)
 Rockwell Collins Inc. ................................................      1,645   $       62
 United Technologies Corp. ............................................      9,881          474
                                                                                     ----------
                                                                                          2,959
                                                                                     ----------

AIR FREIGHT & COURIERS - 1.44%
 Expeditors International of Washington, Inc. + .......................      6,346          177
 FedEx Corp. + ........................................................      8,506          433
 United Parcel Service, Inc. ..........................................      2,625          112
 UTi Worldwide, Inc. ..................................................      2,776           30
                                                                                     ----------
                                                                                            752
                                                                                     ----------

BUILDING PRODUCTS - 0.05%
 Armstrong World Industries, Inc. .....................................      1,605           27
                                                                                     ----------

COMMERCIAL SERVICES & SUPPLIES - 3.83%
 Apollo Group, Inc. * .................................................      8,297          676
 CH Robinson Worldwide, Inc. + ........................................      1,998           92
 Genpact Ltd. * .......................................................      1,728           14
 H&R Block, Inc. ......................................................     21,125          438
 ITT Educational Services, Inc. * + ...................................      5,310          650
 Manpower, Inc. .......................................................      2,153           61
 Robert Half International, Inc. + ....................................      4,294           73
                                                                                     ----------
                                                                                          2,004
                                                                                     ----------

CONSTRUCTION & ENGINEERING - 0.06%
 Fluor Corp. ..........................................................        800           31
                                                                                     ----------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.92%
 Emerson Electric Co. .................................................     14,757          483
                                                                                     ----------

INDUSTRIAL CONGLOMERATES - 1.02%
 Honeywell International, Inc. ........................................     15,587          512
 Tyco International Ltd. ..............................................      1,064           22
                                                                                     ----------
                                                                                            534
                                                                                     ----------

MACHINERY - 1.57%
 AGCO Corp. * .........................................................      6,476          138
 Caterpillar, Inc. ....................................................      1,561           48
 Deere & Co. ..........................................................        956           33
 Flowserve Corp. ......................................................      9,152          488
 Graco, Inc. + ........................................................      1,096           23
 Illinois Tool Works, Inc. ............................................      2,728           89
                                                                                     ----------
                                                                                            819
                                                                                     ----------

ROAD & RAIL - 1.67%
 JB Hunt Transport Services, Inc. + ...................................     12,435          277
 Landstar System, Inc. + ..............................................      1,991           71
 Norfolk Southern Corp. ...............................................     13,348          512
 Union Pacific Corp. ..................................................        290           13
                                                                                     ----------
                                                                                            873
                                                                                     ----------

TRADING COMPANIES & DISTRIBUTORS - 0.34%
 Fastenal Co. + .......................................................      1,403           48
 Genuine Parts Co. + ..................................................        564           18
 WW Grainger, Inc. + ..................................................      1,540          112
                                                                                     ----------
                                                                                            178
                                                                                     ----------
TOTAL INDUSTRIALS .....................................................                   8,660
                                                                                     ----------
INFORMATION TECHNOLOGY - 20.04%
COMMUNICATIONS EQUIPMENT - 2.47%
 Cisco Systems, Inc. * ++ .............................................     37,806          566
 Harris Corp. .........................................................     11,600          502
 Qualcomm, Inc. .......................................................      5,466          189
 Tellabs, Inc. * ......................................................      8,491           35
                                                                                     ----------
                                                                                          1,292
                                                                                     ----------

COMPUTERS & PERIPHERALS - 6.43%
 Apple Computer, Inc. * ...............................................      6,649          599
 Dell, Inc. * + .......................................................     55,084          523
 EMC Corp. * ..........................................................     14,565          161
 Hewlett-Packard Co. ..................................................     23,622          821
 Ingram Micro, Inc. * .................................................      6,220           76
 International Business Machines Corp. ................................     11,126        1,020
 NetApp, Inc. * + .....................................................      6,388           95
 Teradata Corp. * .....................................................      5,356           70
                                                                                     ----------
                                                                                          3,365
                                                                                     ----------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.11%
 Broadcom Corp. * .....................................................      9,489          151
 Intel Corp. ..........................................................     26,981          348
 Thermo Fisher Scientific, Inc. * .....................................      2,319           83
                                                                                     ----------
                                                                                            582
                                                                                     ----------

INTERNET SOFTWARE & SERVICES - 1.29%
 Google, Inc. * .......................................................      1,372          464
 Sohu.com, Inc. * + ...................................................      1,704           67
 VeriSign, Inc. * + ...................................................      5,480          106
 Yahoo! Inc. * ........................................................      3,039           36
                                                                                     ----------
                                                                                            673
                                                                                     ----------

IT CONSULTING & SERVICES - 3.22%
 Accenture Ltd. .......................................................     35,466        1,119
 Affiliated Computer Services, Inc. * .................................     11,543          530
 Tech Data Corp. * ....................................................      2,061           37
                                                                                     ----------
                                                                                          1,686
                                                                                     ----------

SEMICONDUCTOR EQUIPMENT & PRODUCTS - 0.70%
 Altera Corp. .........................................................      3,944           61
 LSI Corp. * ..........................................................     11,111           35
 Marvell Technology Group Ltd. * ......................................      7,862           57
 QLogic Corp. * + .....................................................      1,586           18

                             See accompanying notes

AMERICAN BEACON LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

                                                                          SHARES       VALUE
                                                                        ----------   ----------
                                                                         (DOLLARS IN THOUSANDS)
  Texas Instruments, Inc. ...........................................       13,152   $      197
                                                                                     ----------
                                                                                            368
                                                                                     ----------

 SOFTWARE - 4.82%
  Activision Blizzard, Inc. * .......................................       49,109          430
  Adobe Systems, Inc. * .............................................       15,993          309
  Amdocs Ltd. * .....................................................        2,107           36
  Autodesk, Inc. * ..................................................        2,847           47
  Cerner Corp. * + ..................................................        1,101           37
  Microsoft Corp. ++ ................................................       59,447        1,017
  Oracle Corp. * ....................................................       35,373          595
  Salesforce.com, Inc. * + ..........................................          274            7
  VMware, Inc.  * +  ................................................        2,113           44
                                                                                     ----------
                                                                                          2,522
                                                                                     ----------
 TOTAL INFORMATION TECHNOLOGY .......................................                    10,488
                                                                                     ----------
MATERIALS - 3.77%
 CHEMICALS - 2.60%
  Airgas, Inc. ......................................................          284           10
  Ecolab, Inc. ......................................................          558           19
  FMC Corp. .........................................................          500           23
  Monsanto Co. ......................................................       11,031          839
  Praxair, Inc. .....................................................        7,601          473
                                                                                     ----------
                                                                                          1,364
                                                                                     ----------

 METALS & MINING - 1.17%
  Alpha Natural Resources, Inc. * + .................................        3,465           56
  Nucor Corp. .......................................................       10,215          417
  Southern Copper Corp. + ...........................................        9,809          137
                                                                                     ----------
                                                                                            610
                                                                                     ----------
 TOTAL MATERIALS ....................................................                     1,974
                                                                                     ----------

TELECOMMUNICATION SERVICES - 0.44%
 DIVERSIFIED TELECOMMUNICATION - 0.44%
  AT&T, Inc. ++ .....................................................        3,346           83
  CenturyTel, Inc. + ................................................        1,108           30
  Sprint Nextel Corp. ...............................................       47,742          116
                                                                                     ----------
 TOTAL TELECOMMUNICATION SERVICES ...................................                       229
                                                                                     ----------

UTILITIES - 0.93%
 ELECTRIC UTILITIES - 0.62%
  Dynegy, Inc. * ....................................................       16,709           35
  Exelon Corp. ......................................................        3,855          209
  Mirant Corp. * ....................................................        3,099           53
  NRG Energy, Inc. * + ..............................................          836           19
  Reliant Energy, Inc. * ............................................        1,881           10
                                                                                     ----------
                                                                                            326
                                                                                     ----------

 GAS UTILITIES - 0.31%
  Southwestern Energy Co. * .........................................        5,074          161
                                                                                     ----------
 TOTAL UTILITIES ....................................................                       487
                                                                                     ----------
 TOTAL COMMON STOCKS ................................................                    49,080
                                                                                     ----------

SHORT TERM INVESTMENTS - 6.49%
  Columbia Government Reserve Fund ..................................    2,967,554        2,968

                                                                           PAR
                                                                          AMOUNT
                                                                        ----------
  U.S. Treasury,
   0.13%, Due 6/11/2009 ++  .........................................   $      427          427
                                                                                     ----------
TOTAL SHORT TERM INVESTMENTS ........................................                     3,395
                                                                                     ----------


                                                                          SHARES
                                                                        ----------
SECURITIES LENDING COLLATERAL - 12.96%
  American Beacon Money Market Select Fund # ........................    1,288,595        1,288
  Securities Liquidating AB Trust ...................................    1,795,191        1,773
  State Street Navigator Securities Lending Prime Portfolio .........    3,721,609        3,722
                                                                                     ----------
 TOTAL SECURITIES LENDING COLLATERAL ................................                     6,783
                                                                                     ----------
TOTAL INVESTMENTS 113.23% - (COST $71,231) ..........................                    59,258
LIABILITIES, NET OF OTHER ASSETS - (13.23%) .........................                    (6,922)
                                                                                     ----------
TOTAL NET ASSETS - 100.00%                                                           $   52,336
                                                                                     ==========

                             See accompanying notes

AMERICAN BEACON LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

Percentages are stated as a percent of net assets.

*     Non-income producing security.

+     All or a portion of this security is on loan at January 31, 2009.

++ At January 31, 2009, security pledged as collateral for open futures contracts.

#     The Fund is affiliated by having the same investment advisor.

FUTURES CONTRACTS
 (DOLLARS IN THOUSANDS)

                                                                                                          UNREALIZED
                                                                      NUMBER OF  EXPIRATION   MARKET     APPRECIATION/
                                                                     CONTRACTS      DATE      VALUE     (DEPRECIATION)
                                                                     ----------  ----------  ---------  --------------
Emini S&P 500 Index ............................................         95       Mar 2009   $   3,907  $     (286)
                                                                                             =========  ==============

                             See accompanying notes

AMERICAN BEACON MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

                                                        SHARES        VALUE
                                                        -------    ----------
                                                        (DOLLARS IN THOUSANDS)
COMMON STOCKS - 92.28%
CONSUMER DISCRETIONARY - 19.78%
 AUDIO/VIDEO PRODUCTS - 0.91%
  Harman International Industries, Inc. + .............  28,425     $     457
                                                                    ---------

 AUTO COMPONENTS - 2.36%
  Advance Auto Parts, Inc. ............................  20,800           681
  Lear Corp. * + ......................................  59,200            54
  Magna International, Inc. ...........................  16,400           456
                                                                    ---------
                                                                        1,191
                                                                    ---------

 HOTELS, RESTAURANTS & LEISURE - 2.08%
  International Game Technology .......................  72,000           763
  Royal Caribbean Cruises Ltd. + ......................  44,500           289
                                                                    ---------
                                                                        1,052
                                                                    ---------

 HOUSEHOLD DURABLES - 3.28%
  Black & Decker Corp. + ..............................  18,400           532
  Stanley Works .......................................  24,500           766
  Whirlpool Corp. + ...................................  10,775           360
                                                                    ---------
                                                                        1,658
                                                                    ---------

 LEISURE EQUIPMENT & PRODUCTS - 0.95%
  Mattel, Inc. + ......................................  34,000           483
                                                                    ---------
 MEDIA -1.01%
  Omnicom Group, Inc. + ...............................  19,725           511
                                                                    ---------
 MULTILINE RETAIL - 1.22%
  J.C. Penney Company, Inc. + .........................  36,950           619
                                                                    ---------

 SPECIALTY RETAIL - 7.67%
  Family Dollar Stores, Inc. + ........................  24,100           669
  GameStop Corp. * ....................................  34,000           842
  Hanesbrands, Inc. * + ...............................  40,600           365
  Regis Corp. .........................................  39,625           446
  Rent-A-Center, Inc. * ...............................  46,300           688
  Sherwin-Williams Co. + ..............................   7,800           372
  TJX Cos., Inc. ......................................  25,525           496
                                                                    ---------
                                                                        3,878
                                                                    ---------

 TEXTILES & APPAREL - 0.30%
  Sealy Corp. .........................................  80,525           149
                                                                    ---------
 TOTAL CONSUMER DISCRETIONARY .........................                 9,998
                                                                    ---------

CONSUMER STAPLES - 4.95%
 FOOD PRODUCTS - 2.00%
  Del Monte Foods Co. + ...............................  79,650           530
  Sara Lee Corp. ......................................  47,825           480
                                                                    ---------
                                                                        1,010
                                                                    ---------
 PERSONAL PRODUCTS - 1.00%
  Avon Products, Inc. .................................  24,825           508
                                                                    ---------

 TOBACCO - 1.95%
  Lorillard, Inc. .....................................   8,700           517
  Reynolds American, Inc. .............................  12,200           466
                                                                    ---------
                                                                          983
                                                                    ---------

 TOTAL CONSUMER STAPLES ...............................                 2,501
                                                                    ---------
ENERGY - 3.66%
 ENERGY EQUIPMENT & SERVICES - 0.93%
  BJ Services Co. + ...................................  42,925           472
                                                                    ---------

 OIL & GAS - 2.73%
  El Paso Corp. + .....................................  75,200           615
  Murphy Oil Corp. ....................................  17,300           765
                                                                    ---------
                                                                        1,380
                                                                    ---------
 TOTAL ENERGY .........................................                 1,852
                                                                    ---------

FINANCIALS - 19.97%
 BANKS - 4.50%
  Comerica, Inc. + ....................................  23,700           395
  First Horizon National Corp. + ......................  12,400           118
  New York Community Bancorp, Inc. + ..................  30,500           404
  People's United Financial, Inc. + ...................  57,454           940
  PNC Financial Services Group, Inc. + ................   7,803           254
  Popular, Inc. + .....................................  59,175           162
                                                                    ---------
                                                                        2,273
                                                                    ---------

 DIVERSIFIED FINANCIALS - 4.15%
  Alliance Data Systems Corp. * + .....................   7,800           324
  Capital One Financial Corp. .........................  13,600           216
  CIT Group, Inc. + ...................................  58,800           164
  Moody's Corp. + .....................................  31,200           668
  SLM Corp. *+ ........................................  63,100           723
                                                                    ---------
                                                                        2,095
                                                                    ---------

 INSURANCE - 9.36%
  Axis Capital Holdings Ltd. + ........................  26,800           650
  Conseco, Inc. *+ ....................................  92,050           214
  Delphi Financial Group, Inc. ........................  47,800           725
  First American Corp. ................................  16,100           352
  IPC Holdings Ltd. ...................................  15,125           388
  Protective Life Corp. + .............................  46,725           387
  RenaissanceRe Holdings Ltd. .........................  14,975           669
  Torchmark Corp. + ...................................  17,975           539

                             See accompanying notes

AMERICAN BEACON MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

                                                          SHARES        VALUE
                                                        ---------     ---------
                                                        (DOLLARS IN THOUSANDS)
  Willis Group Holdings Ltd. .........................     32,300     $     800
  XL Capital Ltd. + ..................................      2,600             8
                                                                      ---------
                                                                          4,732
                                                                      ---------

 REAL ESTATE- 1.96%
  Annaly Capital Management, Inc. + ..................     65,500           991
                                                                      ---------
 TOTAL FINANCIALS ....................................                   10,091
                                                                      ---------

HEALTH CARE -11.47%
 HEALTH CARE EQUIPMENT & SUPPLIES - 1.37%
  IMS Health, Inc. ...................................     47,625           692
                                                                      ---------

 HEALTH CARE PROVIDERS & SERVICES - 10.10%
  AmerisourceBergen Corp. ............................     30,700         1,115
  Cardinal Health, Inc. ..............................     16,800           632
  CIGNA Corp. ........................................     24,000           417
  Coventry Health Care, Inc. *+ ......................     36,200           548
  Mednax, Inc. * .....................................      7,850           263
  Omnicare, Inc. .....................................     46,800         1,309
  Quest Diagnostics, Inc. ............................     16,600           819
                                                                      ---------
                                                                          5,103
                                                                      ---------

 TOTAL HEALTH CARE ...................................                    5,795
                                                                      ---------

INDUSTRIALS - 12.14%
 AEROSPACE & DEFENSE - 5.46%
  Goodrich Corp. .....................................     13,500           522
  L-3 Communications Holdings, Inc. ..................     19,150         1,513
  Spirit Aerosystems Holdings, Inc. * + ..............     53,350           726
                                                                      ---------
                                                                          2,761
                                                                      ---------

 BUILDING PRODUCTS - 0.84%
  Armstrong World Industries, Inc. + .................     25,750           427
                                                                      ---------

 COMMERCIAL SERVICES & SUPPLIES - 1.67%
  Avery Dennison Corp. + .............................     25,200           611
  Pitney Bowes, Inc. + ...............................     10,400           231
                                                                      ---------
                                                                            842
                                                                      ---------

 FREIGHT TRANSPORTATION - 0.99%
  Ryder System, Inc. + ...............................     14,800           500
                                                                      ---------

 MACHINERY - 3.18%
  Brady Corp. + ......................................     13,525           283
  Eaton Corp. + ......................................     16,200           713
  ITT Industries, Inc. + .............................     13,500           611
                                                                      ---------
                                                                          1,607
                                                                      ---------

 TOTAL INDUSTRIALS ...................................                    6,137
                                                                      ---------

INFORMATION TECHNOLOGY - 11.31%
 COMMUNICATIONS EQUIPMENT - 3.04%
  Alcatel-Lucent, ADR ................................    377,698           744
  Motorola, Inc. +  ..................................    179,200           794
                                                                      ---------
                                                                          1,538
                                                                      ---------

 COMPUTERS & PERIPHERALS - 1.14%
  SanDisk Corp. * + ..................................     50,450           577
                                                                      ---------

 ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.69%
  Avnet, Inc. * ......................................     45,875           909
  Tyco Electronics Ltd. ..............................     31,575           447
                                                                      ---------
                                                                          1,356
                                                                      ---------

 IT CONSULTING & Services - 2.86%
  Affiliated Computer Services, Inc. * ...............      4,100           188
  Computer Sciences Corp. * + ........................     23,600           869
  Tech Data Corp. * ..................................     21,300           386
                                                                      ---------
                                                                          1,443
                                                                      ---------

 SOFTWARE -1.58%
  CA, Inc. + .........................................     44,475           800
                                                                      ---------
 TOTAL INFORMATION TECHNOLOGY ........................                    5,714
                                                                      ---------

UTILITIES - 9.00%
 ELECTRIC UTILITIES - 5.65%
  CenterPoint Energy, Inc. + .........................     52,600           704
  Pinnacle West Capital Corp. ........................     23,000           770
  PNM Resources, Inc. ................................     47,200           474
  Xcel Energy, Inc. ..................................     49,100           906
                                                                      ---------
                                                                          2,854
                                                                      ---------

 GAS UTILITIES - 3.35%
  MDU Resources Group, Inc. ..........................     28,650           570
  Sempra Energy ......................................     17,450           765
  Spectra Energy Corp. ...............................     24,800           359
                                                                      ---------
                                                                          1,694
                                                                      ---------
 TOTAL UTILITIES .....................................                    4,548
                                                                      ---------
 TOTAL COMMON STOCKS .................................                   46,636
                                                                      ---------
SHORT TERM INVESTMENTS - 7.13%
  Columbia Government Reserve Fund ...................  2,882,193         2,882

                                                          PAR
                                                         AMOUNT
                                                        --------
  U.S. Treasury,
   0.13%, Due 6/11/2009 ++ ...........................  $    723            723
                                                                      ---------
 TOTAL SHORT TERM INVESTMENTS ........................                    3,605
                                                                      ---------

                             See accompanying notes

AMERICAN BEACON MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

                                                           SHARES       VALUE
                                                        ------------  ---------
                                                        (DOLLARS IN THOUSANDS)
SECURITIES LENDING COLLATERAL - 17.75%
  American Beacon Money Market Select Fund # .........  $  1,736,294  $   1,736
  Securities Liquidating AB Trust ....................     2,418,899      2,390
  State Street Navigator Securities Lending
      Prime Portfolio ................................     5,014,616      5,015
                                                                      ---------
 TOTAL SECURITIES LENDING COLLATERAL .................                    9,141
                                                                      ---------
TOTAL INVESTMENTS  117.16% - (COST $86,708) ..........                   59,382
LIABILITIES, NET OF OTHER ASSETS - (17.16%) ..........                   (8,841)
                                                                      ---------
TOTAL NET ASSETS - 100.00% ...........................                $  50,541
                                                                      =========

Percentages are stated as a percent of net assets.

*     Non-income producing security.

+     All or a portion of this security is on loan at January 31, 2009.

++ At January 31, 2009, security pledged as collateral for open futures contracts.

#     The Fund is affiliated by having the same investment advisor.

FUTURES CONTRACTS
 (DOLLARS IN  THOUSANDS)

                                                                         UNREALIZED
                               NUMBER OF      EXPIRATION   MARKET       APPRECIATION/
                               CONTRACTS         DATE       VALUE      (DEPRECIATION)
                               ---------      ----------   -------     --------------
Emini S&P 400 Index .......        85          Mar 2009    $ 4,227     $      (148)
                                                           =======      =============





                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

                                                SHARES       VALUE
                                              -----------  -----------
                                               (DOLLARS IN THOUSANDS)
COMMON STOCKS - 92.55%

COMMUNICATIONS - 0.39%

 MEDIA - 0.39%
  AH Belo Corp. + ..........................       85,440  $       171
  Courier Corp. + ..........................       87,789        1,379
  Cox Radio, Inc. * + ......................      150,000          758
  Meredith Corp. + .........................      113,040        1,805
  New York Times Co. + .....................      341,889        1,699
  Westwood One, Inc. * .....................    1,588,500          108
                                                           -----------
 TOTAL COMMUNICATIONS ......................                     5,920
                                                           -----------

CONSUMER DISCRETIONARY - 12.01%

 AUTO COMPONENTS - 0.85%
  American Axle & Manufacturing Holdings,       1,015,600        1,107
     Inc. + ................................
  ATC Technology Corp. * ...................       22,200          290
  Autoliv, Inc. ............................       16,000          294
  BorgWarner, Inc. + .......................       79,843        1,348
  Gentex Corp. + ...........................    1,016,500        8,528
  Lear Corp. * + ...........................      779,700          710
  Modine Manufacturing Co. .................        1,400            4
  Superior Industries International,
     Inc. + ................................       59,900          615
                                                           -----------
                                                                12,896
                                                           -----------

 AUTOMOBILES - 0.04%
  Winnebago Industries, Inc. ...............      102,080          564
                                                           -----------

 DISTRIBUTORS - 0.15%
  WESCO International, Inc. * ..............      125,300        2,308
                                                           -----------

 HOTELS, RESTAURANTS & LEISURE - 1.92%
  Ameristar Casinos, Inc. + ................      769,100        6,899
  CEC Entertainment, Inc. * ................       15,000          350
  Cracker Barrel Old Country Store,
    Inc. + .................................       97,911        1,720
  Darden Restaurants, Inc. .................      179,600        4,709
  Domino's Pizza, Inc. * ...................       70,000          468
  Jack in the Box, Inc. * + ................      212,600        4,803
  JAKKS Pacific, Inc. * + ..................      188,300        3,454
  Panera Bread Co. * + .....................       72,540        3,408
  PF Chang's China Bistro, Inc. * + ........       94,430        1,674
  Speedway Motorsports, Inc. ...............      108,600        1,568
                                                           -----------
                                                                29,053
                                                           -----------

 HOUSEHOLD DURABLES - 1.24%
  Black & Decker Corp. + ...................       33,700          974
  Cavco Industries, Inc. * + ...............       60,890        1,491
  Ethan Allen Interiors, Inc. + ............      250,270        2,850
  Knoll, Inc. ..............................      322,400        2,199
  Lancaster Colony Corp. ...................       44,227        1,610
  M.D.C. Holdings, Inc. + ..................      140,490        4,305
  Russ Berrie & Co., Inc. * ................       35,800           61
  Ryland Group, Inc. + .....................      187,110        2,919
  Stanley Works ............................       74,400        2,326
                                                           -----------
                                                                18,735
                                                           -----------

 INTERNET & CATALOG RETAIL - 0.34%
  Insight Enterprises, Inc. * ..............      178,900          927
  NutriSystem, Inc. + ......................      188,800        2,433
  School Specialty, Inc. * + ...............       34,300          566
  Systemax, Inc. + .........................      128,400        1,301
                                                           -----------
                                                                 5,227
                                                           -----------

 LEISURE EQUIPMENT & PRODUCTS - 0.26%
  Brunswick Corp. + ........................      323,200          898
  Polaris Industries, Inc. + ...............       42,600          906
  Scholastic Corp. + .......................      147,300        1,606
  Thor Industries, Inc. + ..................       49,300          522
                                                           -----------
                                                                 3,932
                                                           -----------

 MULTILINE RETAIL - 0.54%
  Big Lots, Inc. * .........................      291,050        3,915
  BJ's Wholesale Club, Inc. * + ............      149,420        4,285
                                                           -----------
                                                                 8,200
                                                           -----------

 SPECIALTY RETAIL - 5.08%
  Aaron Rents, Inc. ........................      183,500        4,011
  AnnTaylor Stores Corp. *..................      167,780          826
  Asbury Automotive Group, Inc. ............      107,290          384
  AutoNation, Inc. * + .....................      158,900        1,475
  Bebe Stores, Inc. + ......................      250,420        1,415
  Cabela's, Inc. * + .......................      724,500        4,064
  Childrens Place Retail Stores,
    Inc. * + ...............................      113,260        2,130
  Dicks Sporting Goods, Inc. * + ...........      190,441        2,097
  Dress Barn, Inc. * + .....................      250,500        2,159
  Family Dollar Stores, Inc. + .............      168,000        4,665
  Finish Line, Inc., Class A Shares ........        4,555           22
  Foot Locker, Inc. . ......................      659,000        4,850
  Group 1 Automotive, Inc. + ...............      259,500        2,587
  Gymboree Corp. * .........................      210,900        5,167
  Hibbett Sports, Inc. * + .................       99,040        1,348
  Interline Brands, Inc. * .................       16,600          133
  J Crew Group, Inc. * + ...................      199,780        1,998
  Jos. A. Bank Clothiers, Inc. * + .........       99,600        2,735
  Lululemon Athletica, Inc. * + ............      108,724          739
  MarineMax, Inc. * + ......................      303,400          534
  Men's Wearhouse, Inc. + ..................      667,400        7,775
  OfficeMax, Inc. ..........................      477,593        2,632
  Penske Auto Group, Inc. + ................      135,900        1,008

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

                                                SHARES        VALUE
                                              ----------   ----------
                                               (DOLLARS IN THOUSANDS)
  RadioShack Corp. ..........................    439,500   $    5,037
  Rent-A-Center, Inc. * .....................    719,850       10,690
  Sonic Automotive, Inc., A Shares + ........    155,280          315
  Stage Stores, Inc. ........................    132,420          947
  Tractor Supply Co. * + ....................     87,390        2,946
  Williams-Sonoma, Inc. + ...................    273,094        2,163
                                                           ----------
                                                               76,852
                                                           ----------

 TEXTILES & APPAREL - 1.59%
  Brown Shoe Company, Inc. + ................    138,200          648
  Columbia Sportswear Co. + .................     67,256        1,932
  Jones Apparel Group, Inc. + ...............    539,800        1,868
  K-Swiss, Inc. .............................     82,339          883
  Phillips-Van Heusen Corp. .................    129,400        2,461
  Quiksilver, Inc. * ........................  1,770,900        3,719
  Skechers U.S.A., Inc. * ...................    524,130        5,220
  Timberland Co. * ..........................    188,580        2,072
  Volcom, Inc. * + ..........................     66,200          549
  Warnaco Group, Inc. * .....................    206,600        4,677
                                                           ----------
                                                               24,029
                                                           ----------
 TOTAL CONSUMER DISCRETIONARY ...............                 181,796
                                                           ----------

CONSUMER STAPLES - 2.59%

 FOOD & DRUG RETAILING - 1.09%
  Casey's General Stores, Inc. ..............    202,673        4,307
  Ingles Markets, Inc. ......................     90,100        1,285
  Spartan Stores, Inc. + ....................    252,050        4,683
  Whole Foods Market, Inc. + ................    339,409        3,479
  Winn-Dixie Stores, Inc. * .................    206,950        2,843
                                                           ----------
                                                               16,597
                                                           ----------

 FOOD PRODUCTS - 1.30%
  Cal-Maine Foods, Inc. + ...................    146,300        3,962
  Chiquita Brands International, Inc. * + ...    213,000        2,978
  Del Monte Foods Co. .......................    837,600        5,578
  Hain Celestial Group, Inc. * + ............     66,830        1,017
  Herbalife Ltd. ............................     44,500          913
  Lance, Inc. + .............................     42,477          800
  Ralcorp Holdings, Inc. * ..................     75,670        4,481
                                                           ----------
                                                               19,729
                                                           ----------

 TOBACCO - 0.20%
  Universal Corp. + .........................     97,500        2,981
                                                           ----------
 TOTAL CONSUMER STAPLES .....................                  39,307
                                                           ----------

ENERGY - 5.39%

 ENERGY EQUIPMENT & SERVICES - 2.76%
  Basic Energy Services, Inc. * + ...........    112,600        1,081
  Dril-Quip, Inc. * .........................    118,770        2,910
  Gulf Island Fabrication, Inc. .............     23,200          292
  Gulfmark Offshore, Inc. * .................    112,100        2,684
  Helmerich & Payne, Inc. ...................     36,800          826
  NATCO Group, Inc. *........................     75,940        1,301
  Oil States International, Inc. * ..........    262,600        4,808
  Parker Drilling Co. * .....................    215,100          456
  Patterson-UTI Energy, Inc. ................    189,240        1,809
  SEACOR Holdings, Inc. * + .................     61,500        4,000
  Tidewater, Inc. + .........................    333,050       13,858
  Unit Corp. * ..............................    309,255        7,713
                                                           ----------
                                                               41,738
                                                           ----------

 OIL & GAS - 2.63%
  Arena Resources, Inc. * ...................    129,640        3,158
  Cimarex Energy Co. ........................    107,800        2,678
  Comstock Resources, Inc. * ................    129,850        4,951
  Encore Acquisition Co. * ..................    187,900        5,107
  EXCO Resources, Inc. * + ..................    505,900        5,130
  Frontier Oil Corp. ........................    143,050        2,043
  Holly Corp. + .............................    179,650        4,199
  Parallel Petroleum Corp. * + ..............    488,700        1,183
  Penn Virginia Corp. .......................    112,010        2,307
  Pioneer Drilling Co. * ....................     59,100          294
  St. Mary Land & Exploration Co. ...........    218,471        4,227
  Swift Energy Co. * + ......................    193,950        2,971
  Whiting Petroleum Corp. * .................     54,700        1,586
                                                           ----------
                                                               39,834
                                                           ----------
 TOTAL ENERGY ...............................                  81,572
                                                           ----------

FINANCIALS - 20.31%

 BANKS - 5.18%
  1st Source Corp. ..........................     18,000          320
  Associated Banc-Corp + ....................     81,600        1,277
  BancorpSouth, Inc. + ......................    214,380        4,052
  Cathay General Bancorp + ..................     49,400          627
  City National Corp. + .....................    230,163        7,966
  F.N.B. Corp. + ............................     57,600          456
  First Horizon National Corp. + ............    740,569        7,050
  First Midwest Bancorp, Inc. + .............     69,500          695
  First Niagara Financial Group, Inc. .......    176,500        2,305
  FirstMerit Corp. ..........................    276,440        4,470
  Flushing Financial Corp. ..................    126,560        1,002
  Fulton Financial Corp. + ..................    290,473        2,039
  Hancock Holding Co. + .....................     31,680          867
  Home Federal Bancorp Inc. + ...............    189,700        1,705
  International Bancshares Corp. ............      2,900           53
  Intervest Bancshares Corp. ................     60,460          227

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

                                                  SHARES       VALUE
                                                 ---------   ----------
                                                 (DOLLARS IN THOUSANDS)
  MB Financial, Inc. .........................      53,900   $      881
  National Penn Bancshares, Inc. + ...........     274,525        2,657
  NewAlliance Bancshares, Inc. ...............     594,688        6,536
  Old National Bancorp + .....................     157,397        2,004
  Pacific Capital Bancorp NA + ...............     348,512        3,698
  Popular, Inc. + ............................     280,600          769
  Prosperity Bancshares, Inc. + ..............      43,500        1,177
  Provident Bankshares Corp. + ...............      85,070          546
  Provident Financial Services, Inc. .........     241,900        2,644
  Southwest Bancorp, Inc. ....................     121,650        1,275
  Susquehanna Bancshares, Inc. + .............     278,400        3,062
  Trustmark Corp. + ..........................      52,320        1,062
  UCBH Holdings, Inc. * ......................     145,500          339
  Umpqua Holdings Corp. + ....................     244,600        2,397
  United Community Banks, Inc. + .............     143,645          740
  Washington Federal, Inc. ...................     332,084        4,078
  Washington Trust Bancorp, Inc. + ...........      29,900          489
  Webster Financial Corp. + ..................     430,560        1,800
  WesBanco, Inc. + ...........................      34,300          709
  Whitney Holding Corp. + ....................     474,445        6,163
  Wintrust Financial Corp. + .................      28,500          381
                                                             ----------
                                                                 78,518
                                                             ----------

 DIVERSIFIED FINANCIALS - 3.61%
  Cash America International, Inc. ...........      93,038        1,701
  Credit Acceptance Corp. * + ................     163,900        2,958
  Ezcorp, Inc. * .............................     367,650        4,989
  Financial Federal Corp. + ..................     197,450        4,289
  First Cash Financial Services,
    Inc. * + .................................     206,300        3,470
  Investment Technology Group, Inc. * ........     434,865        9,428
  Jefferies Group, Inc. + ....................     354,720        4,093
  Knight Capital Group, Inc. * + .............     197,150        3,555
  Lazard Ltd. ................................      99,962        2,649
  Legg Mason, Inc. * .........................     298,900        4,800
  Nelnet, Inc. + .............................      94,400        1,305
  Piper Jaffray Co. * ........................     255,253        7,328
  World Acceptance Corp. * + .................     211,700        4,054
                                                             ----------
                                                                 54,619
                                                             ----------

 INSURANCE - 10.02%
  Allied World Assurance Co. Holdings
    Ltd. .....................................      64,200        2,420
  American Equity Investment Life Holding
    Co. + ....................................     215,000        1,438
  American Financial Group, Inc. .............     329,200        5,590
  American National Insurance Co. ............      24,400        1,363
  AmTrust Financial Services, Inc. ...........     123,600        1,015
  Argo Group International Holdings Ltd. * ...     185,557        5,773
  Aspen Insurance Holdings Ltd. ..............     564,970       12,486
  CNA Surety Corp. * .........................     245,000        4,055
  Conseco, Inc. * .........................        151,800          354
  Delphi Financial Group, Inc. ...............     345,800        5,246
  Employers Holdings, Inc. ...................     313,400        4,243
  Endurance Specialty Holdings Ltd. + ........     106,600        2,906
  FBL Financial Group, Inc. + .............         73,508          758
  Fidelity National Financial, Inc. + ........     206,163        3,014
  First American Corp. .......................     154,580        3,376
  Flagstone Reinsurance Holdings Ltd. ........     126,800        1,064
  Hanover Insurance Group, Inc. ..............     497,170       20,096
  Harleysville Group, Inc. + .................      13,404          381
  HCC Insurance Holdings, Inc. ...............     236,870        5,545
  Horace Mann Educators Corp. ................      58,200          544
  Infinity Property and Casualty Corp. .......      51,998        1,997
  IPC Holdings Ltd. ..........................      96,200        2,468
  Max Capital Group Ltd. .....................      83,800        1,425
  Montpelier Re Holdings Ltd. + ..............      66,708          943
  National Western Life Insurance Co. ........       2,200          273
  Navigators Group, Inc. * ...................     146,700        7,532
  Odyssey Re Holdings Corp. ..................      48,594        2,286
  Old Republic International Corp. ...........     213,300        2,201
  OneBeacon Insurance Group Ltd. .............      20,000          169
  Platinum Underwriters Holdings Ltd. ........      98,200        2,731
  PMA Capital Corp. * + ......................     185,800        1,024
  Presidential Life Corp. ....................     111,300        1,076
  ProAssurance Corp. * .......................      72,690        3,435
  Reinsurance Group of America, Inc. .........     254,900        9,082
  RLI Corp. ..................................       8,400          475
  Safety Insurance Group, Inc. ...............      61,200        2,143
  Selective Insurance Group, Inc. ............      23,500          361
  StanCorp Financial Group, Inc. .............     351,250        9,069
  Stewart Information Services Corp. + .......     276,600        4,105
  Torchmark Corp. + ..........................     174,100        5,223
  Tower Group, Inc. + ........................      22,000          552
  United America Indemnity Ltd. * ............     593,497        6,279
  United Fire & Casualty, Co. ................      77,400        1,552
  Unitrin, Inc. + ............................      52,700          672
  Universal American Corp. * .................     197,100        1,945
  Zenith National Insurance Corp. ............      34,200          959
                                                             ----------
                                                                151,644
                                                             ----------

 REAL ESTATE - 1.50%
  Acadia Realty Trust ........................      70,923          828
  BioMed Realty Trust, Inc. ..................     343,160        3,788
  CAPLEASE, Inc. + ...........................     912,900        1,461
  Cohen & Steers, Inc. + .....................     173,798        1,877
  DiamondRock Hospitality Co. + ..............     452,550        1,855
  Entertainment Properties Trust + ...........      65,950        1,494
  Hilltop Holdings, Inc. * + .................      53,300          533

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

                                                  SHARES       VALUE
                                                ----------   ----------
                                                (DOLLARS IN THOUSANDS)
  LaSalle Hotel Properties + ................      230,660   $    1,921
  MI Developments, Inc. .....................      425,100        2,534
  Mission West Properties, Inc. + ...........      136,480          951
  Redwood Trust, Inc. .......................      197,215        2,503
  Urstadt Biddle Properties, Inc. ...........       33,250          492
  U-Store-It Trust + ........................      516,100        1,935
  WP Carey & Co. LLC * + ....................       23,390          503
                                                             ----------
                                                                 22,675
                                                             ----------
 TOTAL FINANCIALS ...........................                   307,456
                                                             ----------

HEALTH CARE - 7.17%

 BIOTECHNOLOGY - 0.12%
  Viropharma, Inc. * ........................      152,600        1,831
                                                             ----------

 HEALTH CARE EQUIPMENT & SUPPLIES - 0.62%
  Advanced Medical Optics, Inc. * + .........       78,800        1,731
  IMS Health, Inc. ..........................      222,800        3,235
  Invacare Corp. + ..........................      111,800        2,131
  Kensey Nash Corp. * .......................      109,170        2,257
                                                             ----------
                                                                  9,354
                                                             ----------

 HEALTH CARE PROVIDERS & SERVICES - 4.63%
  Air Methods Corp. * + .....................      148,900        2,904
  AMERIGROUP Corp. * ........................      338,050        9,455
  Healthspring, Inc. * ......................      649,460       11,314
  IPC The Hospitalist Co., Inc. * ...........       14,490          277
  Kindred Healthcare, Inc. *.................       58,200          790
  LifePoint Hospitals, Inc. * + .............      366,300        8,256
  Lincare Holdings, Inc. * + ................      322,600        7,759
  Magellan Health Services, Inc. * ..........      150,940        5,467
  MAXIMUS, Inc. .............................      354,925       13,189
  Mednax, Inc. * ............................      102,060        3,426
  Molina Healthcare, Inc. * + ...............       40,300          707
  Odyssey Healthcare, Inc. * ................      227,330        2,255
  RehabCare Group, Inc. * ...................       25,370          354
  Res-Care, Inc. * ..........................      289,750        3,926
                                                             ----------
                                                                 70,079
                                                             ----------

 PHARMACEUTICALS - 1.80%
  Endo Pharmaceuticals Holdings, Inc. * + ...      195,050        4,383
  King Pharmaceuticals, Inc. * ..............      944,400        8,254
  Medicis Pharmaceutical Corp. + ............      280,230        3,903
  NBTY, Inc. * ..............................      418,650        7,900
  Sepracor, Inc. * ..........................      185,985        2,827
                                                             ----------
                                                                 27,267
                                                             ----------
 TOTAL HEALTH CARE ..........................                   108,531
                                                             ----------

INDUSTRIALS - 20.96%

 AEROSPACE & DEFENSE - 2.13%
  AAR Corp. * + .............................       71,600        1,299
  BE Aerospace, Inc. * ......................      289,640        2,801
  Ceradyne, Inc. * + ........................      225,760        5,152
  Curtiss-Wright Corp. + ....................      170,820        5,517
  Esterline Technologies Corp. * ............       75,920        2,740
  Moog, Inc. * ..............................      112,070        3,358
  Triumph Group, Inc. + .....................      218,320        9,886
  World Fuel Services Corp. .................       46,000        1,553
                                                             ----------
                                                                 32,306
                                                             ----------

 BUILDING PRODUCTS - 2.18%
  Apogee Enterprises, Inc. ..................      303,400        3,110
  Armstrong World Industries, Inc. ..........      189,800        3,147
  Crane Co. .................................      280,350        4,884
  Drew Industries, Inc. * + .................      208,610        1,798
  Insituform Technologies, Inc. * + .........      400,100        7,506
  Lennox International, Inc. ................      165,600        4,655
  NCI Building Systems, Inc. * + ............       74,300          861
  Simpson Manufacturing Co., Inc. ...........      261,525        5,249
  Universal Forest Products, Inc. + .........       82,792        1,738
                                                             ----------
                                                                 32,948
                                                             ----------

 COMMERCIAL SERVICES & SUPPLIES - 4.57%
  American Ecology Corp. + ..................       76,970        1,536
  Bowne & Co., Inc. .........................       29,955           84
  Brink's Co. ...............................      138,260        3,654
  Brink's Home Security Holdings, Inc. * ....      148,060        3,386
  Casella Waste Systems, Inc. * .............      255,720          706
  Clean Harbors, Inc. * .....................       67,358        3,604
  Convergys Corp. * .........................      223,500        1,683
  Con-way, Inc. + ...........................      355,600        7,834
  Corinthian Colleges, Inc. * + .............      123,000        2,298
  CSG Systems International, Inc. * .........      112,500        1,631
  Deluxe Corp. ..............................      114,800        1,324
  Dollar Financial Corp. * + ................       17,000          133
  Ennis, Inc. ...............................       97,000        1,085
  G&K Services, Inc. ........................       38,820          716
  Headwaters, Inc. * + ......................      179,600          814
  Heidrick & Struggles International,
    Inc. + ..................................      185,500        2,820
  Herman Miller, Inc. .......................      215,800        2,372
  Hudson Highland Group, Inc. * .............      511,600        1,258
  Kelly Services, Inc. ......................      153,200        1,388
  Korn/Ferry International * ................      821,760        7,724
  Manpower, Inc. ............................       94,900        2,701
  McGrath Rentcorp ..........................       94,328        1,978
  PHH Corp. * + .............................      362,500        4,006

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

                                                  SHARES       VALUE
                                                ----------   ----------
                                                 (DOLLARS IN THOUSANDS)
  Pre-Paid Legal Services, Inc. * + .........       51,770   $    1,740
  Spherion Corp. * ..........................      785,100        1,123
  TAL International Group, Inc. + ...........       70,100          735
  Team, Inc. * ..............................       24,930          492
  Tetra Tech, Inc. * ........................       62,064        1,442
  TrueBlue, Inc. * ..........................      166,200        1,413
  United Stationers, Inc. * .................       52,800        1,479
  Valassis Communications, Inc. * + .........    1,821,400        2,331
  Waste Connections, Inc. * .................      125,030        3,628
                                                             ----------
                                                                 69,118
                                                             ----------

 CONSTRUCTION & ENGINEERING - 1.41%
  EMCOR Group, Inc. * .......................      373,700        7,695
  Granite Construction, Inc. + ..............      127,250        4,482
  Perini Corp. * + ..........................      307,300        6,407
  Shaw Group, Inc. * ........................      100,877        2,804
                                                             ----------
                                                                 21,388
                                                             ----------

 DIVERSIFIED MANUFACTURING - 1.10%
  Acuity Brands, Inc. + .....................      101,594        2,730
  Andersons, Inc. + .........................       53,400          875
  Barnes Group, Inc. + ......................      339,500        3,837
  Kennametal, Inc. ..........................      571,700        9,170
                                                             ----------
                                                                 16,612
                                                             ----------

 ELECTRICAL EQUIPMENT - 1.81%
  A.O. Smith Corp. ..........................       90,400        2,484
  Airvana, Inc. * + .........................       74,290          378
  Anixter International, Inc. * + ...........      151,259        4,081
  Baldor Electric Co. * + ...................       43,200          605
  Belden, Inc. ..............................       57,100          746
  Hubbell, Inc. .............................      107,600        3,336
  Regal-Beloit Corp. + ......................      446,850       15,175
  Woodward Governor Co. .....................       31,670          651
                                                             ----------
                                                                 27,456
                                                             ----------

 ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.51%
  Diebold, Inc. .............................      309,260        7,663
                                                             ----------

 ENGINEERING/R&D SERVICES - 0.05%
  URS Corp. * ...............................       23,200          790
                                                             ----------

 FREIGHT TRANSPORTATION - 0.20%
  Pacer International, Inc. .................      152,077        1,308
  Ryder System, Inc. ........................       52,500        1,773
                                                             ----------
                                                                  3,081
                                                             ----------

 INDUSTRIAL CONGLOMERATES - 0.44%
  Carlisle Cos., Inc. + .....................      360,350        6,728
                                                             ----------

 MACHINERY - 4.46%
  Actuant Corp. + ...........................      166,800        2,749
  Applied Industrial Technologies, Inc. + ...      387,000        6,111
  Astec Industries, Inc. * ..................       44,700        1,098
  Brady Corp. ...............................      157,200        3,289
  CIRCOR International, Inc. ................       28,400          632
  Dynamic Materials Corp. + .................       57,295          696
  Flowserve Corp. ...........................      113,300        6,040
  Gardner Denver, Inc. * ....................      248,700        5,414
  Harsco Corp. ..............................      281,800        6,684
  Kaydon Corp. + ............................       81,167        2,208
  Lincoln Electric Holdings, Inc. + .........       40,400        1,663
  Miller Industries, Inc. * .................      231,100        1,266
  Mueller Industries, Inc. ..................      182,210        3,666
  NACCO Industries, Inc. ....................       26,790          857
  Oshkosh Corp. + ...........................      773,800        5,587
  RSC Holdings, Inc. * + ....................      587,440        4,171
  Terex Corp. * .............................      416,300        4,929
  Timken Co. ................................      485,450        7,228
  Trinity Industries, Inc. ..................       46,900          540
  Watts Water Technologies, Inc. + ..........      120,800        2,691
                                                             ----------
                                                                 67,519
                                                             ----------

 MARINE - 0.79%
  Cal Dive International, Inc. * ............      313,400        1,987
  Genco Shipping a Trading Ltd. + ...........      227,300        3,535
  Hornbeck Offshore Services, Inc. * + ......        9,100          161
  Kirby Corp. * .............................      116,500        2,794
  Overseas Shipholding Group, Inc. ..........       96,500        3,445
                                                             ----------
                                                                 11,922
                                                             ----------

 RENTAL AUTO/EQUIPMENT - 0.08%
  United Rentals, Inc. * + ..................      204,926        1,144
                                                             ----------

 ROAD & RAIL - 1.23%
  Arkansas Best Corp. + .....................       36,900          863
  Bristow Group, Inc. * + ...................       16,400          397
  GATX Corp. ................................      198,100        4,774
  Heartland Express, Inc. + .................      419,350        5,644
  Landstar System, Inc. .....................       83,250        2,986
  Marten Transport Ltd. * ...................       58,280        1,029
  Werner Enterprises, Inc. + ................      191,237        2,869
                                                             ----------
                                                                 18,562
                                                             ----------
 TOTAL INDUSTRIALS ..........................                   317,237
                                                             ----------

INFORMATION TECHNOLOGY - 14.05%
 COMMUNICATIONS EQUIPMENT - 1.15%
  Arris Group, Inc. * .......................      278,860        1,986

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

                                                  SHARES       VALUE
                                                ----------   ----------
                                                 (DOLLARS IN THOUSANDS)
  Avocent Corp. * + .........................      138,250   $    1,984
  Black Box Corp. ...........................      123,200        2,690
  Ciena Corp. * + ...........................      190,280        1,187
  Comtech Telecommunications Corp. * + ......       57,250        2,221
  F5 Networks, Inc. * + .....................       88,730        1,967
  Harmonic, Inc. * ..........................      240,060        1,236
  Sonus Networks, Inc. * ....................    1,012,147        1,336
  Sycamore Networks, Inc. * .................    1,204,400        2,830
                                                             ----------
                                                                 17,437
                                                             ----------

 COMPUTERS & PERIPHERALS - 1.92%
  Cray, Inc. * ..............................      266,460          512
  Electronics for Imaging, Inc. * ...........      531,946        4,729
  Imation Corp. .............................      257,800        2,511
  Ingram Micro, Inc. * ......................    1,121,000       13,755
  Lexmark International, Inc. * .............      161,400        3,822
  Mercury Computer Systems, Inc. * ..........      355,200        2,120
  Teradata Corp. * ..........................      123,100        1,616
                                                             ----------
                                                                 29,065
                                                             ----------

 ELECTRONIC COMPONENTS - 0.52%
  Plexus Corp. * ............................      542,400        7,843
                                                             ----------

 ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.54%
  Analogic Corp. ............................       45,460        1,137
  Arrow Electronics, Inc. * .................      263,600        5,027
  AVX Corp. + ...............................      287,200        2,619
  Benchmark Electronics, Inc. * .............      697,350        8,187
  Coherent, Inc. * ..........................       10,000          181
  Jabil Circuit, Inc. * .....................       80,000          466
  Littelfuse, Inc. * + ......................      421,200        6,444
  Methode Electronics, Inc. .................      962,163        4,445
  MTS Systems Corp. .........................      104,980        2,749
  Multi-Fineline Electronix, Inc. * .........       18,800          348
  Vishay Intertechnology, Inc. * ............    2,312,700        6,846
                                                             ----------
                                                                 38,449
                                                             ----------

 INTERNET SOFTWARE & SERVICES - 0.59%
  DealerTrack Holdings, Inc. * ..............      191,769        2,184
  InterActiveCorp * .........................      262,700        3,862
  NIC, Inc. .................................      232,700        1,242
  United Online, Inc. .......................      277,880        1,701
                                                             ----------
                                                                  8,989
                                                             ----------

 IT CONSULTING & SERVICES - 2.11%
  CACI International, Inc. * ................      143,100        6,461
  Ciber, Inc. * .............................       73,500          320
  First Advantage Corp. * + .................      146,112        1,861
  ManTech International Corp. * + ...........       39,950        2,143
  MPS Group, Inc. * .........................      648,800        3,925
  Ness Technologies, Inc. * .................      304,400        1,208
  Patni Computer Systems Ltd., ADR + ........      450,200        2,499
  SRA International, Inc. * .................      226,440        3,698
  SYNNEX Corp. * + ..........................      139,400        2,140
  Syntel, Inc. + ............................      155,050        3,341
  Tech Data Corp. * .........................      233,400        4,227
  Unisys Corp. * ............................       51,500           39
                                                             ----------
                                                                 31,862
                                                             ----------

 SEMICONDUCTOR EQUIPMENT & PRODUCTS - 2.54%
  Applied Micro Circuits Corp. * ............       69,200          277
  Brooks Automation, Inc. * + ...............    1,165,200        5,325
  Cabot Microelectronics Corp. * ............      123,500        2,811
  Cymer, Inc. * .............................      109,260        2,229
  FEI Co. * + ...............................      144,730        2,634
  Formfactor, Inc. * ........................      162,100        2,522
  Integrated Device Technology, Inc. * ......      750,300        4,307
  International Rectifier Corp. * ...........       54,300          740
  MKS Instruments, Inc. * ...................      360,570        5,066
  National Semiconductor Corp. ..............      181,000        1,835
  ON Semiconductor Corp. * + ................    1,551,400        6,469
  Semtech Corp. * ...........................       67,010          787
  Teradyne, Inc. * ..........................      424,240        2,041
  TriQuint Semiconductor, Inc. * ............      589,010        1,190
  Ultra Clean Holdings * + ..................      136,400          153
                                                             ----------
                                                                 38,386
                                                             ----------

 SOFTWARE - 2.68%
  American Reprographics Co. * ..............       88,400          538
  Aspen Technology, Inc. * ..................      224,740        1,506
  EPIQ Systems, Inc. * + ....................      214,393        3,799
  infoGROUP, Inc. ...........................      174,800          645
  Informatica Corp. * .......................      198,640        2,535
  JDA Software Group, Inc. * ................      397,800        4,455
  Lawson Software, Inc. * + .................    1,127,300        4,757
  Manhattan Associates, Inc. * + ............      308,700        4,735
  Mentor Graphics Corp. * ...................    1,020,600        4,756
  Novell, Inc. * ............................      794,800        2,941
  Omnicell, Inc. * + ........................      185,990        1,453
  Parametric Technology Corp. * .............      138,883        1,250
  RealNetworks, Inc. * ......................      924,200        2,606
  STEC, Inc. * ..............................       89,910          403
  Sybase, Inc. * ............................       86,121        2,352
  THQ, Inc. * + .............................       88,130          348
  TIBCO Software, Inc. * ....................      287,500        1,538
                                                             ----------
                                                                 40,617
                                                             ----------
 TOTAL INFORMATION TECHNOLOGY ...............                   212,648
                                                             ----------

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

                                                  SHARES        VALUE
                                                -----------   -----------
                                                   (DOLLARS IN THOUSANDS)
MATERIALS - 2.92%

 CHEMICALS - 1.61%
  Cytec Industries, Inc. ....................        21,000   $       429
  Eastman Chemical Co. ......................       273,800         7,105
  H.B. Fuller Co. + .........................        44,800           626
  NewMarket Corp. ...........................        24,700           778
  Olin Corp. ................................       267,600         3,760
  PolyOne Corp. *+ ..........................     2,054,900         4,212
  RPM International, Inc. ...................       523,700         6,447
  Westlake Chemical Corp. + .................        77,100         1,054
                                                              -----------
                                                                   24,411
                                                              -----------

 CONTAINERS & PACKAGING - 0.37%
  Jarden Corp. * + ..........................        72,300           754
  Packaging Corp. of America ................       291,000         4,133
  Sonoco Products Co. .......................        28,700           658
                                                              -----------
                                                                    5,545
                                                              -----------

 METALS & MINING - 0.79%
  A.M. Castle & Co. .........................        10,600            89
  AMCOL International Corp. + ...............        74,240         1,076
  Foundation Coal Holdings, Inc. ............       136,800         2,219
  Gibraltar Industries, Inc. + ..............        51,500           527
  GrafTech Int'l Ltd. * .....................       317,700         2,545
  Schnitzer Steel Industries, Inc. + ........        14,800           581
  USEC, Inc. *+ .............................       249,900         1,272
  Worthington Industries, Inc. + ............       364,400         3,666
                                                              -----------
                                                                   11,975
                                                              -----------

 PAPER & FOREST PRODUCTS - 0.15%
  Louisiana-Pacific Corp. ...................       176,290           367
  Wausau Paper Corp. ........................       195,400         1,858
                                                              -----------
                                                                    2,225
                                                              -----------
 TOTAL MATERIALS ............................                      44,156
                                                              -----------

TELECOMMUNICATION SERVICES - 0.02%
 DIVERSIFIED TELECOMMUNICATION - 0.02%
  Cincinnati Bell, Inc. * ...................       191,500           266
                                                              -----------

UTILITIES - 6.74%
 ELECTRIC UTILITIES - 5.07%
  Avista Corp. ..............................       105,200         2,003
  Black Hills Corp. .........................       237,530         6,294
  El Paso Electric Co. * ....................       214,400         3,546
  Great Plains Energy, Inc. .................       692,900        13,214
  Idacorp, Inc. + ...........................       294,330         8,568
  OGE Energy Corp. ..........................       371,500         9,169
  Pinnacle West Capital Corp. ...............       234,100         7,835
  PNM Resources, Inc. .......................       194,300         1,951
  Portland General Electric Co. .............       594,100        11,555
  Westar Energy, Inc. .......................       627,500        12,600
                                                              -----------
                                                                   76,735
                                                              -----------

 GAS UTILITIES - 1.38%
  Atmos Energy Corp. ........................       608,900        14,948
  Energen Corp. .............................       105,292         3,076
  Nicor, Inc. + .............................        63,230         2,163
  Southwest Gas Corp. .......................        26,700           688
                                                              -----------
                                                                   20,875
                                                              -----------

 MULTI-UTILITIES - 0.29%
  NV Energy, Inc. ...........................       414,700         4,450
                                                              -----------
 TOTAL UTILITIES ............................                     102,060
                                                              -----------
 TOTAL COMMON STOCKS ........................                   1,400,949
                                                              -----------

SHORT TERM INVESTMENTS - 7.51%
  Columbia Government Reserve Fund ..........    97,793,060        97,793

                                                     PAR
                                                   AMOUNT
                                                -----------
 U.S. Treasury,
  0.17%, Due 6/11/2009 ++ ...................     $  15,957        15,947
                                                              -----------
TOTAL SHORT TERM INVESTMENTS ................                     113,740
                                                              -----------

                                                   SHARES
                                                -----------
SECURITIES LENDING
COLLATERAL - 19.13%
 American Beacon Money Market Select
  Fund # ....................................    54,990,826        54,991
 Securities Liquidating AB Trust ............    76,609,856        75,684
 State Street Navigator Securities Lending ..
  Prime Portfolio ...........................   158,819,774       158,819
                                                              -----------
 TOTAL SECURITIES LENDING COLLATERAL ........                     289,494
                                                              -----------
TOTAL INVESTMENTS 119.19% -
  (COST $2,453,173) .........................                   1,804,183
LIABILITIES, NET OF OTHER ASSETS -
  (19.19%) ..................................                    (290,528)
                                                              -----------
TOTAL NET ASSETS - 100.00% ..................                 $ 1,513,655
                                                              ===========

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

Percentages are stated as a percent of net assets.

*    Non-income producing security.

+    All or a portion of this security is on loan at January 31, 2009.

++ At January 31, 2009, security pledged as collateral for open futures contracts.

#    The Fund is affiliated by having the same investment advisor.

FUTURES CONTRACTS
 (DOLLARS IN THOUSANDS)                                                                UNREALIZED
                                                NUMBER OF   EXPIRATION    MARKET     APPRECIATION/
                                                CONTRACTS      DATE       VALUE      (DEPRECIATION)
                                                ---------   ----------   ---------   --------------
Emini Mini Russell ..........................     2,501      Mar 2009    $ 110,694   $    (3,088)
                                                                         =========   ==============


                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

                                                           SHARES      VALUE
                                                        ------------  ---------
                                                         (DOLLARS IN THOUSANDS)
COMMON STOCKS - 0.06%
FINANCIALS - 0.06%
 REAL ESTATE - 0.06%
  Sunstone Hotel Investors, Inc. .....................           187  $       1
                                                                      ---------
SHORT TERM INVESTMENTS - 104.12%
  Columbia Government Reserve Fund ...................        24,252         24
  iShares Russell 2000 Value Index Fund + ............        32,071      1,360
                                                                      ---------
 TOTAL SHORT TERM INVESTMENTS ........................                    1,384
                                                                      ---------
SECURITIES LENDING COLLATERAL - 25.02%
  American Beacon Money Market Select Fund ++   ......        62,951         63
  Securities Liquidating AB Trust ....................        87,699         87
  State Street Navigator Securities Lending Prime
        Portfolio   ..................................       181,809        182
                                                                      ---------
 TOTAL SECURITIES LENDING COLLATERAL .................                      332
                                                                      ---------
TOTAL INVESTMENTS  129.20% - (Cost $1,918) ...........                    1,717
LIABILITIES, NET OF OTHER ASSETS - (29.20%) ..........                     (388)
                                                                      ---------
TOTAL NET ASSETS - 100.00% ...........................                $   1,329
                                                                      =========

Percentages are stated as a percent of net assets.

+     All or a portion of this security is on loan at January 31, 2009.

++    The Fund is affiliated by having the same investment advisor.

                             See accompanying notes

AMERICAN BEACON INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

                                                SHARES       VALUE
                                             -----------  -----------
                                              (DOLLARS IN THOUSANDS)
AUSTRALIA - 0.81%
COMMON STOCKS - 0.81%
  Insurance Australia Group Ltd. .........     2,000,831  $    4,897

  National Australia Bank Ltd. ...........       323,483       3,827
                                                          ----------
 TOTAL AUSTRALIA .........................                     8,724
                                                          ----------

AUSTRIA - 0.26%
COMMON STOCKS - 0.26%
  Telekom Austria AG .....................        202,700      2,850
                                                          ----------

BELGIUM - 0.28%
COMMON STOCKS - 0.28%
  Anheuser-Busch Companies, Inc. * .......       119,000       3,034
                                                          ----------

CANADA - 1.89%
COMMON STOCKS - 1.89%
  Manulife Financial Corp. + .............       389,216       6,463
  Precision Drilling Trust + .............       558,035       2,835
  TELUS Corp. ............................       402,867      11,066
                                                          ----------
 TOTAL CANADA ............................                    20,364
                                                          ----------

FINLAND - 1.58%
COMMON STOCKS -1.58%
  Nokia Oyj ..............................     1,000,835      12,283
  UPM-Kymmene Oyj ........................       499,367       4,722
                                                          ----------
 TOTAL FINLAND ...........................                    17,005
                                                          ----------
FRANCE - 12.70%
COMMON STOCKS - 12.70%
  Accor S.A. +  ..........................        50,500       1,999
  AXA S.A. ...............................       580,943       9,051
  BNP Paribas ............................       129,468       4,960
  Bouygues S.A. * ........................        72,700       2,484
  Carrefour S.A. + .......................       236,560       8,111
  Compagnie Generale des Etablissements
    Michelin .............................        90,220       3,538
  Credit Agricole S.A. ...................       530,773       6,459
  EDF ....................................        76,785       3,759
  France Telecom S.A. ....................       579,387      13,081
  GDF Suez ...............................       142,200       5,457
  Groupe Danone ..........................        46,900       2,412
  Sanofi-Aventis S.A. ....................       454,402      25,592
  Technip S.A. ...........................       317,506       9,884
  Total S.A. .............................       460,717      23,046
  VINCI S.A. + ...........................       246,269       8,436
  Vivendi S.A. * .........................       341,080       8,806
                                                          ----------
 TOTAL FRANCE                                                137,075
                                                          ----------

GERMANY - 10.29%
COMMON STOCKS - 9.74%
  adidas AG ..............................        71,500       2,474
  Allianz SE .............................        42,402       3,569
  Bayer AG + .............................        98,969       5,282
  Bayerische Motoren Werke AG ............       178,770       4,240
  Celesio AG * ...........................       245,480       5,253
  Daimler AG .............................        78,100       2,190
  Deutsche Post AG .......................     1,282,187      16,087
  E.ON AG * ..............................       770,942      24,804
  Linde AG * .............................        75,648       5,044
  Merck KGAA + ...........................        57,150       4,855
  Muenchener
    Rueckversicherungs-Gesellschaft AG ...        45,297       6,023
  SAP AG .................................       140,910       5,004
  Siemens AG + ...........................       360,568      20,214
                                                          ----------
 TOTAL COMMON STOCKS .....................                   105,039
                                                          ----------

PREFERRED STOCKS - 0.55%
  Henkel AG & Co. KGaA ...................       231,222       5,952
                                                          ----------
 TOTAL GERMANY ...........................                   110,991
                                                          ----------

GREECE - 1.42%
COMMON STOCKS - 1.42%
  OPAP S.A. ..............................       333,073       9,672
  Public Power Corp. S.A. ................       338,460       5,658
                                                          ----------
 TOTAL GREECE ............................                    15,330
                                                          ----------

HONG KONG/CHINA - 1.59%
COMMON STOCKS - 1.59%
  Cheung Kong Holdings Ltd. ..............       472,500       4,382
  Hutchison Whampoa Ltd. .................       187,000         954
  Swire Pacific Ltd. .....................       622,100       4,021
  Yue Yuen Industrial Holdings Ltd. ......     4,280,167       7,824
                                                          ----------
 TOTAL HONG KONG/CHINA ...................                    17,181
                                                          ----------

IRELAND - 0.94%
COMMON STOCKS - 0.94%
  C&C Group plc ..........................     1,138,147       1,128
  CRH plc ................................       184,544       4,275
  CRH plc, ADR ...........................       138,625       3,225
  Smurfit Kappa Group plc * ..............       688,413       1,531
                                                          ----------
 TOTAL IRELAND ...........................                    10,159
                                                          ----------

ITALY - 2.49%
COMMON STOCKS - 2.49%
  Eni S.p.A. .............................       555,344      11,783
  Intesa Sanpaolo S.p.A ..................       588,622       1,854
  Mediaset S.p.A. ........................       923,190       4,496

                             See accompanying notes

AMERICAN BEACON INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

                                                 SHARES       VALUE
                                              -----------  ----------
                                               (DOLLARS IN THOUSANDS)
  UniCredit S.p.A. ........................     4,990,079  $    8,779
                                                           ----------
 TOTAL ITALY ..............................                    26,912
                                                           ----------

JAPAN - 16.12%
COMMON STOCKS - 16.12%
  Aeon Co. Ltd. + .........................       769,200       6,138
  Astellas Pharma, Inc. ...................        38,800       1,463
  Canon, Inc. .............................       126,400       3,397
  Central Japan Railway Co. * .............           544       3,870
  Chiyoda Corp. ...........................       513,000       2,540
  Chuo Mitsui Trust Holdings, Inc. ........     1,093,400       4,270
  Daito Trust Construction Co. Ltd. .......       110,500       4,744
  East Japan Railway Co. ..................        15,600       1,057
  Fanuc Ltd. * + ..........................       117,900       6,994
  FUJIFILM Holdings Corp. .................       107,900       2,355
  Haseko Corp. ............................     4,287,518       3,964
  Honda Motor Co. Ltd. ....................       314,800       7,038
  HOYA Corp. ..............................       163,700       2,908
  INPEX Corp. .............................           378       2,712
  Japan Tobacco, Inc. .....................         1,490       4,257
  JS Group Corp. ..........................       308,100       4,084
  KDDI Corp. * ............................         1,386       8,661
  Konica Minolta Holdings, Inc. ...........       471,000       3,624
  Mitsubishi Corp. ........................       200,200       2,649
  Mitsubishi Estate Co. Ltd. * ............       162,000       2,118
  Mitsubishi Gas Chemical Co., Inc. + .....     1,234,000       4,877
  Mitsubishi UFJ Financial Group, Inc. ....     1,557,300       8,637
  NGK Spark Plug Co. Ltd. + ...............       663,000       5,087
  Nintendo Co. Ltd. .......................        11,400       3,507
  Nomura Research Institute Ltd. * ........        53,000         950
  Olympus Corp. + .........................       126,800       2,037
  Sankyo Co. Ltd. .........................       110,800       5,291
  Secom Co. Ltd. * ........................       102,600       4,301
  Shin-Etsu Chemical Company Ltd. .........       106,900       4,964
  Sony Corp. ..............................       118,902       2,299
  Sony Financial Holdings, Inc. ...........         2,079       6,800
  Sumitomo Mitsui Financial Group, Inc. ...       143,200       5,673
  T&D Holdings, Inc. * ....................        53,300       1,710
  Takeda Pharmaceutical Co. Ltd. ..........       204,200       9,540
  THK Co. Ltd. + ..........................       328,900       4,154
  Tokio Marine Holdings, Inc. * ...........        50,300       1,325
  Tokyo Electron Ltd. * ...................       259,500       9,484
  Tokyo Gas Co. Ltd. ......................       643,000       3,029
  Toyota Motor Corp. ......................       218,600       6,972
  Yamaha Motor Co. Ltd. ...................       476,000       4,444
                                                           ----------
 TOTAL JAPAN ..............................                   173,924
                                                           ----------

NETHERLANDS - 5.35%
COMMON STOCKS - 5.35%
  Akzo Nobel N.V. .........................       252,037       9,024
  ASML Holding N.V. * .....................       401,720       6,675
  ING Groep N.V. ..........................       905,638       7,233
  Koninklijke DSM N.V. * ..................        97,780       2,349
  Koninklijke Philips Electronics N.V. + ..       739,847      13,418
  Randstad Holding N.V. + .................        55,060       1,095
  Reed Elsevier N.V. ......................       274,167       3,040
  SBM Offshore N.V. * + ...................       258,280       3,124
  TNT N.V. ................................       402,481       7,015
  Unilever N.V. ...........................       216,875       4,786
                                                           ----------
 TOTAL NETHERLANDS ........................                    57,759
                                                           ----------

NORWAY - 0.96%
COMMON STOCKS - 0.96%
  Aker Solutions ASA ......................       661,950       3,093
  Stolt-Nielsen S.A. + ....................       116,184       1,222
  Telenor ASA .............................       918,940       6,000
                                                           ----------
 TOTAL NORWAY .............................                    10,315
                                                           ----------

PORTUGAL - 0.56%
COMMON STOCKS - 0.56%
  Portugal Telecom, SGPS, S.A. ............       747,760       6,020
                                                           ----------

SINGAPORE - 2.42%
COMMON STOCKS - 2.42%
  DBS Group Holdings Ltd. .................     2,483,182      14,336
  Flextronics International Ltd. * ........       848,510       2,215
  Singapore Telecommunications Ltd. .......     5,502,000       9,563
                                                           ----------
 TOTAL SINGAPORE ..........................                    26,114
                                                           ----------

SOUTH KOREA - 0.96%
COMMON STOCKS - 0.96%
  Hyundai Heavy Industries ................        49,183       6,946
  KB Financial Group, Inc., ADR + .........       132,710       3,432
                                                           ----------
 TOTAL SOUTH KOREA ........................                    10,378
                                                           ----------

SPAIN - 2.22%
COMMON STOCKS - 2.22%
  Banco Santander S.A. ....................       399,209       3,221
  Banco Santander S.A., GDR ...............       400,828       3,202
  Repsol YPF S.A. .........................       257,990       4,628
  Telefonica S.A. .........................       726,270      12,919
                                                           ----------
 TOTAL SPAIN ..............................                    23,970
                                                           ----------

SWEDEN - 2.06%
COMMON STOCKS - 2.06%
  Atlas Copco AB ..........................       938,038       6,316
  Nordea Bank AB * + ......................       582,370       3,097

                             See accompanying notes

AMERICAN BEACON INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

                                              SHARES       VALUE
                                           -----------  ----------
                                            (DOLLARS IN  THOUSANDS)
  Telefonaktiebolaget LM Ericsson ......     1,601,560  $   12,790
                                                        ----------
 TOTAL SWEDEN ..........................                    22,203
                                                        ----------

SWITZERLAND - 7.41%
COMMON STOCKS - 7.41%
  Adecco S.A. ..........................       130,550       4,386
  Ciba Holding AG * + ..................       102,540       4,243
  Credit Suisse Group AG ...............        95,611       2,449
  Lonza Group AG .......................        63,420       5,786
  Nestle S.A. ..........................       371,188      12,834
  Novartis AG ..........................       341,320      14,123
  Richemont S.A. * .....................       236,659       3,459
  Roche Holding AG .....................        51,470       7,237
  Swiss Reinsurance ....................       100,960       2,683
  Swisscom AG ..........................         8,300       2,613
  UBS AG * .............................       942,989      11,858
  Zurich Financial Services AG .........        45,729       8,257
                                                        ----------
 TOTAL SWITZERLAND .....................                    79,928
                                                        ----------

UNITED KINGDOM - 22.37%
COMMON STOCKS - 22.37%
  Anglo American plc * .................       225,160       4,079
  Aviva plc ............................     1,667,106       7,513
  BAE Systems plc ......................     4,059,043      23,699
  BG Group plc .........................       163,700       2,260
  BP plc ...............................     2,709,161      19,258
  British American Tobacco plc .........       330,892       9,097
  British Sky Broadcasting Group plc ...       863,040       6,199
  Cadbury plc ..........................       499,764       4,037
  Centrica plc .........................     1,081,865       4,038
  Compass Group plc ....................       735,520       3,639
  Diageo pic + .........................       242,543       3,322
  GlaxoSmithKline plc ..................     1,149,919      20,344
  HSBC Holdings plc ....................     2,069,246      16,092
  Imperial Tobacco Group plc ...........       229,110       6,275
  Kingfisher plc + .....................     1,256,400       2,526
  Michael Page International * .........       148,180         469
  National Grid plc ....................       258,281       2,421
  Old Mutual plc .......................     1,990,999       1,507
  Pearson plc + ........................       534,980       5,165
  Prudential plc .......................       769,200       3,706
  Reckitt Benckiser Group plc * ........        65,800       2,546
  Rio Tinto plc ........................       211,794       4,604
  Rolls-Royce Group plc ................     1,023,640       4,934
  Royal Bank of Scotland Group plc .....     1,208,058         381
  Royal Dutch Shell plc, A Shares ......       329,628       8,186
  Royal Dutch Shell plc, B Shares ......       608,913      14,588
  Smiths Group plc + ...................       275,620       3,426
  Standard Chartered plc ...............       167,390       2,119
  Tesco plc * + ........................     1,598,280       8,278
  Unilever plc * .......................       685,755      15,105
  Vodafone Group plc ...................    16,961,971      31,612
                                                        ----------
 TOTAL UNITED KINGDOM ..................                   241,425
                                                        ----------

UNITED STATES - 0.10%
COMMON STOCKS -0.10%
  News Corp. ...........................       172,040       1,099
                                                        ----------

SHORT TERM INVESTMENTS - 2.97%
  Columbia Government Reserve Fund .....    32,018,028      32,018
                                                        ----------

SECURITIES LENDING COLLATERAL - 9.54%
                                                           PAR            VALUE
                                                        ---------        ---------
                                                            (DOLLARS IN THOUSANDS)
   American International Group, Inc., 1.174%,
      Due 4/30/2009 ++ # .........................      1,106,000          1,008
   Bank of America Corp., 2.181%, Due
      2/27/2009 ++ ...............................      1,053,000          1,053
   Bank of America Corp., 2.299%, Due
      2/17/2009 ++ ...............................        116,000            116
   Barclays Bank plc N.Y., 2.006%, Due
      3/13/2009 ++ ...............................      1,632,000          1,629
   Charter One Bank, NA, 1.209%, Due
      4/24/2009 ..................................        996,000            989
   Citigroup Funding, Inc., 2.189%, Due
      2/17/2009 .................................         265,000            265
   Credit Suisse N.Y., 2.181%, Due 2/27/2009 .....        554,000            554
   Credit Suisse USA, Inc., 2.273%, Due
      6/5/2009 ...................................      1,775,000          1,753
   General Electric Capital Corp., 3.343%, Due
      2/2/2009 ...................................        199,000            199
   Wachovia Bank, NA, 1.538%, Due 3/23/2009 ......      2,296,000          2,287
   Wachovia Bank, NA, 2.153%, Due 2/23/2009 ......        846,000            845

                                                         SHARES            VALUE
                                                       ---------        ---------
                                                         (DOLLARS IN THOUSANDS)
   JP Morgan U.S. Government Money Market
     Fund ...............................              46,114,578         46,114
   Wells Fargo Advantage Government Money
     Market Fund ........................              46,114,578         46,114
                                                                       ----------
 TOTAL SECURITIES LENDING COLLATERAL ...                   	         102,926
                                                        	       ----------
TOTAL INVESTMENTS 107.40% -
 (Cost $1,539,746) .....................                	       1,157,704
LIABILITIES, NET OF OTHER
 ASSETS - (7.40%) ......................                   	         (78,590)
                                                        	       ----------
TOTAL NET ASSETS - 100.00% .............                	      $1,079,114
                                                        	      ==========

                             See accompanying notes

AMERICAN BEACON INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

Percentages are stated as a percent of net assets.

*     Non-income producing security.

+     All or a portion of this security is on loan at January 31, 2009.

++ The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

# Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,007 or 0.09% of net assets. The Fund has no right to demand registration of these securities.


FUTURES CONTRACTS
(DOLLARS IN THOUSANDS)

                                                                            UNREALIZED
                                         NUMBER OF  EXPIRATION   MARKET   APPRECIATION/
                                         CONTRACTS     DATE       VALUE   (DEPRECIATION)
                                         ---------  ----------  --------  --------------
Australia SPI Index ...................     48       Mar 2009   $  2,665    $        (87)
Canada S&PCDA 60 Index ................     48       Mar 2009      4,041            (103)
France CAC 40 Index ...................    129       Mar 2009      4,915            (384)
Germany DAX Index .....................     27       Mar 2009      3,755            (355)
Hang Seng Index .......................     13       Feb 2009      1,108              47
Italy MIB 30 Index ....................     15       Mar 2009      1,724            (124)
Netherlands 200 AEX Index .............     19       Feb 2009      1,207             (44)
Spain IBEX 35 Index ...................     19       Feb 2009      2,052             (96)
Sweden OMX Index ......................    108       Feb 2009        799             (21)
Tokyo FE TOPIX Index ..................    141       Mar 2009     12,403            (745)
UK FTSE 100 Index .....................    165       Mar 2009      9,763            (609)
                                                                --------    ------------
                                                                $ 44,432    $     (2,521)
                                                                ========    ============

                             See accompanying notes

AMERICAN BEACON INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
(DOLLARS IN THOUSANDS)

                                         SETTLEMENT    MARKET   UNREALIZED
                                             DATE       VALUE   GAIN/(LOSS)
                                         ----------  ---------  -----------
CONTRACTS TO DELIVER
     6,705    Australian Dollar .......   3/20/2009  $   4,247  $      307
     7,956    Canadian Dollar .........   3/20/2009      6,486          18
    17,467    Euro Currency ...........   3/20/2009     22,350       1,465
 1,858,496    Japanese Yen ............   3/19/2009     20,706         (90)
     9,282    Pound Sterling ..........   3/20/2009     13,443         235
    11,831    Swedish Krona ...........   3/20/2009      1,413          66
     7,818    Swiss Franc .............   3/20/2009      6,745         307
                                                     ---------  ----------
TOTAL CONTRACTS TO DELIVER
 (RECEIVABLE AMOUNT $77,698)                         $  75,390  $    2,308
                                                     ---------  ----------

CONTRACTS TO RECEIVE
    10,581    Australian Dollar .......   3/20/2009  $   6,702  $     (317)
    12,197    Canadian Dollar .........   3/20/2009      9,944          62
    25,848    Euro Currency ...........   3/20/2009     33,074      (1,658)
 3,094,608    Japanese Yen ............   3/19/2009     34,477         238
    14,320    Pound Sterling ..........   3/20/2009     20,740        (317)
    18,882    Swedish Krona ...........   3/20/2009      2,256         (97)
    12,044    Swiss Franc .............   3/20/2009     10,362        (138)
                                                     ---------  ----------
TOTAL CONTRACTS TO RECEIVE
 (PAYABLE AMOUNT $119,782) ............              $ 117,555  $   (2,227)
                                                     ---------  ----------
NET CURRENCY FLUCTUATION ..............                         $       81
                                                                ==========

SECTOR DIVERSIFICATION

                                                                Percent of
                                                                Net Assets
                                                                ----------
Consumer Discretionary .......................................       12.91%
Consumer Staples .............................................        8.21%
Energy .......................................................        9.99%
Financials ...................................................       17.23%
Health Care ..................................................        8.38%
Industrials ..................................................       12.87%
Information Technology .......................................        5.16%
Materials ....................................................        5.69%
Private Placement ............................................        0.39%
Telecommunication Services ...................................        9.90%
Utilities ....................................................        4.05%
Short Term Investments .......................................       12.62%
Liabilities, Net of Other Assets .............................       (7.40)%
                                                                ----------
                                                                    100.00%
                                                                ==========

                             See accompanying notes

AMERICAN BEACON EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

                                                                          SHARES            VALUE
                                                                         ---------        ---------
                                                                          (DOLLARS IN THOUSANDS)
BRAZIL - 11.85%
COMMON STOCKS - 8.53%
  Banco Bradesco S.A., ADR + ....................................           21,600        $     193
  Banco do Brasil S.A. ..........................................              997                6
  Banco Itau Holding Financeira S.A., ADR + .....................           48,392              486
  BM & F Bovespa S.A. ...........................................           25,100               72
  Centrais Eletricas Brasileiras S.A. ...........................           28,566              322
  Cia de Bebidas das Americas, ADR + ............................            5,700              233
  Cia de Saneamento Basico do Estado de Sao Paulo ...............            5,770               62
  Cia de Saneamento Basico do Estado de Sao Paulo, ADR + ........            1,730               38
  Cia de Saneamento de Minas Gerais-COPASA . ....................           29,800              246
  Cia Energetica de Minas Gerais, ADR + .........................            4,584               62
  Cia Vale do Rio Doce, ADR + ...................................           40,120              566
  Cyrela Brazil Realty S.A. .....................................           23,824               96
  Empresa Brasileira de Aeronautica S.A. (Embraer), ADR + .......            5,860               88
  Grendene S.A. .................................................           48,600              245
  Lojas Renner SA * .............................................            4,900               30
  Medial Saude S.A. .............................................           32,700              100
  PDG Realty SA Empreendimentos e Participacoes .................           17,700               94
  Perdigao S.A. .................................................           22,605              312
  Petroleo Brasileiro S.A., ADR .................................           15,400              404
  Petroleo Brasileiro S.A., A Shares, ADR + .....................          100,899            2,185
  Unibanco - Uniao de Bancos Brasileiros S.A. ...................           19,978              113
  Unibanco - Uniao de Bancos Brasileiros S.A., GDR ..............           12,320              693
  Vivo Participacoes S.A., ADR + ................................            8,300              118
  Votorantim Celulose e Papel S.A., ADR * + .....................           29,860              173
                                                                                          ---------
 TOTAL COMMON STOCKS ............................................                             6,937
                                                                                          ---------
PREFERRED STOCKS - 3.32%
  Banco Bradesco S.A. ...........................................            7,500               67
  Braskem S.A. ..................................................           70,100              173
  Centrais Eletricas Brasileiras S.A. ...........................            4,040               43
  Cia de Tecidos do Norte de Minas - Coteminas * ................           48,662               82
  Cia Energetica de Minas Gerais ................................           24,400              331
  Cia Vale do Rio Doce, ADR + ...................................           57,086              693
  Cia Vale do Rio Doce, A Shares ................................            9,804              118
  Companhia Paranaense de Energia ...............................            6,000               56
  Net Servicos de Comunicacao S.A. * ............................           41,856              265
  Tele Norte Leste Participacoes S.A., ADR ......................           51,810              637
  Telemig Celular Participacoes S.A. ............................            3,740               60
  Ultrapar Participacoes S.A. ...................................            7,600              175
                                                                                          ---------
 TOTAL PREFERRED STOCKS .........................................                             2,700
                                                                                          ---------
 TOTAL BRAZIL ...................................................                             9,637
                                                                                          ---------
COLOMBIA - 0.30%
COMMON STOCKS - 0.30%
  Bancolombia S.A., ADR + .......................................           11,741              246
                                                                                          ---------
CZECH REPUBLIC - 0.93%
COMMON STOCKS - 0.93%
  CEZ ...........................................................            9,958              345
  Komercni Banka, a.s. ..........................................            1,764              197
  Telefonica O2 * ...............................................           11,382              214
                                                                                          ---------
 TOTAL CZECH REPUBLIC ...........................................                               756
                                                                                          ---------
HONGKONG/CHINA 17.87%
COMMON STOCKS - 17.87%
  Aluminum Corp of China Ltd. + .................................           87,300               39
  Aluminum Corp of China Ltd., ADR + ............................            2,100               24
  Anhui Conch Cement Co. Ltd. + .................................           90,000              433
  Anhui Expressway Co. Ltd. .....................................          606,000              214
  Bank of China Ltd. + ..........................................        2,720,000              713
  Beijing Enterprises Holdings Ltd. .............................           46,500              182
  Bosideng International Holdings Ltd. ..........................        2,514,000              218
  BYD Electronic International Co. Ltd. .........................          194,000               64
  China Communications Services Corp. Ltd. ......................          256,000              153
  China Construction Bank Corp. + ...............................        1,179,000              576
  China Life Insurance Co. Ltd. + ...............................          281,000              745
  China Mobile Ltd. .............................................          262,000            2,363
  China Mobile Ltd., ADR + ......................................           10,280              462
  China Molybdenum Co. Ltd. .....................................          178,000               72
  China Power International Development Ltd. + ..................        2,420,800              453
  China Resources Power Holdings Co. Ltd. + .....................          124,000              228
  China Telecom Corp. Ltd. ......................................          493,100              179
  China Unicom Hong Kong Ltd. ...................................          436,744              404
  CNOOC Ltd. ....................................................           88,000               76
  CNOOC Ltd., ADR + .............................................            3,160              272
  COSCO Pacific Ltd. + ..........................................          498,000              446
  Datang International Power Generation Co. Ltd. + ..............          294,000              146
  Denway Motors Ltd. + ..........................................          956,700              285
  Dongfang Electric Corp. Ltd. ..................................          102,000              226
  Dongfeng Motor Group Co. Ltd. .................................          990,000              346
  Focus Media Holding Ltd. , ADR * + ............................           18,300              135
  Global Bio-chem Technology Group Co. Ltd. .....................        1,023,800              147
  GOME Electrical Appliances Holdings Ltd. ......................        2,368,000              345
  Huaneng Power International, Inc. + ...........................          559,900              401
  Industrial & Commercial Bank of China + .......................        1,040,000              442
  Maanshan Iron & Steel + .......................................          455,000              148
  Nine Dragons Paper Holdings Ltd. ..............................          459,000              127
  NWS Holdings Ltd. .............................................           90,747              111
  PetroChina Co. Ltd. ...........................................        1,854,000            1,370
  PetroChina Co. Ltd., ADR + ....................................              760               56

                             See accompanying notes

AMERICAN BEACON EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

                                               SHARES       VALUE
                                             ----------    --------
                                             (DOLLARS IN THOUSANDS)
  Ping'an Insurance Co. Ltd. + .............     70,000    $    305
  Shanghai Industrial Holdings Ltd. + ......    205,520         520
  Sinopec Shanghai Petrochemical Co. Ltd. ..    932,000         217
  Sinotrans Ltd. ...........................  1,172,000         187
  Texwinca Holdings Ltd. ...................    240,000         103
  TPV Technology Ltd. + ....................    806,000         180
  Weiqiao Textile Co. ......................    742,100         220
  Yanzhou Coal Mining Co. Ltd. .............    166,000         108
  Yanzhou Coal Mining Co. Ltd., ADR + ......     14,200          92
                                                           --------
 TOTAL HONG KONG/CHINA .....................                 14,533
                                                           --------

HUNGARY - 0.77%
COMMON STOCKS - 0.77%
  Gedeon Richter Rt. .......................      4,048         462
  Magyar Telekom Telecommunications plc ....     68,060         168
                                                           --------
 TOTAL HUNGARY .............................                    630
                                                           --------

INDIA - 8.19%
COMMON STOCKS - 8.19%
  ACC Ltd. * ...............................      7,200          74
  Andhra Bank ..............................     95,650         107
  Bharat Electronics Ltd. ..................        320           5
  Bharat Heavy Electricals Ltd. ............     13,355         356
  Bharat Petroleum Corp. Ltd. ..............     12,273          98
  Bharti Airtel Ltd. * .....................     26,780         342
  Deccan Chronicle Holdings Ltd. ...........     51,879          40
  Glenmark Pharmaceuticals Ltd. * ..........      9,700          27
  HDFC Bank Ltd. ...........................     27,880         519
  Hero Honda Motors Ltd. ...................      8,500         151
  Hindalco Industries Ltd. .................    100,250         101
  Hindustan Petroleum Corp. Ltd. ...........     61,720         360
  Hindustan Unilever Ltd. ..................     84,600         453
  Housing Development Finance Corp. ........      6,540         204
  ICICI Bank Ltd., ADR + ...................      3,770          62
  India Cements Ltd. .......................    165,190         341
  Infosys Technologies Ltd. ................     23,080         610
  ITC Ltd. .................................     42,250         155
  Mahanagar Telephone Nigam Ltd. ...........    186,920         275
  Mahindra & Mahindra Ltd. .................     35,295         214
  Maruti Suzuki India Ltd. .................     13,773         160
  Oil & Natural Gas Corp. Ltd. .............     22,471         299
  Reliance Industries Ltd. .................      5,950         160
  State Bank of India Ltd. .................     18,240         424
  State Bank of India Ltd., GDR ++ .........      9,700         465
  Steel Authority of India Ltd. ............     81,626         136
  Sterlite Industries (India) Ltd. .........      6,590          36
  Sterlite Industries (India) Ltd., ADR + ..     24,610         132
  Tata Consultancy Services Ltd. ...........     22,440         231
  Television Eighteen India Ltd. ...........     22,300          35

  Union Bank of India ......................     29,000          87
                                                           --------
 TOTAL INDIA ...............................                  6,659
                                                           --------

INDONESIA - 2.10%
COMMON STOCKS - 2.10%
  PT Astra International Tbk ...............    129,400         145
  PT Bank Central Asia Tbk .................    870,500         207
  PT Bank Mandiri (Persero) Tbk ............    568,000          89
  PT Bank Rakyat Indonesia Tbk .............    401,500         157
  PT Bumi Resources Tbk ....................    551,500          24
  PT Gudang Garam Tbk ......................    416,300         194
  PT Kalbe Farma Tbk .......................  3,692,100         148
  PT Perusahaan Gas Negara Persero Tbk .....    392,000          74
  PT Telekomunikasi Indonesia Tbk ..........  1,220,800         667
                                                           --------
 TOTAL INDONESIA ...........................                  1,705
                                                           --------

ISRAEL - 0.41%
COMMON STOCKS - 0.41%
  Bank Hapoalim B.M. * .....................     76,790         138
  Israel Discount Bank Ltd. ................    253,515         194
                                                           --------
 TOTAL ISRAEL ..............................                    332
                                                           --------

LUXEMBOURG - 0.32%
COMMON STOCKS - 0.32%
  Millicom International Cellular S.A. + ...      6,707         263
                                                           --------

MALAYSIA - 2.75%
COMMON STOCKS - 2.75%
  Commerce Asset-Holding Bhd ...............     40,000          70
  Digi.Com BHD .............................     22,000         125
  Gamuda Bhd ...............................    499,200         260
  Genting Bhd ..............................    273,100         276
  Malayan Banking Bhd ......................    462,900         668
  Sime Darby Bhd ...........................    278,600         421
  Tenaga Nasional Bhd ......................    256,600         417
                                                           --------
 TOTAL MALAYSIA ............................                  2,237
                                                           --------

MEXICO - 4.39%
COMMON STOCKS - 4.39%
  America Movil, S.A.B. de C.V., ADR .......     48,857       1,393
  Consorcio ARA, S.A.B. de C.V. + ..........    363,200          91
  Corp GEO, S.A.B. de C.V. * ...............     50,499          56
  Embotelladoras Arca, S.A.B. de C.V. + ....    119,330         213
  Empresas ICA, S.A.B. de C.V. * ...........     56,057          90
  Fomento Economico Mexicano, S.A. de
    C.V., ADR + ............................     17,600         495
  Gruma, S.A.B. de C.V. * + ................    110,790          48
  Grupo Continential, S.A.B. de C.V. .......    178,750         274
  Grupo Financiero Banorte, S.A.B. de
    C.V. ...................................    105,789         139

                             See accompanying notes

AMERICAN BEACON EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

                                               SHARES       VALUE
                                             ----------    --------
                                             (DOLLARS IN THOUSANDS)
  Grupo Modelo, S.A.B. de C.V. .............     64,700    $    172
  Grupo Televisa, S.A., ADR  + .............     22,800         319
  Urbi Desarrollos Urbanos, S.A.B. de
    C.V. * .................................     40,984          42
  Wal-Mart de Mexico, S.A.B. de C.V. + .....    115,513         241
                                                           --------
 TOTAL MEXICO ..............................                  3,573
                                                           --------

PHILIPPINES - 0.37%
COMMON STOCKS - 0.37%
  ABS-CBN Broadcasting Corp. ...............    104,400          28
  Bank of the Philippine Islands ...........    153,627         110
  Manila Electric Co. ......................     51,820          64
  Metropolitan Bank & Trust ................     62,200          30
  Union Bank of the Philippines ............    167,200          70
                                                           --------
 TOTAL PHILIPPINES .........................                    302
                                                           --------

POLAND - 1.97%
COMMON STOCKS - 1.97%
  Bank Pekao S.A. ..........................     16,056         498
  Bank Zachodni WBK S.A. ...................      4,433         111
  KGHM Polska Miedz S.A. ...................      2,688          23
  PBG S.A. * ...............................      1,704          99
  PGNiG Group * ............................    106,450         116
  Polski Koncern Naftowy Orlen S.A. * ......     18,640         119
  Powszechna Kasa Oszczednosci Bank Polski
   SA ......................................     46,091         366
  Telekomunikacja Polska S.A ...............     48,441         274
                                                           --------
 TOTAL POLAND ..............................                  1,606
                                                           --------

RUSSIA - 4.53%
COMMON STOCKS - 4.53%
  Gazprom OAO, ADR  ........................     21,706         282
  Gazprom OAO, ADR + .......................     70,998         921
  LUKOIL Oil Co., ADR + ....................     42,030       1,377
  Mobile TeleSystems OJSC, ADR .............     14,490         309
  OAO Severstal, GDR + ++ ..................     10,860          28
  OJSC MMC Norilsk Nickel, ADR + ...........     42,834         177
  OJSC Rosneft Oil Co. * ...................    100,056         311
  OJSC Surgutneftegaz, ADR .................     11,010          47
  Vimpel-Communications, ADR ...............     33,654         205
  VTB Bank OJSC, GDR .......................     24,380          29
                                                           --------
 TOTAL RUSSIA ..............................                  3,686
                                                           --------
SOUTH AFRICA - 7.75%
COMMON STOCKS - 7.75%
  AngloGold Ashanti Ltd. ...................     10,805         307
  AngloGold Ashanti Ltd., ADR + ............     24,264         696
  FirstRand Ltd. ...........................    322,770         468
  Gold Fields Ltd., ADR + ..................     16,920         178
  Harmony Gold Mining Co. Ltd. * ...........     18,500         218
  Harmony Gold Mining Co. Ltd., ADR * + ....      4,600          54
  JD Group Ltd. ............................     43,130         154
  Massmart Holdings Ltd. ...................     27,660         218
  Mr Price Group Ltd. ......................     75,100         190
  MTN Group Ltd. ...........................     76,285         725
  Nampak Ltd. ..............................    226,050         289
  Naspers Ltd. .............................     24,300         372
  Nedbank Group Ltd. .......................     45,994         407
  Raubex Group Ltd. ........................     35,550          59
  SABMiller plc ............................     26,159         419
  Sanlam Ltd. ..............................     59,410          94
  Sappi Ltd. ...............................     93,204         304
  Sasol Ltd. ...............................     16,075         430
  Steinhoff International Holdings Ltd. ....    107,229         125
  Telkom South Africa Ltd. .................     27,210         308
  Tiger Brands Ltd. ........................     21,100         291
                                                           --------
 TOTAL SOUTH AFRICA  .......................                  6,306
                                                           --------

SOUTH KOREA - 12.80%
COMMON STOCKS - 12.56%
  Amorepacific Corp. .......................        398         177
  Cheil Industries, Inc. ...................      7,538         179
  Cheil Worldwide, Inc. ....................      1,338         173
  Hana Financial Group, Inc. ...............      8,720         142
  Hanwha Chemical Corp. ....................     31,551         163
  Hyundai Development Co. * ................      4,220         109
  Hyundai Motor Co. ........................      9,458         319
  Kangwon Land, Inc. .......................     19,540         179
  KB Financial Group, Inc. .................     28,797         753
  Korea Electric Power Corp. * .............     27,345         553
  KT Corp. .................................      7,500         215
  KT Corp., ADR + ..........................     24,510         346
  KT&G Corp. ...............................      3,800         227
  Kumho Tire Co., Inc. * ...................     29,460          96
  LG Chemical Ltd. .........................      5,098         291
  LG Electronics, Inc. .....................      2,568         131
  LG Telecom Ltd. ..........................      9,500          64
  Lotte Shopping Co. Ltd. ..................      2,839         383
  NHN Corp. * ..............................      4,881         484
  POSCO ....................................      1,676         430
  Samsung Electronics Co. Ltd. .............      7,611       2,647
  Samsung Fire & Marine Insurance Co. Ltd. .      2,037         241
  Shinhan Financial Group Co. Ltd. .........     18,250         368
  SK Telecom Co. Ltd. ......................      3,222         481
  SK Telecom Co. Ltd., ADR .................     40,270         658
  SSCP Co. Ltd. * ..........................      8,596          42
  STX Pan Ocean Co. Ltd. + .................        100           1
  Woongjin Coway Co. Ltd. ..................     19,806         364
                                                           --------
 TOTAL COMMON STOCKS .......................                 10,216
                                                           --------

                             See accompanying notes

AMERICAN BEACON EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

                                                               SHARES      VALUE
                                                             ----------  ----------
                                                             (DOLLARS IN THOUSANDS)
PREFERRED STOCKS - 0.24%
  Samsung Electronics Co. Ltd. ............................         899  $      196
                                                                         ----------
 TOTAL SOUTH KOREA ........................................                  10,412
                                                                         ----------
TAIWAN - 8.72%
COMMON STOCKS - 8.72%
  Acer, Inc. ..............................................     169,680         232
  Asustek Computer, Inc. ..................................      75,672          77
  Cathay Financial Holding Co. Ltd. .......................     202,400         248
  China Motor Corp. .......................................     320,245          88
  Chinatrust Financial Holding Co. Ltd. ...................   1,197,795         499
  Chunghwa Telecom Co. Ltd. ...............................     185,590         274
  Compal Electronics, Inc. ................................   1,000,379         577
  First Financial Holding Co. Ltd. ........................     439,873         233
  HON HAI Precision Industry Co. Ltd. .....................     348,750         625
  HTC Corp. ...............................................      47,400         503
  Mega Financial Holding Co. Ltd. .........................     749,000         243
  Nan Ya Printed Circuit Board Corp. ......................     110,480         231
  Nien Hsing Textile Co. Ltd. .............................     155,000          38
  Powerchip Semiconductor Corp. * .........................     513,444          53
  Quanta Computer, Inc. ...................................     301,875         309
  SinoPac Financial Holdings Co. Ltd. .....................   1,981,987         400
  Taiwan Fertilizer Co. Ltd. ..............................      21,000          37
  Taiwan Semiconductor Manufacturing Co. Ltd. .............     902,503       1,207
  Taiwan Semiconductor Manufacturing Co. Ltd., ADR ........      12,600          95
  United Microelectronics Corp. ...........................   2,300,226         560
  Wistron Corp. ...........................................     163,000         128
  Yaego Corp. .............................................   1,070,000         137
  Yuanta Financial Holding Co. Ltd. .......................     652,000         295
                                                                         ----------
 TOTAL TAIWAN .............................................                   7,089
                                                                         ----------
THAILAND - 2.99%
COMMON STOCKS - 2.99%
  Advanced Info Service PCL ...............................      57,500         117
  Bangkok Bank PCL ........................................     152,900         317
  Charoen Pokphand Foods PCL ..............................   3,654,700         345
  Kasikornbank PCL ........................................     414,000         529
  Krung Thai Bank PCL .....................................   2,625,900         284
  PTT Exploration & Production PCL ........................      36,000          98
  PTT PCL .................................................      16,500          75
  Siam Cement PCL .........................................      92,500         262
  Siam Commercial Bank PCL ................................      72,800         107
  Thai Oil PCL ............................................     156,500         109
  Thai Union Frozen Products PCL ..........................     353,200         188
                                                                         ----------
 TOTAL THAILAND ...........................................                   2,431
                                                                         ----------
TURKEY - 2.77%
COMMON STOCKS - 2.77%
  Akbank TAS                                                    129,105         370
  Anadolu Efes Biracilik Ve Malt Sanayii A.S. .............      21,655         146
  Haci Omer Sabanci Holding A.S. ..........................      46,843          89
  Turk Telekomunikasyon A.S. * ............................      63,537         163
  Turkcell Iletisim Hizmetleri A.S. .......................      88,645         472
  Turkcell Iletisim Hizmetleri A.S., ADR + ................       3,410          45
  Turkiye Garanti Bankasi A.S. ............................     363,034         489
  Turkiye Halk Bankasi A.S. ...............................      51,781         133
  Turkiye Is Bankasi (Isbank) .............................      87,395         193
  Turkiye Sise ve Cam Fabrikalari A.S. ....................     267,887         156
                                                                         ----------
 TOTAL TURKEY .............................................                   2,256
                                                                         ----------
UNITED KINGDOM - 0.14%
COMMON STOCKS - 0.14%
  JKX Oil & Gas plc  * ....................................      38,180         112
                                                                         ----------

SHORT TERM INVESTMENTS - 7.15%
  Columbia Government Reserve Fund ........................   4,715,928       4,716

                                                                 PAR
                                                               AMOUNT
                                                             ----------
  U.S. Treasury,
   0.17%, Due 6/11/2009 # .................................  $    1,105       1,104
                                                                         ----------
 TOTAL SHORT TERM INVESTMENTS .............................                   5,820
                                                                         ----------

                                                               SHARES
                                                             ----------
SECURITIES LENDING COLLATERAL - 17.45%
  American Beacon Money Market Select Fund ##..............   2,696,254       2,696
  Securities Liquidating AB Trust .........................   3,756,256       3,711
      Prime Portfolio .....................................   7,787,089       7,787
                                                                         ----------
 TOTAL SECURITIES LENDING COLLATERAL ......................                  14,194
                                                                         ----------
TOTAL INVESTMENTS  116.52% - (COST $131,089) ..............                  94,785
LIABILITIES, NET OF OTHER ASSETS - (16.52%) ...............                 (13,443)
                                                                         ----------
TOTAL NET ASSETS - 100.00% ................................              $   81,342
                                                                         ==========

                            See accompanying notes

AMERICAN BEACON EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

Percentages are stated as a percent of net assets.

*       Non-income producing security.

+       All or a portion of this security is on loan at January 31, 2009.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $493 or 0.61% of net assets. The Fund has no right to demand registration of these securities.

# At January 31, 2009, security pledged as collateral for open futures contracts.

##     The Fund is affiliated by having the same investment advisor.

FUTURES CONTRACTS
 (DOLLARS IN THOUSANDS)

                                                                                                  UNREALIZED
                                                           NUMBER OF    EXPIRATION    MARKET     APPRECIATION/
                                                           CONTRACTS       DATE       VALUE     (DEPRECIATION)
                                                          -----------  -----------  ---------  ----------------
Emini S&P 500 Index ....................................      157        Mar 2009   $   6,457  $       (452)
                                                                                    =========  ================

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
 (DOLLARS IN THOUSANDS)

                                                          SETTLEMENT     MARKET      UNREALIZED
                                                             DATE         VALUE      GAIN/(LOSS)
                                                          -----------  -----------  -------------
CONTRACTS TO DELIVER
  12,643 Czech Koruna ..................................   3/19/2009   $       580  $          46
   3,146 Polish Zloty ..................................   3/19/2009           900            106
                                                                       -----------  -------------
TOTAL CONTRACTS TO DELIVER
  (RECEIVABLE AMOUNT $1,632)                                           $     1,480  $         152
                                                                       -----------  -------------

NET CURRENCY FLUCTUATION                                                            $         152
                                                                                    =============

SECTOR DIVERSIFICATION

                                                            PERCENT OF
                                                           NET ASSETS
                                                          -------------
Communications .........................................         1.19%
Consumer Discretionary .................................         6.95%
Consumer Staples .......................................         5.61%
Energy .................................................        11.42%
Financials .............................................        20.59%
Health care ............................................         0.96%
Industrials ............................................         4.74%
Information Technology .................................        10.92%
Materials ..............................................         9.20%
Telecommunication Services .............................        15.66%
Utilities ..............................................         4.68%
Short Term Investments .................................        24.66%
Liabilities, Net of Other Assets .......................       (16.58)%
                                                          -----------
                                                               100.00%
                                                          ===========

                             See accompanying notes

AMERICAN BEACON ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

                                             SHARES      VALUE
                                           ----------   ---------
                                           (DOLLARS IN THOUSANDS)
COMMON STOCKS - 2.41%
CONSUMER DISCRETIONARY - 0.21%
 SPECIALTY RETAIL - 0.21%
  NIKE, Inc. + .........................        3,890   $     176
                                                        ---------

CONSUMER STAPLES - 0.21%
 BEVERAGES - 0.21%
  Coca-Cola Co. + ......................        4,160         178
                                                        ---------

ENERGY - 0.44%
 ENERGY EQUIPMENT & SERVICES - 0.44%
  Noble Corp. + ........................       10,150         275
  Transocean Ltd. * + ..................        1,750          96
                                                        ---------
 TOTAL ENERGY                                                 371
                                                        ---------

FINANCIALS - 0.54%
 DIVERSIFIED FINANCIALS - 0.29%
  BlackRock, Inc. + ....................          625          68
  T Rowe Price Group, Inc. + ...........        6,500         179
                                                        ---------
                                                              247
                                                        ---------

 INSURANCE - 0.25%
  AON Corp. + ..........................        5,675         210
                                                        ---------
 TOTAL FINANCIALS                                             457
                                                        ---------

HEALTH CARE - 0.16%
 OPTICAL SUPPLIES - 0.16%
  Alcon, Inc. ..........................        1,630         140
                                                        ---------

INFORMATION TECHNOLOGY - 0.85%
 COMMUNICATIONS EQUIPMENT - 0.44%
  Cisco Systems, Inc. * ++ .............        9,280         139
  Qualcomm, Inc. + .....................        6,775         234
                                                        ---------
                                                              373
                                                        ---------

 IT CONSULTING & SERVICES - 0.41%
  Accenture Ltd. + .....................       10,970         346
                                                        ---------
 TOTAL INFORMATION TECHNOLOGY                                 719
                                                        ---------
 TOTAL COMMON STOCKS                                        2,041
                                                        ---------

CONVERTIBLE PREFERRED STOCKS - 1.38%
CONSUMER STAPLES - 0.46%
 FOOD PRODUCTS - 0.46%
  Bunge Ltd. * .........................        3,325         392
                                                        ---------

FINANCIALS - 0.54%
 DIVERSIFIED FINANCIALS - 0.28%
  Bank of America Corp. ................          475         240
                                                        ---------
 FINANCE - 0.26%
  SLM Corp. ............................          360         215
                                                        ---------
 TOTAL FINANCIALS                                             455
                                                        ---------

INDUSTRIALS - 0.14%
 HOUSEHOLD DURABLES - 0.14%
  Stanley Works ........................          255         121
                                                        ---------
MATERIALS -  0.24%
 METALS & MINING - 0.24%
  Freeport-McMoRan Copper & Gold,
    Inc. ...............................        4,360         203
                                                        ---------
 TOTAL CONVERTIBLE PREFERRED STOCKS                         1,171
                                                        ---------

PREFERRED STOCKS - 1.14%
CONSUMER DISCRETIONARY - 0.38%
 FOOD PRODUCTS - 0.38%
  Archer-Daniels-Midland Co. ...........        8,850         319
                                                        ---------

FINANCIALS - 0.29%
 DIVERSIFIED FINANCIALS - 0.21%
  Citigroup, Inc. ......................       11,500         175
                                                        ---------

 INSURANCE - 0.08%
  American International Group, Inc. ...        8,100          73
                                                        ---------
 TOTAL FINANCIALS                                             248
                                                        ---------

HEALTH CARE - 0.31%
 PHARMACEUTICALS - 0.31%
  Schering-Plough Corp. ................        1,510         263
                                                        ---------

INDUSTRIALS - 0.16%
 CHEMICALS - 0.16%
  Avery Dennison Corp. .................        4,600         134
                                                        ---------
 TOTAL PREFERRED STOCKS                                       964
                                                        ---------

                                              PAR
                                             AMOUNT
                                           ----------
CORPORATE OBLIGATIONS - 34.15%
 AEROSPACE & DEFENSE - 0.29%
  RAYTHEON CO.,
     5.375%, Due 4/1/2013+ .............   $      250         249
                                                        ---------

                             See accompanying notes

AMERICAN BEACON ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

                                                   PAR
                                                  AMOUNT        VALUE
                                                 ----------   ---------
                                                 (DOLLARS IN THOUSANDS)
BANKS - 5.67%
 Bank of America Corp.,
   7.80%, Due 9/15/2016 ......................   $      600   $     565
   6.00%, Due 9/1/2017 .......................          400         374
 Bank of New York Mellon Corp.,
   5.125%, Due 8/27/2013 .....................          350         357
 Bank One Corp.,
   4.90%, Due 4/30/2015 ......................          250         232
 Citigroup, Inc.,
   5.125%, Due 2/14/2011 .....................        1,625       1,558
   6.125%, Due 11/21/2017 ....................          275         249
 ING Bank, NV,
   5.125%, Due 5/1/2015 # ....................          300         278
 JP Morgan Chase & Co.,
   6.00%, Due 1/15/2018 ......................          250         251
 Wells Fargo & Co.,
   5.25%, Due 10/23/2012 .....................          660         665
   5.625%, Due 12/11/2017 ....................          275         269
                                                              ---------
                                                                  4,798
                                                              ---------

BEVERAGES - 0.48%
 Constellation Brands, Inc.,
   7.25%, Due 9/1/2016 .......................          425         406
                                                              ---------

COMMUNICATIONS - 1.73%
 Comcast Cable Communications Holdings, Inc.,
   8.375%, Due 3/15/2013 .....................          500         540
 DirecTV Holdings LLC/DirecTV Financing Co.,
   8.375%, Due 3/15/2013 .....................          300         301
 Time Warner Cable, Inc.,
   5.85%, Due 5/1/2017 .......................          300         279
 Verizon Communications, Inc.,
   6.90%, Due 4/15/2038 ......................          325         341
                                                              ---------
                                                                  1,461
                                                              ---------

CONSUMER DISCRETIONARY - 1.12%
 Royal Caribbean Cruises Ltd.,
   7.50%, Due 10/15/2027 .....................          500         245
 Wal-Mart Stores, Inc.,
   7.55%, Due 2/15/2030 ......................          325         388
 Wesco Distribution, Inc.,
   7.50%, Due 10/15/2017 .....................          450         315
                                                              ---------
                                                                    948
                                                              ---------

CONSUMER STAPLES - 0.88%
 Coca-Cola Enterprises, Inc.,
   7.375%, Due 3/3/2014 ......................          150         172
 Hanesbrands, Inc.,
   5.698%, Due 12/15/2014 ## .................          440         321
 Kellogg Co.,
   4.25%, Due 3/6/2013 .......................          250         253
                                                              ---------
                                                                    746
                                                              ---------

ENERGY - 0.94%
 Canadian Natural Resources Ltd.,
   6.25%, Due 3/15/2038 ......................          325         244
 ConocoPhillips,
   5.20%, Due 5/15/2018 + ....................          325         320
 EOG Resources, Inc.,
   4.75%, Due 3/15/2014 # ....................          250         229
                                                              ---------
                                                                    793
                                                              ---------

FINANCE - 4.74%
 American General Finance Corp.,
   4.875%, Due 5/15/2010 .....................          300         188
 Capital One Financial Corp.,
   5.70%, Due 9/15/2011 ......................          310         296
 General Electric Capital Corp.,
   5.65%, Due 6/9/2014 .......................          500         495
   5.625%, Due 5/1/2018 ......................          250         231
 Goldman Sachs Group, Inc.,
   4.75%, Due 7/15/2013 ......................          250         232
   6.25%, Due 9/1/2017 .......................          250         231
 HSBC Finance Corp.,
   5.25%, Due 1/14/2011 ......................        1,300       1,254
 JP Morgan Chase & Co.,
   6.75%, Due 2/1/2011 .......................          800         827
 Merrill Lynch & Co., Inc.,
   6.11%, Due 1/29/2037 ......................          325         251
                                                              ---------
                                                                  4,005
                                                              ---------

HEALTH CARE - 0.12%
 Psychiatric Solutions, Inc.,
   7.75%, Due 7/15/2015 ......................          125         103
                                                              ---------

INDUSTRIALS - 5.99%
 American Honda Finance Corp.,
   4.625%, Due 4/2/2013 # ....................          325         301
 BE Aerospace, Inc.,
   8.50%, Due 7/1/2018 .......................          325         305
 Burlington Northern Santa Fe Corp.,
   5.75%, Due 3/15/2018 + ....................          325         320
 Canadian National Railway Co.,
   5.55%, Due 5/15/2018 ......................          250         237
 Caterpillar Financial Services Corp.,
   4.15%, Due 1/15/2010 ......................          300         303
   4.25%, Due 2/8/2013 .......................          250         244

                             See accompanying notes

AMERICAN BEACON ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

                                                  PAR
                                                 AMOUNT       VALUE
                                               ----------   ---------
                                               (DOLLARS IN THOUSANDS)
 Daimler Finance NA LLC,
   5.875%, Due 3/15/2011 ...................   $      250   $     240
   5.75%, Due 9/8/2011 .....................          250         237
 Gardner Denver, Inc.,
   8.00%, Due 5/1/2013 .....................          300         264
 Goodyear Tire & Rubber Co.,
   7.857%, Due 8/15/2011 ...................          300         282
 Honeywell International, Inc.,
   4.25%, Due 3/1/2013 .....................          250         250
 John Deere Capital Corp.,
   4.125%, Due 1/15/2010 + .................          825         830
 NBTY, Inc.,
   7.125%, Due 10/1/2015 ...................          150         119
 Nissan Motor Acceptance Corp.,
   5.625%, Due 3/14/2011 # .................          300         294
 Norfolk Southern Corp.,
   5.75%, Due 4/1/2018 + ...................          325         313
 Terex Corp.,
   8.00%, Due 11/15/2017 ...................          125         104
 Union Pacific Corp.,
   6.50%, Due 4/15/2012 ....................          250         253
 United Technologies Corp.,
   6.125%, Due 7/15/2038 ...................          165         170
                                                            ---------
                                                                5,066
                                                            ---------

INSURANCE - 4.29%
 Aegon Funding Corp.,
   5.75%, Due 12/15/2020 ...................          350         301
 American International Group, Inc.,
   5.85%, Due 1/16/2018 ....................          250         178
   6.25%, Due 5/1/2036 + ...................          325         195
 Hartford Financial Services Group, Inc.,
   5.25%, Due 10/15/2011 ...................          750         688
 John Hancock Global Funding II,
   7.90%, Due 7/2/2010 # ...................          900         929
 Lincoln National Corp.,
   4.75%, Due 2/15/2014 + ..................          125         114
 MetLife, Inc.,
   6.375%, Due 6/15/2034 ...................          350         320
 Metropolitan Life Global Funding I,
   4.625%, Due 8/19/2010 # .................          700         683
 Prudential Financial, Inc.,
   4.50%, Due 7/15/2013 ....................          250         223
                                                            ---------
                                                                3,631
                                                            ---------

INTERNET & CATALOG RETAIL - 0.29%
 Expedia, Inc.,
   7.456%, Due 8/15/2018 ...................          300         243
                                                            ---------

PHARMACEUTICALS - 0.31%
 Bristol-Myers Squibb Co.,
   5.45%, Due 5/1/2018 .....................          125         130
 GlaxoSmithKline Capital, Inc.,
   5.65%, Due 5/15/2018 ....................          125         134
                                                            ---------
                                                                  264
                                                            ---------

REAL ESTATE - 0.66%
 ProLogis Trust,
   5.50%, Due 4/1/2012 .....................          250         156
   5.625%, Due 11/15/2016 ..................          250         133
 Simon Property Group LP,
   5.30%, Due 5/30/2013 ....................          325         269
                                                            ---------
                                                                  558
                                                            ---------

TECHNOLOGY - 3.00%
 CA, Inc.,
   1.625%, Due 12/15/2009 + ................          450         470
 Cisco Systems, Inc.,
   5.25%, Due 2/22/2011 ....................          250         261
 Hewlett-Packard Co.,
   4.50%, Due 3/1/2013 .....................          325         338
 International Business Machines Corp.,
   7.625%, Due 10/15/2018 .................           150         178
 Jabil Circuit, Inc.,
   8.25%, Due 3/15/2018 ...................           325         249
 Lender Processing Services, Inc.,
   8.125%, Due 7/1/2016 ...................           325         309
 Seagate Technology,
   6.80%, Due 10/1/2016 ...................           350         186
 SunGard Data Systems, Inc.,
   9.125%, Due 8/15/2013 ..................           300         250
 Syniverse Technologies, Inc.,
   7.75%, Due 8/15/2013 ...................           325         179
 Xerox Corp.,
   5.65%, Due 5/15/2013 ...................           125         113
                                                            ---------
                                                                2,533
                                                            ---------

TELEPHONE - 2.47%
 America Movil, S.A.B. de C.V.,
   6.375%, Due 3/1/2035 ...................           325         282
 AT&T, Inc.,
   5.625%, Due 6/15/2016 ..................           250         251
   5.50%, Due 2/1/2018 ....................           400         398
   6.80%, Due 5/15/2036 ...................           125         130
   6.40%, Due 5/15/2038 ...................           200         198
 Cingular Wireless Services, Inc.,
   7.875%, Due 3/1/2011 ...................           250         269
 Verizon Communications, Inc.,
   5.50%, Due 4/1/2017 + ..................           250         245

                             See accompanying notes

AMERICAN BEACON ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

                                                  PAR
                                                AMOUNT       VALUE
                                              ----------   ---------
                                              (DOLLARS IN THOUSANDS)
  Vodafone Group plc,
   6.15%, Due 2/27/2037 ...................   $      325   $     315
                                                           ---------
                                                               2,088
                                                           ---------

 UTILITIES - 1.17%
  Duke Energy Carolinas LLC,
   5.10%, Due 4/15/2018 + .................          250         250
  MidAmerican Energy Holdings Co.,
   6.125%, Due 4/1/2036 ...................          325         304
  Pacific Gas & Electric Co.,
   6.25%, Due 12/1/2013 ...................          175         187
  Virginia Electric and Power Co.,
   5.40%, Due 4/30/2018 ...................          250         246
                                                           ---------
                                                                 987
                                                           ---------
 TOTAL CORPORATE OBLIGATIONS ..............                   28,879
                                                           ---------

CONVERTIBLE OBLIGATIONS - 13.30%
 BASIC MATERIALS - 0.27%
  Newmont Mining Corp.,
   3.00%, Due 2/15/2012 ...................           50          55
   1.25%, Due 7/15/2014 + .................           40          43
   1.625%, Due 7/15/2017 + ................          120         126
                                                           ---------
                                                                 224
                                                           ---------

 COMMUNICATIONS - 1.65%
  Anixter International, Inc.,
   1.00%, Due 2/15/2013 + .................          400         274
  Interpublic Group of Cos., Inc.,
   4.25%, Due 3/15/2023 ...................          240         150
  Liberty Media LLC,
   3.125%, Due 3/30/2023 ..................          320         247
  Symantec Corp.,
   1.00%, Due 6/15/2013 + .................          750         723
                                                           ---------
                                                               1,394
                                                           ---------

 CONSUMER DISCRETIONARY - 1.55%
  Archer-Daniels-Midland Co.,
   0.875%, Due 2/15/2014 + ................          280         259
  Best Buy Co., Inc.,
   2.25%, Due 1/15/2022 ...................          200         180
  Carnival Corp.,
   2.00%, Due 4/15/2021 ...................          416         368
  GameStop Corp.,
   8.00%, Due 10/1/2012 ...................          225         223
  RadioShack Corp.,
   2.50%, Due 8/1/2013 # ..................          328         277
                                                           ---------
                                                               1,307
                                                           ---------
 CONSUMER STAPLES - 0.75%
  Amgen, Inc.,
   0.375%, Due 2/1/2013 ...................          675         610
  Kinetic Concepts, Inc.,
   3.25%, Due 4/15/2015 # .................           40          27
                                                           ---------
                                                                 637
                                                           ---------

 ENERGY - 0.99%
  Pioneer Natural Resources Co.,
   2.875%, Due 1/15/2038 ..................          485         358
  Schlumberger Ltd.,
   2.125%, Due 6/1/2023 ...................           40          50
  SESI LLC,
   1.50%, Due 12/15/2026 ..................          270         198
  Transocean Ltd.,
   1.625%, Due 12/15/2037 .................          260         230
                                                           ---------
                                                                 836
                                                           ---------

 FINANCE - 0.90%
  Affiliated Managers Group, Inc.,
   3.95%, Due 8/15/2038 # .................          370         255
  Leucadia National Corp.,
   3.75%, Due 4/15/2014 ...................          100          93
  SVB Financial Group,
   3.875%, Due 4/15/2011 # ................          525         417
                                                           ---------
                                                                 765
                                                           ---------

 HEALTH CARE - 1.03%
  Gilead Sciences, Inc.,
   0.50%, Due 5/1/2011 ....................          360         482
  Henry Schein, Inc.,
   3.00%, Due 8/15/2034 ...................          100         103
  Hologic, Inc.,
   2.00%, Due 12/15/2037 ..................          130          83
  Medtronic, Inc.,
   1.625%, Due 4/15/2013 ..................          235         207
                                                           ---------
                                                                 875
                                                           ---------

 INDUSTRIALS - 1.77%
  Alliant Techsystems, Inc.,
   2.75%, Due 9/15/2011 ...................          320         322
  Danaher Corp.,
   Zero Coupon, Due 1/22/2021 .............          370         323
  Fisher Scientific International, Inc.,
   3.25%, Due 3/1/2024 + ..................          230         261
  ON Semiconductor Corp.,
   Zero Coupon, Due 4/15/2024 .............          300         259
  SEACOR Holdings, Inc.,
   2.875%, Due 12/15/2024 .................          210         209

                             See accompanying notes

AMERICAN BEACON ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

                                                                 PAR
                                                                AMOUNT        VALUE
                                                               --------     ---------
                                                               (DOLLARS IN THOUSANDS)
  Trinity Industries, Inc.,
   3.875%, Due 6/1/2036 ..................................     $    250     $     125
                                                                            ---------
                                                                                1,499
                                                                            ---------

 PHARMACEUTICALS - 1.00%
  Beckman Coulter, Inc.,
   2.50%, Due 12/15/2036 + ...............................          363           345
  Life Technologies Corp.,
   1.50%, Due 2/15/2024 ..................................          246           205
  Teva Pharmaceutical Finance LLC,
   0.25%, Due 2/1/2026 ...................................          295           293
                                                                            ---------
                                                                                  843
                                                                            ---------

 TECHNOLOGY - 3.39%
  Apogent Technologies, Inc.,
   0.746%, Due 12/15/2033 ##  ............................          100           127
  CACI International, Inc.,
   2.125%, Due 5/1/2014 ..................................          230           223
  DST Systems, Inc.,
   4.125%, Due 8/15/2023 .................................          220           204
  EMC Corp.,
   1.75%, Due 12/1/2011 ..................................          620           601
   1.75%, Due 12/1/2013 ..................................          225           212
  Intel Corp.,
   2.95%, Due 12/15/2035 .................................          535           410
  NetApp, Inc.,
   1.75%, Due  6/1/2013 # ................................          775           611
  Sybase, Inc.,
   1.75%, Due 2/22/2025 ..................................          405           474
                                                                            ---------
                                                                                2,862
                                                                            ---------
 TOTAL CONVERTIBLE OBLIGATIONS ...........................                     11,242
                                                                            ---------

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 2.69%
 COMMERCIAL MORTGAGE-BACKED SECURITY - 2.69%
  Banc of America Commercial Mortgage, Inc.,
   2005-6 A1, 5.001%, Due 9/10/2047 ......................          430           427
   2007-2 A2, 5.634%, Due 4/10/2049 ......................          650           498
  JP Morgan Chase Commercial Mortgage Securities Corp.,
   2005-LDP3 A1, 4.655%, Due 8/15/2042 ...................          123           122
   2007-CB19 A4, 5.746%, Due 2/12/2049 ...................          400           256
   2007-CB20 A2, 5.629%, Due 2/12/2051 ...................          650           482
  LB-UBS Commercial Mortgage Trust,
   2004-C1 A4, 5.424%, Due 2/15/2040 .....................          450           302
  Wachovia Bank Commercial Mortgage Trust,
   2007-C32 A2, 5.736%, Due 6/15/2049 ....................          260           188
                                                                            ---------
 TOTAL NON-AGENCY MORTGAGE-BACKED OBLIGATIONS ............                      2,275
                                                                            ---------

ASSET-BACKED SECURITIES - 4.57%
  American Express Credit Account Master Trust,
   2006-2 A, 5.35%, Due 1/15/2014 ........................        1,300         1,282
  Capital Auto Receivables Asset Trust,
   2006-SN1A A4A, 5.32%, Due 3/20/2010 # .................          722           717
  Capital One Multi-Asset Execution Trust,
   2006-A10 A10, 5.15%, Due 6/15/2014 ....................        1,000           975
  Volkswagen Auto Loan Enhanced Trust,
   2005-1 A4, 4.86%, Due 4/20/2012 .......................          589           590
   2008-2 A4A, 6.24%, Due 7/20/2015 ......................          300           299
                                                                            ---------
 TOTAL ASSET-BACKED SECURITIES ...........................                      3,863
                                                                            ---------

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 26.35%
 FEDERAL HOME LOAN MORTGAGE CORPORATION - 10.36%
   5.00%, Due 2/1/2021 ...................................        1,106         1,133
   4.50%, Due 4/1/2021 ...................................        1,037         1,053
   5.00%, Due 9/1/2035 ...................................        2,324         2,364
   5.50%, Due 4/1/2037 ...................................          826           846
   5.00%, Due 3/1/2038 ...................................        1,651         1,678
   5.50%, Due 5/1/2038 ...................................        1,645         1,684
                                                                            ---------
                                                                                8,758
                                                                            ---------

 FEDERAL NATIONAL MORTGAGE ASSOCIATION - 11.92%
   6.50%, Due 7/1/2032 ...................................          405           425
   5.50%, Due 6/1/2033 ...................................          935           961
   4.50%, Due 9/1/2034 ...................................          430           433
   5.50%, Due 12/1/2035 ..................................          964           988
   5.00%, Due 2/1/2036 ...................................        1,576         1,605
   5.50%, Due 4/1/2036 ...................................        1,494         1,532
   5.50%, Due 2/1/2037 ...................................        1,228         1,258
   6.00%, Due 9/1/2037 ...................................          832           859
   6.00%, Due 1/1/2038 ...................................        1,954         2,016
                                                                            ---------
                                                                               10,077
                                                                            ---------

 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 4.07%
   4.201%, Due 8/16/2026 .................................          582           588
   6.00%, Due 2/15/2033 ..................................          863           891
   5.50%, Due 4/15/2033 ..................................        1,130         1,161
   5.00%, Due 5/15/2033 ..................................          787           804
                                                                            ---------
                                                                                3,444
                                                                            ---------
 TOTAL U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS ...........                     22,279
                                                                            ---------

U.S. AGENCY OBLIGATIONS - 1.18%
 FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.18%
   6.25%, Due 7/15/2032 + ................................          800           997
                                                                            ---------

                             See accompanying notes

AMERICAN BEACON ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

                                                               PAR
                                                              AMOUNT       VALUE
                                                            ----------   ---------
                                                            (DOLLARS IN THOUSANDS)
U.S. TREASURY OBLIGATIONS - 9.05%
   4.125%, Due 5/15/2015 + ............................     $    2,500   $   2,785
   3.75%, Due 11/15/2018 + ............................          1,000       1,077
   6.25%, Due 8/15/2023 + .............................          1,500       1,898
   5.25%, Due 11/15/2028 + ............................          1,050       1,242
   4.75%, Due 2/15/2037 + .............................            550         653
                                                                         ---------
 TOTAL U.S. TREASURY OBLIGATIONS ......................                      7,655
                                                                         ---------

                                                              SHARES
                                                            ----------
SHORT TERM INVESTMENTS - 2.62%
  Columbia Government Reserve Fund ....................      2,212,118       2,212
                                                                         ---------

SECURITIES LENDING COLLATERAL - 17.15%
  American Beacon Money Market Select Fund ** .........      2,755,393       2,755
  Securities Liquidating AB Trust .....................      3,838,645       3,792
  State Street Navigator Securities Lending Prime
      Portfolio .......................................      7,957,890       7,958
                                                                         ---------
 TOTAL SECURITIES LENDING COLLATERAL ..................                     14,505
                                                                         ---------
TOTAL INVESTMENTS  115.99% - (COST $104,733)..........                      98,083
LIABILITIES, NET OF OTHER ASSETS - (15.99%) ..........                     (13,525)
                                                                         ---------
TOTAL NET ASSETS - 100.00% ............................                  $  84,558
                                                                         =========


Percentages are stated as a percent of net assets.

*           Non-income producing security.

+           All or a portion of this security is on loan at January 31, 2009.

++ At January 31, 2009, security pledged as collateral for open futures contracts.

# Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $5,018 or 5.93% of net assets. The Fund has no right to demand registration of these securities.

##       The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

**          The Fund is affiliated by having the same investment advisor.

                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

                                                                                   SHARES      VALUE
                                                                                  --------   -----------
                                                                                  (DOLLARS IN THOUSANDS)
PREFERRED STOCKS - 0.09%
FINANCIALS - 0.09%
DIVERSIFIED FINANCIALS - 0.09%
     Federal Home Loan Mortgage Corp. .........................................     10,000   $        11
     Preferred Blocker, Inc. ++ ...............................................        454           113
                                                                                             -----------
     TOTAL PREFERRED STOCKS ...................................................                      124
                                                                                             -----------

                                                                                     PAR
                                                                                   AMOUNT
                                                                                  --------
CORPORATE OBLIGATIONS - 90.77%
AUTO COMPONENTS - 0.85%
     Allison Transmission, Inc., 11.00%, Due 11/1/2015 ++ .....................   $  1,000           555
     Cooper-Standard Automotive, Inc., 8.375%, Due 12/15/2014 .................        920           166
     TRW Automotive, Inc., 7.25%, Due 3/15/2017 ++ ............................        900           405
                                                                                             -----------
                                                                                                   1,126
                                                                                             -----------
AUTO LOAN - 3.16%
     Ford Motor Credit Co. LLC,
            9.75%, Due 9/15/2010 ..............................................      1,075           887
            9.875%, Due 8/10/2011 .............................................      2,280         1,695
     GMAC LLC,
            7.25%, Due 3/2/2011 ++ ............................................        395           319
            6.875%, Due 9/15/2011 ++ ..........................................      1,393         1,097
            8.00%, Due 11/1/2031 ++ ...........................................        307           184
                                                                                             -----------
                                                                                                   4,182
                                                                                             -----------
AUTOMOBILES - 0.34%
     Ford Motor Co.,
            8.875%, Due 1/15/2022 .............................................        200            39
            7.45%, Due 7/16/2031 ..............................................      1,000           220
     General Motors Corp.,
            7.40%, Due 9/1/2025 ...............................................        500            60
            8.375%, Due 7/15/2033 .............................................        970           136
                                                                                             -----------
                                                                                                     455
                                                                                             -----------
BASIC MATERIALS - 0.29%
     Huntsman International LLC, 7.375%, Due 1/1/2015 .........................        575           293
     Nova Chemicals Corp., 7.40%, Due 4/1/2009 ................................        140            87
                                                                                             -----------
                                                                                                     380
                                                                                             -----------
CASINO/GAMING - 3.04%
     Fontainebleau Las Vegas Holdings LLC, 10.25%, Due 6/15/2015 ++ ...........      1,800           198
     Harrah's Operating Co., Inc., 10.00%, Due 12/15/2018 ++ ..................        800           288
     Las Vegas Sands Corp., 6.375%, Due 2/15/2015 .............................        750           420
     Mandalay Resort Group, 9.375%, Due 2/15/2010 .............................      1,085           873
     MGM Mirage, 6.625%, Due 7/15/2015 ........................................      1,500           923
     Pinnacle Entertainment, Inc.,
            8.25%, Due 3/15/2012 ..............................................        700           640
            8.75%, Due 10/1/2013 ..............................................        100            92
     Pokagon Gaming Authority, 10.375%, Due 6/15/2014 ++ ......................        295           258

                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

                                                                                    PAR
                                                                                   AMOUNT      VALUE
                                                                                  --------   -----------
                                                                                  (DOLLARS IN THOUSANDS)
      Station Casinos, Inc.,
            6.00%, Due 4/1/2012 ...............................................   $  1,235   $       235
            6.875%, Due 3/1/2016 ..............................................        500            15
            7.75%, Due 8/15/2016 ..............................................        400            76
                                                                                             -----------
                                                                                                   4,018
                                                                                             -----------
COMMERCIAL SERVICES - 0.55%
      Iron Mountain, Inc., 8.75%, Due 7/15/2018 ...............................        100            96
      RSC Equipment Rental, Inc., 9.50%, Due 12/1/2014 ........................      1,000           632
                                                                                             -----------
                                                                                                     728
                                                                                             -----------
COMMUNICATIONS - 17.00%
      American Tower Corp., 7.00%, Due 10/15/2017 ++ ..........................        300           288
      CanWest Media, Inc., 8.00%, Due 9/15/2012 ...............................        800           184
      CCH I Holdings LLC, 1.00%, Due 1/15/2014 ................................      1,100            44
      Centennial Communications Corp., 7.185%, Due 1/1/2013 # .................        770           758
      Charter Communications Holdings LLC,
            10.25%, Due 9/15/2010 .............................................      1,100           660
            13.50%, Due 1/15/2011 .............................................      1,100            22
            11.00%, Due 10/1/2015 .............................................        800           140
      Comcast Corp., 1.46%, Due 7/14/2009 # ...................................        150           148
      Cricket Communications, Inc., 9.375%, Due 11/1/2014 .....................        925           842
      Crown Castle International Corp., 9.00%, Due 1/15/2015 ..................        890           861
      CSC Holdings, Inc.,
            8.50%, Due 4/15/2014 ++ ...........................................        475           467
            7.625%, Due 7/15/2018 .............................................        400           368
      Dex Media, Inc.,
            9.875%, Due 8/15/2013 .............................................        970           281
            8.00%, Due 11/15/2013 .............................................        300            37
            9.00%, Due 11/15/2013 # ...........................................        300            37
      Digicel Group Ltd.,
            8.875%, Due 1/15/2015 ++ ..........................................        900           662
            9.125%, Due 1/15/2015 ++ ..........................................        950           651
      DirecTV Holdings LLC, 7.625%, Due 5/15/2016 .............................        600           590
      DISH DBS Corp.,
            7.00%, Due 10/1/2013 ..............................................        450           427
            7.125%, Due 2/1/2016 ..............................................      1,400         1,288
      HSN, Inc., 11.25%, Due 8/1/2016 ++ ......................................        650           481
      Idearc, Inc., 8.00%, Due 11/15/2016 .....................................      2,400            75
      Intelsat Corp., 9.25%, Due 8/15/2014 ++ .................................        775           725
      Intelsat Jackson Holdings Ltd., 11.25%, Due 6/15/2016   .................        500           478
      Intelsat Subsidiary Holding Co. Ltd., 8.50%, Due 4/15/2013 ++ ...........        700           656
      iPCS, Inc., 5.318%, Due 5/1/2013 # ......................................        315           224
      L-3 Communications Corp., 6.125%, Due 7/15/2013 .........................        200           188
      Lamar Media Corp., 7.25%, Due 1/1/2013 ..................................        800           658
      Liberty Media LLC, 5.70%, Due 5/15/2013 .................................        900           670
      LIN Television Corp., 6.50%, Due 5/15/2013 ..............................        900           495

                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

                                                                                    PAR
                                                                                   AMOUNT       VALUE
                                                                                  --------   -----------
                                                                                  (DOLLARS IN THOUSANDS)
      Mediacom LLC, 9.50%, Due 1/15/2013 ......................................   $    840   $       739
      MetroPCS Wireless, Inc.,
            9.25%, Due 11/1/2014 ..............................................      1,000           926
            9.25%, Due 11/1/2014 ++ ...........................................        400           367
      Nortel Networks Ltd., 10.75%, Due 7/15/2016 ++ ..........................        800           130
      Quebecor Media, Inc., 7.75%, Due 3/15/2016 ..............................      1,550         1,217
      Qwest Communications International, Inc., 7.50%, Due 2/15/2014 ..........        800           684
      Qwest Corp.,
            5.246%, Due 6/15/2013 # ...........................................        750           641
            6.875%, Due 9/15/2033 .............................................        590           407
      Radio One, Inc., 6.375%, Due 2/15/2013 ..................................        800           200
      Sprint Capital Corp.,
            7.625%, Due 1/30/2011 .............................................        250           208
            8.75%, Due 3/15/2032 ..............................................      1,125           695
      Telesat Canada, 12.50%, Due 11/1/2017 ++ ................................        800           536
      Tim Hellas Telecommunications, 6.844%, Due 1/15/2015 ++ #  ..............        500            85
      Time Warner Telecom Holdings, Inc., 9.25%, Due 2/15/2014 ................        500           458
      Univision Communications, Inc.,
            7.85%, Due 7/15/2011 ..............................................        430           290
            9.75%, Due 3/15/2015 ++ ...........................................      2,100           347
      VIP Finance Ireland Ltd., 9.125%, Due 4/30/2018 ++ ......................        370           233
      Virgin Media Finance PLC, 9.125%, Due 8/15/2016 .........................      1,100           924
                                                                                             -----------
                                                                                                  22,492
                                                                                             -----------
CONSTRUCTION & ENGINEERING - 0.43%
      KB Home,
            6.25%, Due 6/15/2015 ..............................................        700           507
            7.25%, Due 6/15/2018 ..............................................        100            67
                                                                                             -----------
                                                                                                     574
                                                                                             -----------
CONSUMER DISCRETIONARY - 2.39%
      Carrols Corp., 9.00%, Due 1/15/2013 .....................................        862           629
      Education Management LLC, 10.25%, Due 6/1/2016 ..........................        985           818
      Meritage Homes Corp., 6.25%, Due 3/15/2015 ..............................        475           292
      Michaels Stores, Inc.,
            10.00%, Due 11/1/2014 .............................................      1,000           450
            11.375%, Due 11/1/2016 ............................................        265            82
      Neiman Marcus Group, Inc., 9.00%, Due 10/15/2015 ........................        410           182
      Staples, Inc., 9.75%, Due 1/15/2014 .....................................        275           293
      Ticketmaster Entertainment, Inc., 10.75%, Due 8/1/2016 ++ ...............        690           414
                                                                                             -----------
                                                                                                   3,160
                                                                                             -----------
CONSUMER STAPLES - 3.03%
      Biomet, Inc.,
            10.00%, Due 10/15/2017 ............................................        100           102
            11.625%, Due 10/15/2017 ...........................................        500           465
      Constellation Brands, Inc., 8.125%, Due 1/15/2012 .......................        150           149
      CRC Health Corp., 10.75%, Due 2/1/2016 ..................................      1,285           758

                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

                                                                                    PAR
                                                                                   AMOUNT      VALUE
                                                                                  --------   -----------
                                                                                  (DOLLARS IN THOUSANDS)
      Dean Foods Co., 7.00%, Due 6/1/2016 .....................................   $    700   $       648
      Jarden Corp., 7.50%, Due 5/1/2017 .......................................        900           648
      Prestige Brands, Inc., 9.25%, Due 4/15/2012 .............................        280           260
      Reable Therapeutics, 11.75%, Due 11/15/2014 .............................        525           333
      Smithfield Foods, Inc., 7.75%, Due 5/15/2013 ............................        900           648
                                                                                             -----------
                                                                                                   4,011
                                                                                             -----------
ENERGY - 14.23%
      Chesapeake Energy Corp., 6.625%, Due 1/15/2016 ++ .......................      1,400         1,183
      Cie Generale de Geophysique-Veritas, 7.50%, Due 5/15/2015 ...............        900           655
      Compton Petroleum Finance Corp., 7.625%, Due 12/1/2013 ..................        750           293
      Copano Energy LLC,
            8.125%, Due 3/1/2016 ..............................................        700           574
            7.75%, Due 6/1/2018 ++ ............................................        100            76
      Dynegy Holdings, Inc., 8.375%, Due 5/1/2016 .............................        900           733
      El Paso Corp., 12.00%, Due 12/12/2013 ...................................      1,080         1,158
      Energy Partners Ltd., 9.75%, Due 4/15/2014 ..............................        515           165
      Helix Energy Solutions Group, Inc., 9.50%, Due 1/15/2016 ++ .............        500           285
      Intergen NV, 9.00%, Due 6/30/2017 ++  ...................................        800           744
      International Coal Group, Inc., 10.25%, Due 7/15/2014 ...................        430           320
      Linn Energy LLC, 9.875%, Due 7/1/2018 ++  ...............................        460           370
      Mariner Energy, Inc., 7.50%, Due 4/15/2013 ..............................        800           600
      MarkWest Energy Partners LP,
            6.875%, Due 11/1/2014 .............................................        800           584
            8.75%, Due 4/15/2018 ..............................................        900           646
      Mirant Americas Generation LLC, 8.30%, Due 5/1/2011 .....................        325           319
      Mirant North America LLC, 7.375%, Due 12/31/2013 ........................      1,420         1,370
      NRG Energy, Inc.,
            7.25%, Due 2/1/2014 ...............................................        900           860
            7.375%, Due 2/1/2016 ..............................................      1,000           952
      OPTI Canada, Inc., 8.25%, Due 12/15/2014 ................................        750           345
      Peabody Energy Corp., 7.375%, Due 11/1/2016 .............................        300           293
      PetroHawk Energy Corp.,
            9.125%, Due 7/15/2013 .............................................        700           644
            10.50%, Due 8/1/2014 ++ ...........................................        600           572
      Plains Exploration & Production Co., 7.625%, Due 6/1/2018 ...............      1,000           855
      Quicksilver Resources, Inc., 8.25%, Due 8/1/2015 ........................        900           724
      Regency Energy Partners LP, 8.375%, Due 12/15/2013 ......................        577           447
      SandRidge Energy, Inc., 8.00%, Due 6/1/2018 ++ ..........................        900           711
      Seitel, Inc., 9.75%, Due 2/15/2014 ......................................        750           262
      Tennessee Gas Pipeline Co., 8.00%, Due 2/1/2016 ++ ......................        140           139
      Tesoro Corp., 6.50%, Due 6/1/2017 .......................................      1,100           820
      Williams Cos., Inc.,
            7.625%, Due 7/15/2019 .............................................        500           476
            7.875%, Due 9/1/2021 ..............................................        400           380

                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

                                                                                                  PAR
                                                                                                 AMOUNT       VALUE
                                                                                               ---------    ----------
                                                                                                (DOLLARS IN THOUSANDS)
   8.75%, Due 3/15/2032 ....................................................................   $     300    $      275
                                                                                                            ----------
                                                                                                                18,830
                                                                                                            ----------
FINANCE - 9.56%
 American Real Estate Partners, L.P., 8.125%, Due 6/1/2012 .................................         800           690
 BF Saul REIT, 7.50%, Due 3/1/2014 .........................................................         990           950
 E*Trade Financial Corp., 12.50%, Due 11/30/2017 ...........................................       1,328           737
 FMC Finance III S.A., 6.875%, Due 7/15/2017 ...............................................         100            96
 Forest City Enterprises, Inc., 7.625%, Due 6/1/2015 .......................................         700           280
 Fresenius US Finance II, Inc., 9.00%, Due 7/15/2015 ++ ....................................         300           301
 Galaxy Entertainment Finance Co. Ltd., 9.875%, Due 12/15/2012 ++ ..........................       1,000           520
 Hawker Beechcraft Acquisition Co. LLC, 9.75%, Due 4/1/2017 ................................         775           140
 Hexion US Finance Corp., 9.75%, Due 11/15/2014 ............................................         660            79
 HUB International Holdings, Inc., 10.25%, Due 6/15/2015 ++ ................................       1,100           594
 Hughes Network Systems LLC, 9.50%, Due 4/15/2014 ..........................................         900           747
 International Lease Finance Corp., 5.75%, Due 6/15/2011 ...................................         250           194
 JP Morgan Chase & Co., 7.90%, Due 12/31/2049 ..............................................         900           684
 KAR Holdings, Inc., 10.00%, Due 5/1/2015 ..................................................         925           333
 LaBranche & Co., Inc., 11.00%, Due 5/15/2012 ..............................................         850           750
 Lehman Brothers Holdings, Inc., 6.20%, Due 9/26/2014 ......................................         900           126
 Liberty Mutual Group, Inc., 10.75%, Due 6/15/2058 ++ ......................................         500           300
 Merrill Lynch & Co., Inc., 6.875%, Due 4/25/2018 ..........................................         500           481
 Nationwide Life Global Funding I, 2.096%, Due 12/14/2010 ++ # .............................         325           293
 Nuveen Investments, Inc., 5.00%, Due 9/15/2010 ............................................         740           444
 Petroplus Finance Ltd., 6.75%, Due 5/1/2014 ++ ............................................       1,000           745
 Pinnacle Foods Finance LLC, 10.625%, Due 4/1/2017 .........................................       1,125           664
 Rainbow National Services LLC, 10.375%, Due 9/1/2014 ++ ...................................         525           532
 Realogy Corp., 10.50%, Due 4/15/2014 ......................................................         900           203
 Rouse Company, 8.00%, Due 4/30/2009 .......................................................         700           252
 USI Holdings Corp.,
   6.024%, Due 11/15/2014 ++ # .............................................................         175            83
   9.75%, Due 5/15/2015 ++ .................................................................         815           375
 Wachovia Capital Trust III, 5.80%, Due 3/15/2042 ..........................................         500           255
 Washington Mutual, Inc., 7.25%, Due 11/1/2017 .............................................         485           228
 Wells Fargo Capital XIII, 7.70%, Due 12/29/2049 ...........................................         400           287
 Wells Fargo Capital XV, 9.75%, Due 12/29/2049 .............................................         300           282
                                                                                                            ----------
                                                                                                                12,645
                                                                                                            ----------
HEALTH CARE - 7.27%
 Community Health Systems, Inc., 8.875%, Due 7/15/2015 .....................................         775           746
 DaVita, Inc., 7.25%, Due 3/15/2015 ........................................................         900           868
 Fresenius Medical Care Capital Trust IV, 7.875%, Due 6/15/2011 ............................         700           704
 HCA, Inc.,
   9.125%, Due 11/15/2014 ++ ...............................................................       2,000         1,920
   6.50%, Due 2/15/2016 ....................................................................         700           490
 HealthSouth Corp., 8.323%, Due 6/15/2014 # ................................................         735           610
 Tenet Healthcare Corp., 9.875%, Due 7/1/2014 ..............................................         800           644

                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

                                                                                                 PAR
                                                                                                AMOUNT        VALUE
                                                                                               ---------    ----------
                                                                                                (DOLLARS IN THOUSANDS)
 United Surgical Partners International, Inc., 9.25%, Due 5/1/2017 .........................   $     900    $      576
 Universal Hospital Services, Inc., 5.943%, Due 6/1/2015 # .................................         625           419
 US Oncology, Inc.,
  8.334%, Due 3/15/2012 # ..................................................................         966           483
  10.75%, Due 8/15/2014 ....................................................................         750           675
 Vanguard Health Holding Co. I LLC, Zero Coupon, Due 10/1/2015 # ...........................         800           676
 Vanguard Health Holding Co. II LLC, 9.00%, Due 10/1/2014 ..................................         900           801
                                                                                                            ----------
                                                                                                                 9,612
                                                                                                            ----------
HOTELS, RESTAURANTS & LEISURE - 1.76%
 Denny's Holdings, Inc., 10.00%, Due 10/1/2012 .............................................         440           356
 Host Hotels & Resorts LP, 6.875%, Due 11/1/2014 ...........................................         400           329
 Host Marriott LP, 7.125%, Due 11/1/2013 ...................................................         700           606
 O'Charley's, Inc., 9.00%, Due 11/1/2013 ...................................................         600           324
 Royal Caribbean Cruises Ltd., 7.25%, Due 3/15/2018 ........................................       1,200           720
                                                                                                            ----------
                                                                                                                 2,335
                                                                                                            ----------
INDUSTRIALS - 9.82%
 AEP Industries, Inc., 7.875%, Due 3/15/2013 ...............................................         525           302
 Allied Waste North America, Inc., 6.875%, Due 6/1/2017 ....................................         300           291
 Altria Group, Inc., 9.70%, Due 11/10/2018 .................................................         230           252
 Bowater, Inc., 9.00%, Due 8/1/2009 ........................................................         625           181
 Case New Holland, Inc., 7.125%, Due 3/1/2014 ..............................................         600           435
 Casella Waste Systems, Inc., 9.75%, Due 2/1/2013 ..........................................         920           768
 Celestica, Inc., 7.625%, Due 7/1/2013 .....................................................         300           258
 CEVA Group plc, 10.00%, Due 9/1/2014 ++ ...................................................         900           666
 Crown Americas LLC, 7.75%, Due 11/15/2015 .................................................         900           909
 Freescale Semiconductor, Inc., 8.875%, Due 12/15/2014 .....................................       2,000           440
 Goodyear Tire & Rubber Co.,
  6.318%, Due 12/1/2009 # ..................................................................         500           482
  7.857%, Due 8/15/2011 ....................................................................         750           705
 Intertape Polymer US, Inc., 8.50%, Due 8/1/2014 ...........................................       1,100           722
 Johnsondiversey Holdings, Inc., 10.67%, Due 5/15/2013 # ...................................         100            74
 K Hovnanian Enterprises, Inc., 11.50%, Due 5/1/2013 .......................................         500           411
 Masco Corp., 2.399%, Due 3/12/2010 # ......................................................         260           231
 NewPage Corp., 10.00%, Due 5/1/2012 .......................................................         900           347
 Novelis, Inc., 7.25%, Due 2/15/2015 .......................................................         900           504
 Owens Corning, 6.50%, Due 12/1/2016 .......................................................         375           272
 Owens-Brockway Glass Containers, Inc., 6.75%, Due 12/1/2014 ...............................         800           752
 RBS Global, Inc., 9.50%, Due 8/1/2014 .....................................................         900           774
 Sanmina-SCI Corp.,
  4.746%, Due 6/15/2014 ++ # ...............................................................         100            58
  8.125%, Due 3/1/2016 .....................................................................         900           387
 Service Corp International, 7.00%, Due 6/15/2017 ..........................................         245           223
 Smurfit Kappa Funding plc, 7.75%, Due 4/1/2015 ............................................         100            58
 Smurfit-Stone Container Enterprises, Inc., 8.375%, Due 7/1/2012 ...........................         750            79
 Solo Cup Co., 8.50%, Due 2/15/2014 ........................................................         575           385

                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

                                                                                                  PAR
                                                                                                 AMOUNT       VALUE
                                                                                               ---------    ----------
                                                                                                (DOLLARS IN THOUSANDS)
 Stallion Oilfield Services, 9.75%, Due 2/1/2015 ++ ........................................   $     500    $      105
 Terex Corp., 8.00%, Due 11/15/2017 ........................................................         400           332
 TFM S.A.B. de C.V., 9.375%, Due 5/1/2012 ..................................................       1,000           953
 WCA Waste Corp., 9.25%, Due 6/15/2014 .....................................................         850           629
                                                                                                            ----------
                                                                                                                12,985
                                                                                                            ----------
MATERIALS - 4.32%
 Freeport-McMoRan Copper & Gold, Inc.,
   8.25%, Due 4/1/2015 .....................................................................         100            85
   8.375%, Due 4/1/2017 ....................................................................       1,495         1,241
 Huntsman International LLC, 7.875%, Due 11/15/2014 ........................................       1,000           520
 Ineos Group Holdings plc, 8.50%, Due 2/15/2016 ++ .........................................       1,000            50
 MacDermid, Inc., 9.50%, Due 4/15/2017 ++ ..................................................       1,550           760
 Nalco Co., 8.875%, Due 11/15/2013 .........................................................         900           841
 Newark Group, Inc., 9.75%, Due 3/15/2014 ..................................................       2,200           181
 Norske Skogindustrier ASA,
   8.625%, Due 6/15/2011 ...................................................................       1,100           512
   6.125%, Due 10/15/2015 ++ ...............................................................         750           353
 Sappi Papier Holding AG, 7.50%, Due 6/15/2032 ++ ..........................................         825           387
 Steel Dynamics, Inc., 7.75%, Due 4/15/2016 ++ .............................................         750           600
 Tube City IMS Corp., 9.75%, Due 2/1/2015 ..................................................         500           180
                                                                                                            ----------
                                                                                                                 5,710
                                                                                                            ----------
MEDIA - 0.35%
 R.H. Donnelley Corp.,
   6.875%, Due 1/15/2013 ...................................................................         200            18
   8.875%, Due 1/15/2016 ...................................................................         900            94
 WMG Holdings Corp., Zero Coupon, Due 12/15/2014 # .........................................       1,000           350
                                                                                                            ----------
                                                                                                                   462
                                                                                                            ----------
RETAIL - 1.28%
 Dollar General Corp., 10.625%, Due 7/15/2015 ..............................................         800           796
 Jostens IH Corp., 7.625%, Due 10/1/2012 ...................................................       1,000           900
                                                                                                            ----------
                                                                                                                 1,696
                                                                                                            ----------
SERVICES - 1.65%
 ARAMARK Corp.,
   6.693%, Due 2/1/2015 # ..................................................................       1,145           927
   8.50%, Due 2/1/2015 .....................................................................       1,000           973
 Iron Mountain, Inc., 8.00%, Due 6/15/2020 .................................................         300           277
                                                                                                            ----------
                                                                                                                 2,177
                                                                                                            ----------
TECHNOLOGY - 3.00%
 Celestica, Inc., 7.875%, Due 7/1/2011 .....................................................         500           473
 First Data Corp., 9.875%, Due 9/24/2015 ...................................................       1,665           932
 Jabil Circuit, Inc., 8.25%, Due 3/15/2018 .................................................         930           711
 STATS ChipPAC Ltd., 7.50%, Due 7/19/2010 ..................................................         575           490
 SunGard Data Systems, Inc.,
   9.125%, Due 8/15/2013 ...................................................................         200           167

                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

                                                                                                  PAR
                                                                                                 AMOUNT         VALUE
                                                                                               -----------    ----------
                                                                                                 (DOLLARS IN THOUSANDS)
   10.25%, Due 8/15/2015 ...................................................................   $     1,750    $    1,190
                                                                                                              ----------
                                                                                                                   3,963
                                                                                                              ----------
TELECOMMUNICATION SERVICES - 1.89%
 Inmarsat Finance plc, 10.375%, Due 11/15/2012 # ...........................................           950           940
 Millicom International Cellular S.A., 10.00%, Due 12/1/2013 ...............................           700           669
 Wind Acquisition Finance S.A., 10.75%, Due 12/1/2015 ++ ...................................         1,000           890
                                                                                                              ----------
                                                                                                                   2,499
                                                                                                              ----------
UTILITIES - 4.56%
 AES Corp., 8.00%, Due 10/15/2017 ..........................................................         2,300         2,162
 Edison Mission Energy, 7.00%, Due 5/15/2017 ...............................................         1,200         1,116
 Elwood Energy LLC, 8.159%, Due 7/5/2026 ...................................................           501           394
 Orion Power Holdings, Inc., 12.00%, Due 5/1/2010 ..........................................           235           240
 PNM Resources, Inc., 9.25%, Due 5/15/2015 .................................................           200           180
 Texas Competitive Electric Holdings Co. LLC, 10.25%, Due 11/1/2015 ........................         2,615         1,935
                                                                                                              ----------
                                                                                                                   6,027
                                                                                                              ----------
 TOTAL CORPORATE OBLIGATIONS ...............................................................                     120,067
                                                                                                              ----------

CONVERTIBLE OBLIGATIONS - 0.20%
INDUSTRIALS - 0.20%
 Horizon Lines, Inc., 4.25%, Due 8/15/2012 .................................................           550           264
                                                                                                              ----------

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 0.26%
 Crown Castle Towers LLC, 5.772%, Due 11/15/2036 ++ ........................................           225           185
 Global Signal Trust, 6.495%, Due 2/15/2036 ++ .............................................           175           157
                                                                                                              ----------
 TOTAL NON-AGENCY MORTGAGE-BACKED OBLIGATIONS ..............................................                         342
                                                                                                              ----------

                                                                                                 SHARES
                                                                                               -----------
SHORT TERM INVESTMENTS - 5.81%
 Columbia Government Reserve Fund ..........................................................     7,680,933         7,681
                                                                                                              ----------
TOTAL INVESTMENTS - 97.13% (COST $173,141) .................................................                  $  128,478
OTHER ASSETS, NET OF LIABILITIES - 2.87% ...................................................                       3,795
                                                                                                              ----------
TOTAL NET ASSETS - 100.00% .................................................................                  $  132,273
                                                                                                              ==========


Percentages are stated as a percent of net assets.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $23,413 or 17.70% of net assets. The Fund has no right to demand registration of these securities.

# The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

                                                                                                    PAR
                                                                                                  AMOUNT           VALUE
                                                                                             --------------   -------------
                                                                                              (DOLLARS IN THOUSANDS)
CORPORATE OBLIGATIONS - 22.14%
AEROSPACE & DEFENSE - 0.09%
 Raytheon Co., 5.375%, Due 4/1/2013 + .................................................   $          200   $         199
                                                                                              -------------    ------------

BANKS - 4.05%
 Bank of America Corp.,
   2.10%, Due 4/30/2012 ...............................................................        	   3,000           2,970
   7.80%, Due 9/15/2016 ...............................................................              500             471
   6.00%, Due 9/1/2017 ................................................................              200             187
   5.75%, Due 12/1/2017 ...............................................................              785             716
Bank of New York Mellon Corp.,
   4.95%, Due 11/1/2012 ...............................................................              140             142
   5.125%, Due 8/27/2013 ..............................................................              250             255
 Bank One Corp.
   5.90%, Due 11/15/2011 ..............................................................              440             447
   4.90%, Due 4/30/2015 ...............................................................              200             185
 Citigroup, Inc.,
   5.125%, Due 2/14/2011 + ............................................................            1,200           1,151
   6.125%, Due 11/21/2017 .............................................................              555             502
 ING Bank, NV, 5.125%, Due 5/1/2015 ++   ..............................................              250             232
 JP Morgan Chase & Co.,
   6.75%, Due 2/1/2011 ................................................................              625             646
   6.00%, Due 1/15/2018 ...............................................................              250             251
Wachovia Corp., 5.70%, Due 8/1/2013 + .................................................              100             104
 Washington Mutual Finance Corp., 6.875%, Due 5/15/2011 + .............................              230             225
 Wells Fargo & Co.
   5.25%, Due 10/23/2012 ..............................................................              500             503
   5.625%, Due 12/11/2017 .............................................................              200             196
                                                                                                           -------------
                                                                                                                   9,183
                                                                                                           -------------
BASIC MATERIALS - 0.47%
 ArcelorMittal, 6.125%, Due 6/1/2018 ..................................................              340             266
 EI Du Pont de Nemours & Co., 5.875%, Due 1/15/2014 + .................................              395             422
 International Paper Co., 7.40%, Due 6/15/2014 ........................................              290             244
 Lubrizol Corp., 8.875%, Due 2/1/2019 .................................................              130             133
                                                                                                           -------------
                                                                                                                   1,065
                                                                                                           -------------
COMMUNICATIONS - 1.64%
 Alltel Corp., 7.00%, Due 7/1/2012 ....................................................              215             221
 Comcast Cable Communications Holdings, Inc., 8.375%, Due 3/15/2013 ...................              450             487
 Comcast Corp.,
   5.30%, Due 1/15/2014 ...............................................................              430             422
   5.875%, Due 2/15/2018 ..............................................................              235             232
 Rogers Communications, Inc., 6.80%, Due 8/15/2018 ....................................              250             260
 Time Warner Cable, Inc.,
   8.25%, Due 2/14/2014 ...............................................................              210             223
   5.85%, Due 5/1/2017 + ..............................................................              605             562
 Verizon Communications, Inc.,
   5.50%, Due 4/1/2017 + ..............................................................              250             245
   6.90%, Due 4/15/2038 ...............................................................              250             262
 Verizon Wireless Capital, LLC, 8.50%, Due 11/15/2018 ++ ..............................              700             803
                                                                                                           -------------
                                                                                                                   3,717
                                                                                                           -------------
</TABLE

                             See accompanying notes

                                       1

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

                                                                                                PAR
                                                                                              AMOUNT           VALUE
                                                                                          --------------   -------------
                                                                                              (DOLLARS IN THOUSANDS)
CONSUMER DISCRETIONARY - 0.58%
 Best Buy Co., Inc., 6.75%, Due 7/15/2013 .............................................   $          240   $         218
 Lowe's Companies, Inc., 6.65%, Due 9/15/2037 .........................................              130             123
 Walgreen Co., 5.25%, Due 1/15/2019 ...................................................              275             275
 Wal-Mart Stores, Inc.,
   7.55%, Due 2/15/2030 ...............................................................              250             299
   6.20%, Due 4/15/2038 ...............................................................              370             400
                                                                                                           -------------
                                                                                                                   1,315
                                                                                                           -------------
CONSUMER STAPLES - 0.75%
 Archer-Daniels-Midland Co., 6.45%, Due 1/15/2038 .....................................              140             133
 Coca-Cola Enterprises, Inc., 7.375%, Due 3/3/2014 ....................................              175             201
 Diageo Capital plc, 5.75%, Due 10/23/2017 + ..........................................              145             145
 Dr Pepper Snapple Group, Inc., 6.82%, Due 5/1/2018 + .................................              140             132
 Kellogg Co., 4.25%, Due 3/6/2013 .....................................................              250             252
 Kraft Foods, Inc.,
   6.75%, Due 2/19/2014 + .............................................................              250             271
   6.50%, Due 8/11/2017 ...............................................................              165             169
 Kroger Co., 7.50%, Due 1/15/2014 + ...................................................              220             245
 Safeway, Inc., 6.25%, Due 3/15/2014 ..................................................              140             148
                                                                                                           -------------
                                                                                                                   1,696
                                                                                                           -------------
ENERGY - 1.45%
 Cameron International Corp., 6.375%, Due 7/15/2018 ...................................              125             107
 Canadian Natural Resources Ltd.,
   6.70%, Due 7/15/2011 ...............................................................              135             137
   6.25%, Due 3/15/2038 ...............................................................              250             187
 ConocoPhillips,
   4.75%, Due 2/1/2014 ................................................................            1,040           1,049
   5.20%, Due 5/15/2018 + .............................................................              250             247
 Consolidated Natural Gas Co., 6.00%, Due 10/15/2010 +   ..............................              175             178
 EOG Resources, Inc., 4.75%, Due 3/15/2014 ++ .........................................              200             183
 Marathon Oil Corp., 6.00%, Due 10/1/2017 .............................................              275             245
 Shell International Finance BV, 6.375%, Due 12/15/2038 + .............................              325             340
 Suncor Energy, Inc., 6.10%, Due 6/1/2018 +   .........................................              175             151
 TransCanada Pipelines Ltd., 7.625%, Due 1/15/2039   ..................................              270             281
 Weatherford International, Inc., 5.95%, Due 6/15/2012 +  .............................              180             171
                                                                                                           -------------
                                                                                                                   3,276
                                                                                                           -------------
FINANCE - 4.59%
 American Express Co., 8.15%, Due 3/19/2038 ...........................................              165             174
 American Express Credit Corp., 5.875%, Due 5/2/2013 ..................................              370             358
 American General Finance Corp.,
   4.875%, Due 5/15/2010 ..............................................................              200             125
   4.00%, Due 3/15/2011 + .............................................................              430             209
 Ameriprise Financial, Inc., 5.35%, Due 11/15/2010 ....................................              480             449


                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

                                                                                                PAR
                                                                                              AMOUNT           VALUE
                                                                                          --------------   -------------
                                                                                              (DOLLARS IN THOUSANDS)
 Bear Stearns Cos., Inc.,
   6.40%, Due 10/2/2017 ...............................................................   $          480   $         483
   7.25%, Due 2/1/2018 ................................................................              145             154
 Capital One Financial Corp., 5.70%, Due 9/15/2011 ....................................              200             191
 CIT Group, Inc., 4.75%, Due 12/15/2010 ...............................................              265             229
 CME Group, Inc., 5.40%, Due 8/1/2013 + ...............................................              370             372
 Countrywide Home Loans, Inc., 4.00%, Due 3/22/2011 + .................................               70              68
 General Electric Capital Corp.,
   4.375%, Due 3/3/2012 + .............................................................              350             336
   5.65%, Due 6/9/2014 ................................................................              450             446
   5.625%, Due 5/1/2018 ...............................................................              250             231
   6.875%, Due 1/10/2039 ..............................................................              370             328
 Goldman Sachs Group, Inc.,
   4.75%, Due 7/15/2013 + .............................................................              300             278
   6.25%, Due 9/1/2017 ................................................................              200             185
   5.95%, Due 1/18/2018 + .............................................................              215             194
   6.75%, Due 10/1/2037 ...............................................................              245             186
 HSBC Finance Corp., 5.25%, Due 1/14/2011 + ...........................................            1,000             965
 International Lease Finance Corp., 5.75%, Due 6/15/2011 ..............................              240             186
  Merrill Lynch & Co., Inc.,
   5.45%, Due 2/5/2013 + ..............................................................              145             138
   6.875%, Due 4/25/2018 ..............................................................              180             173
   6.11%, Due 1/29/2037 ...............................................................              250             193
 SLM Corp., 5.375%, Due 1/15/2013 .....................................................              170             136
                                                                                                           -------------
                                                                                                                   6,787
                                                                                                           -------------
HEALTH CARE - 0.50%
 Amgen, Inc., 6.40%, Due 2/1/2039 .....................................................              320             332
 Covidien International Finance SA, 5.45%, Due 10/15/2012 .............................              120             121
 UnitedHealth Group, Inc., 5.25%, Due 3/15/2011 + .....................................              685             687
                                                                                                           -------------
                                                                                                                   1,140
                                                                                                           -------------
INDUSTRIALS - 2.80%
 Altria Group, Inc., 9.70%, Due 11/10/2018   ..........................................              250             274
 American Honda Finance Corp., 4.625%, Due 4/2/2013 ++ ................................              250             231
 Burlington Northern Santa Fe Corp., 5.75%, Due 3/15/2018 .............................              250             246
 Canadian National Railway Co., 5.55%, Due 5/15/2018 ..................................              250             237
 Caterpillar Financial Services Corp.,
   4.15%, Due 1/15/2010 ...............................................................              200             202
   4.85%, Due 12/7/2012 + .............................................................              195             196
   4.25%, Due 2/8/2013 ................................................................              250             244
 Caterpillar, Inc., 8.25%, Due2/15/2038 ...............................................              200             230
 CRH America, Inc., 6.00%, D 9/30/2016 ................................................              315             217
 Daimler Finance NA LLC,
   5.875%, Due 3/15/2011 ..............................................................              300             288
   5.75%, Due 9/8/2011 ................................................................              200             190

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

                                                                                                PAR
                                                                                              AMOUNT           VALUE
                                                                                          --------------   -------------
                                                                                              (DOLLARS IN THOUSANDS)
 Eaton Corp., 5.60%, Due 5/15/2018 +  .................................................   $          195   $         184
 Honeywell International, Inc., 4.25%, Due 3/1/2013 ...................................              250             250
 John Deere Capital Corp.,
   4.125%, Due 1/15/2010 + ............................................................              675             679
   5.40%, Due 10/17/2011 + ............................................................              480             490
 Koninklijke Philips Electronics NV, 5.75%, Due 3/11/2018   ...........................              165             158
 Nissan Motor Acceptance Corp., 5.625%, Due 3/14/2011 ++ ..............................              200             196
 Norfolk Southern Corp., 5.75%, Due 4/1/2018 ..........................................              250             241
 Tyco Electronics Group SA, 6.55%, Due 10/1/2017 ......................................              225             186
 Tyco International Finance SA, 8.50%, Due 1/15/2019 ..................................              185             197
 Union Pacific Corp., 6.50%, Due 4/15/2012 ............................................              200             202
 United Technologies Corp.,
   6.125%, Due 2/1/2019 ...............................................................              820             889
   6.125%, Due 7/15/2038 ..............................................................              125             129
                                                                                                           -------------
                                                                                                                   6,356
                                                                                                           -------------
INSURANCE - 1.68%
 Aegon Funding Corp., 5.75%, Due 12/15/2020 ...........................................              200             172
 American International Group, Inc.,
   5.85%, Due 1/16/2018 ...............................................................              200             142
   6.25%, Due 5/1/2036 ................................................................              250             150
 Hartford Financial Services Group, Inc.,
   5.25%, Due 10/15/2011 ..............................................................              575             528
   5.375%, Due 3/15/2017 + ............................................................              155             123
 John Hancock Global Funding II, 7.90%, Due 7/2/2010 ++ ...............................              700             723
 Lincoln National Corp., 4.75%, Due 2/15/2014 +   .....................................              100              91
 MetLife, Inc.,
   5.375%, Due 12/15/2012 .............................................................              240             236
   6.817%, Due 8/15/2018 ..............................................................              370             376
   6.375%, Due 6/15/2034 ..............................................................              200             183
 Metropolitan Life Global Funding I, 4.625%, Due 8/19/2010 ++ .........................              500             487
 Prudential Financial, Inc.,
   4.50%, Due 7/15/2013 ...............................................................              200             179
   5.10%, Due 9/20/2014 ...............................................................              280             232
 Willis North America, Inc., 6.20%, Due 3/28/2017 .....................................              280             193
                                                                                                           -------------
                                                                                                                   3,815
                                                                                                           -------------
PHARMACEUTICALS - 0.65%
 Bristol-Myers Squibb Co., 5.45%, Due 5/1/2018 ........................................              125             130
 GlaxoSmithKline Capital, Inc.,
   5.65%, Due 5/15/2018 ...............................................................              125             134
   6.375%, Due 5/15/2038 + ............................................................              200             223
 Hospira, Inc., 6.05%, Due 3/30/2017 .............................,....................              205             183
 Schering-Plough Corp., 6.75%, Due 12/1/2033 ..........................................              185             185
 Wyeth Corp., 5.50%, Due 2/1/2014 .....................................................              600             626
                                                                                                           -------------
                                                                                                                   1,481
                                                                                                           -------------

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

                                                                                                PAR
                                                                                              AMOUNT           VALUE
                                                                                          --------------   -------------
                                                                                              (DOLLARS IN THOUSANDS)
REAL ESTATE - 0.44%
 Equity Residential, 5.125%, Due 3/15/2016 ............................................   $          255   $         203
 ProLogis Trust,
   5.50%, Due 4/1/2012 ................................................................              300             188
   5.625%, Due 11/15/2016 .............................................................              200             107
 Simon Property Group LP,
   5.30%, Due 5/30/2013 ...............................................................              250             206
   5.75%, Due 12/1/2015 ...............................................................              370             282
                                                                                                           -------------
                                                                                                                     986
                                                                                                           -------------
TECHNOLOGY - 0.96%
 Cisco Systems, Inc., 5.25%, Due 2/22/2011 ............................................              200             209
 Computer Sciences Corp.,
   5.50%, Due 3/15/2013 ++ ............................................................               70              67
   6.50%, Due 3/15/2018 ++ ............................................................              240             216
 Hewlett-Packard Co.,
   4.50%, Due 3/1/2013 ................................................................              250             260
   6.125%, Due 3/1/2014 ...............................................................              385             422
 International Business Machines Corp., 7.625%, Due 10/15/2018 ........................              750             888
 Xerox Corp., 5.65%, Due 5/15/2013 ....................................................              125             113
                                                                                                           -------------
                                                                                                                   2,175
                                                                                                           -------------
TELEPHONE - 1.18%
 America Movil, S.A.B. de C.V., 6.375%, Due 3/1/2035 ..................................              250             217
 AT&T, Inc.,
   5.10%, Due 9/15/2014 ...............................................................              655             654
   5.625%, Due 6/15/2016 ..............................................................              200             201
   5.50%, Due 2/1/2018 ................................................................              300             298
   6.80%, Due 5/15/2036 ...............................................................              125             130
   6.40%, Due 5/15/2038 ...............................................................              125             124
 Cingular Wireless Services, Inc.,
   7.875%, Due 3/1/2011 ...............................................................              200             215
   8.75%, Due 3/1/2031 ................................................................              235             277
 Deutsche Telekom AG, 8.00%, Due 6/15/2010 ............................................              150             159
 Telefonica Emisiones SAU, 5.984%, Due 6/20/2011 +  ...................................              160             165
  Vodafone Group plc, 6.15%, Due 2/27/2037 ............................................              250             243
                                                                                                           -------------
                                                                                                                   2,683
                                                                                                           -------------
UTILITIES - 1.90%
 Columbus Southern Power Co., 5.50%, Due 3/1/2013 .....................................              495             494
 Dominion Resources, Inc.,
   Series A, 5.60%, Due 11/15/2016 ....................................................              135             128
   8.875%, Due 1/15/2019 ..............................................................               80              91
 Duke Energy Carolinas LLC, 5.10%, Due 4/15/2018 + ....................................              250             250
 Duke Energy Indiana, Inc., 6.05%, Due 6/15/2016 + ....................................              355             342
 MidAmerican Energy Holdings Co.,
   5.875%, Due 10/1/2012 ..............................................................              405             418

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

                                                                                                PAR
                                                                                              AMOUNT           VALUE
                                                                                          --------------   -------------
                                                                                              (DOLLARS IN THOUSANDS)
   6.125%, Due 4/1/2036 ...............................................................   $          250   $         234
 Pacific Gas & Electric Co., 6.25%, Due 12/1/2013 .....................................              150             160
 Public Service Enterprise Group, Inc., 6.95%, Due 6/1/2012 + .........................              590             594
 Southern Power Co., 6.25%, Due 7/15/2012 .............................................              450             463
 Union Electric Co., 6.70%, Due 2/1/2019 ..............................................              150             145
 Virginia Electric and Power Co., 5.40%, Due 4/30/2018 ................................              250             246
 Wisconsin Electric Power Co., 6.25%, Due 12/1/2015 ...................................              200             211
 Xcel Energy, Inc., 5.613%, Due 4/1/2017 ..............................................              581             528
                                                                                                           -------------
                                                                                                                   4,304
                                                                                                           -------------
 TOTAL CORPORATE OBLIGATIONS ..........................................................                           50,178
                                                                                                           -------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 3.99%
 Banc of America Commercial Mortgage, Inc.,
   2005-6 A1, 5.001%, Due 9/10/2047 ...................................................              215             213
   2007-2 A2, 5.634%, Due 4/10/2049 ...................................................              450             345
 Banc of America Mortgage Securities,nc., 2004-8 3A1, 5.25%, Due 10/25/2019 ...........              599             587
 Bear Stearns Commercial Mortgage Securities, Inc.,
   2006-T22 A2, 5.464%, Due 4/12/2038 .................................................              830             741
   2004-PWR5 A4, 4.831%, Due 7/11/2042 ................................................              835             724
   2005-T20 A2, 5.127%, Due 10/12/2042 ................................................              430             405
 Chase Mortgage Finance Corp., 2006-A1 A1, 6.039%, Due 9/25/2036 # ....................              929             669
 Citicorp Mortgage Securities, Inc., 2006-3 2A1, 5.50%, Due 6/25/2021 .................              446             388
 Citigroup Commercial Mortgage Trust, 2004-C2 A3, 4.38%, Due 10/15/2041 ...............              770             725
 Countrywide Home Loan Mortgage Pass Through Trust, 2007-18 A1, 6.00%, Due 9/25/2037 ..              796             526
 General Electric Capital Commercial Mortgage Corp., 2003-C2 A2, 4.17%, Due 7/10/2037 .              148             144
 JP Morgan Chase Commercial Mortgage Securities Corp.,
   2004-CBX A4, 4.529%, Due 1/12/2037 .................................................              255             218
   2005-LDP3 A1, 4.655%, Due 8/15/2042 ................................................               70              70
   2005-LDP1 A2, 4.625%, Due 3/15/2046 ................................................              785             756
   2007-CB19 A4, 5.746%, Due 2/12/2049 ................................................              300             192
   2007-CB20 A2, 5.629%, Due 2/12/2051 ................................................              500             371
 JP Morgan Mortgage Trust, 7.00%, Due 8/25/2037 .......................................              464             293
 LB-UBS Commercial Mortgage Trust, 2004-C1 A4, 5.424%, Due 2/15/2040 ..................              400             268
 Prime Mortgage Trust, 2005-2, 5.25%, Due 7/25/2020 ...................................              555             554
 Wachovia Bank Commercial Mortgage Trust, 2007-C32 A2, 5.736%, Due 6/15/2049 ..........              210             152
 Wells Fargo Mortgage Backed Securities Trust,
   2006-11 A8, 6.00%, Due 9/25/2036 ...................................................              530             414
   2007-7 A1, 6.00%, Due 6/25/2037 ....................................................              479             288
                                                                                                           -------------
 TOTAL NON-AGENCY MORTGAGE-BACKED OBLIGATIONS .........................................                            9,043
                                                                                                           -------------
ASSET-BACKED SECURITIES - 1.31%
 American Express Credit Account Master Trust, 2006-2 A, 5.35%, Due 1/15/2014 .........            1,000             986
 Capital Auto Receivables Asset Trust, 2006-SN1A A4A, 5.32%, Due 3/20/2010 ++ .........              482             478
 Capital One Multi-Asset Execution Trust, 2006-A10 A10, 5.15%, Due 6/15/2014 ..........              750             731

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

                                                                                                PAR
                                                                                              AMOUNT           VALUE
                                                                                          --------------   -------------
                                                                                              (DOLLARS IN THOUSANDS)
 Volkswagen Auto Loan Enhanced Trust,
   2005-1 A4, 4.86%, Due 4/20/2012 ....................................................   $          471   $         472
   2008-2 A4A, 6.24%, Due 7/20/2015 ...................................................              300             299
                                                                                                           -------------
 TOTAL ASSET-BACKED SECURITIES ........................................................                            2,966
                                                                                                           -------------
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 26.05%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 10.60%
   5.50%, Due 9/1/2017 ................................................................              164             170
   4.50%, Due 3/1/2019 ................................................................              509             521
   5.00%, Due 10/1/2020 ...............................................................              495             508
   5.00%, Due 11/1/2021 ...............................................................               75              77
   5.50%, Due 4/1/2022 ................................................................               35              36
   5.00%, Due 5/1/2022 ................................................................              521             533
   5.50%, Due 12/1/2022 ...............................................................              178             183
   5.00%, Due 4/1/2023 ................................................................              446             457
   6.50%, Due 9/1/2028 ................................................................               73              77
   6.00%, Due 8/1/2029 ................................................................              259             269
   5.00%, Due 8/1/2033 ................................................................              701             715
   5.00%, Due 1/1/2034 ................................................................            3,331           3,396
   5.50%, Due 2/1/2034 ................................................................              993           1,019
   6.00%, Due 8/1/2034 ................................................................              464             480
   6.50%, Due 4/1/2035 ................................................................               38              40
   5.00%, Due 8/1/2035 ................................................................              467             475
   5.00%, Due 9/1/2035 ................................................................              673             685
   5.00%, Due 9/1/2035 ................................................................              387             394
   6.00%, Due 8/1/2036 ................................................................              997           1,030
   5.50%, Due 11/1/2036 ...............................................................              725             742
   5.50%, Due 4/1/2037 ................................................................              826             846
   5.50%, Due 5/1/2037 ................................................................              503             515
   5.50%, Due 6/1/2037 ................................................................              819             828
   6.50%, Due 8/1/2037 ................................................................               31              32
   6.00%, Due 9/1/2037 ................................................................              346             357
   5.50%, Due 9/1/2037 ................................................................            1,671           1,711
   6.00%, Due 12/1/2037 ...............................................................              380             392
   5.00%, Due 3/1/2038 ................................................................            2,177           2,213
   6.00%, Due 3/1/2038 ................................................................              815             841
   5.00%, Due 3/1/2038 ................................................................            1,214           1,234
   6.50%, Due 5/1/2038 ................................................................              965           1,007
   5.50%, Due 5/1/2038 ................................................................            1,209           1,238
   5.50%, Due 6/1/2038 ................................................................              974             997
                                                                                                           -------------
                                                                                                                  24,018
                                                                                                           -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 14.67%
   6.50%, Due 2/1/2017 ................................................................              206             215
   5.50%, Due 8/1/2017 ................................................................              281             291

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

                                                                                                PAR
                                                                                              AMOUNT           VALUE
                                                                                          --------------   --------------
                                                                                              (DOLLARS IN THOUSANDS)
   5.00%, Due 12/1/2017 ...............................................................   $         737   $          759
   4.50%, Due 9/1/2018 ................................................................             529              540
   5.50%, Due 11/1/2018 ...............................................................             145              150
   5.50%, Due 12/1/2018 ...............................................................             164              169
   5.00%, Due 3/1/2020 ................................................................             180              185
   4.00%, Due 8/1/2020 ................................................................             397              400
   5.50%, Due 4/1/2021 ................................................................             434              448
   5.50%, Due 11/1/2021 ...............................................................              36               37
   5.00%, Due 3/1/2034 ................................................................             878              896
   5.50%, Due 6/1/2034 ................................................................             476              488
   4.50%, Due 9/1/2034 ................................................................             287              289
   5.50%, Due 2/1/2035 ................................................................           1,070            1,099
   5.00%, Due 11/1/2035 ...............................................................           1,578            1,607
   5.50%, Due 12/1/2035 ...............................................................             400              410
   5.50%, Due 1/1/2036 ................................................................             671              688
   5.50%, Due 1/1/2036 ................................................................             703              720
   5.50%, Due 2/1/2036 ................................................................             841              862
   5.00%, Due 3/1/2036 ................................................................             730              744
   5.50%, Due 3/1/2036 ................................................................             583              598
   5.50%, Due 4/1/2036 ................................................................             747              766
   6.00%, Due 9/1/2036 ................................................................             429              443
   6.50%, Due 9/1/2036 ................................................................           1,526            1,594
   5.50%, Due 11/1/2036 ...............................................................             658              674
   6.00%, Due 11/1/2036 ...............................................................             772              797
   6.50%, Due 12/1/2036 ...............................................................             699              730
   6.00%, Due 12/1/2036 ...............................................................             678              699
   5.50%, Due 1/1/2037 ................................................................           1,740            1,783
   5.50%, Due 2/1/2037 ................................................................           1,228            1,258
   6.00%, Due 8/1/2037 ................................................................             779              804
   6.50%, Due 8/1/2037 ................................................................           1,669            1,741
   6.00%, Due 9/1/2037 ................................................................           1,249            1,288
   6.00%, Due 11/1/2037 ...............................................................           1,320            1,362
   6.50%, Due 11/1/2037 ...............................................................             324              338
   6.00%, Due 1/1/2038 ................................................................             868              896
   5.00%, Due 3/1/2038 ................................................................              69               70
   5.00%, Due 4/1/2038 ................................................................             965              982
   5.00%, Due 4/1/2038 ................................................................             275              279
   5.00%, Due 5/1/2038 ................................................................           2,914            2,965
   5.50%, Due 6/1/2038 ................................................................             952              975
   5.00%, Due 6/1/2038 ................................................................           1,202            1,223
                                                                                                          --------------
                                                                                                                  33,262
                                                                                                          --------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.78%
   4.201%, Due 8/16/2026 ..............................................................             332              336
   6.50%, Due 3/15/2028 ...............................................................             390              409

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

                                                                                                PAR
                                                                                              AMOUNT           VALUE
                                                                                          --------------   -------------
                                                                                              (DOLLARS IN THOUSANDS)
   6.00%, Due 4/15/2031 ...............................................................   $          470   $         486
   5.50%, Due 2/20/2034 ...............................................................              527             540
                                                                                                           -------------
                                                                                                                   1,771
                                                                                                           -------------
 TOTAL U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS ........................................                           59,051
                                                                                                           -------------

U.S. AGENCY OBLIGATIONS - 11.37%
FEDERAL HOME LOAN BANK - 1.63%
   4.50%, Due 9/16/2013 ...............................................................            3,400           3,683
                                                                                                           -------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 5.77%
   1.50%, Due 1/7/2011 ................................................................            5,000           4,996
   5.25%, Due 2/24/2011 ...............................................................            1,860           1,865
   5.125%, Due 4/18/2011 + ............................................................            4,400           4,722
   6.25%, Due 7/15/2032 + .............................................................            1,200           1,495
                                                                                                           -------------
                                                                                                                  13,078
                                                                                                           -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.97%
   7.25%, Due 1/15/2010 ...............................................................            1,500           1,592
   2.875%, Due 12/11/2013 + ...........................................................            2,000           2,035
   5.125%, Due 1/2/2014 + .............................................................              385             392
   4.625%, Due 10/15/2014 + ...........................................................              500             547
   5.375%, Due 6/12/2017 + ............................................................            4,000           4,443
                                                                                                           -------------
                                                                                                                   9,009
                                                                                                           -------------
 TOTAL U.S. AGENCY OBLIGATIONS ........................................................                           25,770
                                                                                                           -------------

U.S. TREASURY OBLIGATIONS - 19.61%
   2.00%, Due 11/30/2013 + ............................................................            4,000           4,038
   1.50%, Due 12/31/2013 + ............................................................           14,750          14,534
   4.125%, Due 5/15/2015 + ............................................................            5,000           5,571
   4.25%, Due 11/15/2017 + ............................................................            2,400           2,669
   9.125%, Due 5/15/2018 + ............................................................              650             955
   3.75%, Due 11/15/2018 + ............................................................            6,995           7,533
   7.875%, Due 2/15/2021 + ............................................................            1,050           1,471
   6.25%, Due 8/15/2023 + .............................................................              900           1,138
   6.875%, Due 8/15/2025 + ............................................................              770           1,071
   5.25%, Due 11/15/2028 + ............................................................              750             887
   4.75%, Due 2/15/2037 + .............................................................            2,000           2,374
   4.375%, Due 2/15/2038 + ............................................................            1,955           2,216
                                                                                                           -------------
 TOTAL U.S. TREASURY OBLIGATIONS ......................................................                           44,457
                                                                                                           -------------

                                                                                                SHARES
                                                                                            --------------
SHORT TERM INVESTMENTS - 16.92%
 Columbia Government Reserve Fund .....................................................       38,354,063          38,354
                                                                                                           -------------

SECURITIES LENDING COLLATERAL - 22.49%
 American Beacon Money Market Select Fund ##...........................................        9,681,951           9,682

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)


                                                                                              SHARES           VALUE
                                                                                          --------------   -------------
                                                                                              (DOLLARS IN THOUSANDS)
 Securities Liquidating AB Trust ......................................................   $   13,488,302   $      13,325
 State Street Navigator Securities Lending Prime Portfolio ............................       27,962,579          27,963
                                                                                                           -------------
 TOTAL SECURITIES LENDING COLLATERAL ..................................................                           50,970
                                                                                                           -------------

TOTAL INVESTMENTS   - 123.88% (COST $281,580) .........................................                    $     280,789
LIABILITIES, NET OF OTHER ASSETS - (23.88%) ...........................................                         (54,115)
                                                                                                           -------------
TOTAL NET ASSETS - 100.00% ............................................................                    $     226,674
                                                                                                           =============

Percentages are stated as a percent of net assets.

+       All or a portion of this security is on loan at January 31, 2009.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,616 or 1.60% of net assets. The Fund has no right to demand registration of these securities.

# The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

##     The Fund is affiliated by having the same investment advisor.

                             See accompanying notes

AMERICAN BEACON SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

                                                                                   PAR
                                                                                  AMOUNT      VALUE
                                                                                ---------   -----------
                                                                                (DOLLARS IN THOUSANDS)
CORPORATE OBLIGATIONS - 16.81%
BANKS - 1.37%
  HSBC Bank USA, 3.875%, Due 9/15/2009 + ....................................   $   2,000   $     1,996
  National Westminster Bank plc, 7.375%, Due 10/1/2009 ......................       2,000         1,966
                                                                                            -----------
                                                                                                  3,962
                                                                                            -----------
FINANCE - 7.46%
  Bank of America Corp., 3.125%, Due 6/15/2012 + ............................       1,000         1,022
  Capital One Financial Corp., 5.70%, Due 9/15/2011 + .......................       1,000           955
  Citigroup, Inc.,
    4.125%, Due 2/22/2010 ...................................................       1,000           961
    4.625%, Due 8/3/2010 ....................................................       1,000           968
    2.875%, Due 12/9/2011 + .................................................       1,000         1,020
  Credit Suisse USA, Inc., 4.70%, Due 6/1/2009 + ............................       2,000         2,011
  General Electric Capital Corp.,
    3.00%, Due 12/9/2011 ....................................................       1,000         1,021
    5.875%, Due 2/15/2012 ...................................................       3,000         3,048
  Goldman Sachs Group, Inc., 6.65%, Due 5/15/2009 + .........................       1,000         1,003
  JP Morgan Chase & Co.,
    6.75%, Due 2/1/2011 + ...................................................       2,000         2,067
    2.125%, Due 6/22/2012 + .................................................       1,000           990
  MBNA Corp., 7.50%, Due 3/15/2012 ..........................................       2,000         2,039
  Merrill Lynch & Co., Inc., 6.00%, Due 2/17/2009 ...........................       2,500         2,500
  PNC Funding Corp., 2.30%, Due 6/22/2012 + .................................       1,000           995
  Wells Fargo & Co., 3.00%, Due 12/9/2011 + .................................       1,000         1,027
                                                                                            -----------
                                                                                                 21,627
                                                                                            -----------
INDUSTRIALS - 3.67%
  Burlington Northern Santa Fe Corp., 6.75%, Due 7/15/2011 ..................       1,000         1,043
  Caterpillar Financial Services Corp., 4.15%, Due 1/15/2010 ................       2,000         2,020
  Daimler Finance NA LLC, 5.75%, Due 9/8/2011 ...............................       1,000           950
  John Deere Capital Corp., 4.125%, Due 1/15/2010 + .........................       2,500         2,514
  Lockheed Martin Corp., 8.20%, Due 12/1/2009 ...............................       1,000         1,027
  Nissan Motor Acceptance Corp., 4.625%, Due 3/8/2010 ++ ....................       1,000           988
  Norfolk Southern Corp., 8.625%, Due 5/15/2010 .............................       1,000         1,037
  Northrop Grumman Corp., 7.125%, Due 2/15/2011 .............................       1,000         1,065
                                                                                            -----------
                                                                                                 10,644
                                                                                            -----------
INSURANCE - 2.62%
  Hartford Financial Services Group, Inc., 5.25%, Due 10/15/2011 ............         700           642
  ING Security Life Institutional Funding, 4.25%, Due 1/15/2010 ++ ..........       1,500         1,469
  John Hancock Global Funding II, 7.90%, Due 7/2/2010 ++ ....................       2,000         2,065
  Metropolitan Life Global Funding I, 4.625%, Due 8/19/2010 ++ ..............       1,500         1,462
  Monumental Global Funding II, 4.625%, Due 3/15/2010 ++ ....................       1,000           962
  Pricoa Global Funding 1, 4.20%, Due 1/15/2010 ++ ..........................       1,000           982
                                                                                            -----------
                                                                                                  7,582
                                                                                            -----------

                             See accompanying notes

AMERICAN BEACON SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

                                                                                   PAR
                                                                                  AMOUNT      VALUE
                                                                                ---------   ----------
                                                                                (DOLLARS IN THOUSANDS)
REAL ESTATE - 0.31%
  Simon Property Group LP, 5.375%, Due 6/1/2011 .............................   $   1,000   $      890
                                                                                            ----------
TELEPHONE - 1.38%
  AT&T Corp., 6.00%, Due 3/15/2009 + ........................................       2,000        2,004
  Verizon Wireless Capital, LLC, 5.25%, Due 2/1/2012 ++ .....................       1,000          997
  Vodafone Group plc, 5.50%, Due 6/15/2011 + ................................       1,000        1,015
                                                                                            ----------
                                                                                                 4,016
                                                                                            ----------
  TOTAL CORPORATE OBLIGATIONS ...............................................                   48,721
                                                                                            ----------

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 0.52%
  Banc of America Commercial Mortgage, Inc.,
    2005-6 A1, 5.001%, Due 9/10/2047 ........................................         430          426
    2007-2 A2, 5.634%, Due 4/10/2049 ........................................         800          613
  Wachovia Bank Commercial Mortgage Trust, 2006-C23 A1, 5.203%, Due
    1/15/2045 ...............................................................         488          479
                                                                                            ----------
  TOTAL NON-AGENCY MORTGAGE-BACKED OBLIGATIONS ..............................                    1,518
                                                                                            ----------

ASSET-BACKED SECURITIES - 4.78%
  Banc of America Securities Auto Trust, 2005-WF1 A4, 4.08%, Due
    4/18/2010 ...............................................................         295          295
  Capital Auto Receivables Asset Trust,
    2006-SN1A A4A, 5.32%, Due 3/20/2010 ++ ..................................       1,605        1,593
    2006-1 A4, 5.04%, Due 5/17/2010 .........................................         189          188
  CarMax Auto Owner Trust, 2005-3 A4, 4.91%, Due 1/18/2011 ..................         980          975
  Chase Manhattan Auto Owner Trust, 2006-A A4, 5.36%, Due 1/15/2013 .........       2,000        2,010
  Harley-Davidson Motorcycle Trust, 2007-3 A4, 5.52%, Due 11/15/2013 ........       2,000        1,899
  Household Automotive Trust, 2005-1 A4, 4.35%, Due 6/18/2012 ...............       2,045        1,993
  USAA Auto Owner Trust, 2007-1 A4, 5.55%, Due 2/15/2013 ....................       3,000        3,032
  Volkswagen Auto Loan Enhanced Trust,
    2005-1 A4, 4.86%, Due 4/20/2012 .........................................         884          885
    2008-2 A4A, 6.24%, Due 7/20/2015 ........................................       1,000          996
                                                                                            ----------
  TOTAL ASSET-BACKED SECURITIES .............................................                   13,866
                                                                                            ----------

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 0.77%
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.77%
    4.968%, Due 12/16/2021 ..................................................         549          556
    4.201%, Due 8/16/2026 ...................................................       1,661        1,679
                                                                                            ----------
  TOTAL U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS .............................                    2,235
                                                                                            ----------

U.S. AGENCY OBLIGATIONS - 2.51%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.78%
    4.75%, Due 11/3/2009 ....................................................       5,000        5,147
                                                                                            ----------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.73%
    7.25%, Due 1/15/2010 ....................................................       2,000        2,123
                                                                                            ----------
  TOTAL U.S. AGENCY OBLIGATIONS .............................................                    7,270
                                                                                            ----------

                             See accompanying notes

AMERICAN BEACON SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

                                                                                       PAR
                                                                                      AMOUNT         VALUE
                                                                                   ------------   ------------
                                                                                      (DOLLARS IN THOUSANDS)
U.S. TREASURY OBLIGATIONS - 70.85%
   2.00%, Due 2/28/2010 + ......................................................   $     20,000   $     20,299
   2.625%, Due 5/31/2010 + .....................................................         10,000         10,267
   2.875%, Due 6/30/2010 + .....................................................         20,000         20,631
   4.125%, Due 8/15/2010 + .....................................................         10,000         10,531
   1.50%, Due 10/31/2010 + .....................................................         10,000         10,117
   4.375%, Due 12/15/2010 ......................................................         20,000         21,322
   0.875%, Due 1/31/2011 .......................................................         10,000          9,985
   4.50%, Due 2/28/2011 + ......................................................         20,000         21,481
   4.875%, Due 4/30/2011 + .....................................................         20,000         21,750
   5.125%, Due 6/30/2011 + .....................................................         20,000         21,900
   4.625%, Due 8/31/2011 + .....................................................          3,000          3,262
   4.50%, Due 9/30/2011 + ......................................................         11,000         11,929
   4.50%, Due 3/31/2012 + ......................................................         20,000         21,908
                                                                                                  ------------
 TOTAL U.S. TREASURY OBLIGATIONS ...............................................                       205,382
                                                                                                  ------------

                                                                                      SHARES
                                                                                   ------------
SHORT TERM INVESTMENTS - 5.93%
  Columbia Government Reserve Fund .............................................     17,205,767         17,206
                                                                                                  ------------

SECURITIES LENDING COLLATERAL - 24.91%
  American Beacon Money Market Select Fund #....................................     13,719,401         13,720
  Securities Liquidating AB Trust...............................................     19,113,031         18,883
  State Street Navigator Securities Lending Prime Portfolio.....................     39,623,195         39,623
                                                                                                  ------------
  TOTAL SECURITIES LENDING COLLATERAL ..........................................                        72,226
                                                                                                  ------------

TOTAL INVESTMENTS   - 127.08% (COST $368,004) ..................................                  $    368,424
LIABILITIES, NET OF OTHER ASSETS - (27.08%) ....................................                       (78,521)
                                                                                                  ------------
TOTAL NET ASSETS - 100.00% .....................................................                  $    289,903
                                                                                                  ============

Percentages are stated as a percent of net assets.

+    All or a portion of this security is on loan at January 31, 2009.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $10,518 or 3.63% of net assets. The Fund has no right to demand registration of these securities.

#    The Fund is affiliated by having the same investment advisor.

                             See accompanying notes

AMERICAN BEACON FUNDS
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------
Security Valuation

          Investments are valued at the close of the New York Stock Exchange (the "Exchange"), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

          Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. When a price is unavailable from a pricing service or when the price provided by the pricing service is deemed not to represent fair value, the prices of debt securities may be determined using quotes obtained from brokers.

          Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method which approximates market value.

          Securities for which the market prices are not readily available or are not reflective of the fair value of the security,as determined by the Manager, will be priced at a fair value following procedures approved by the Board of Trustees (the "Board").

          Most foreign markets close before the Exchange. Developments that could affect the values of securities that occur between the close of a foreign market and the close of the Exchange normally will not be reflected in security valuations. If such developments are so significant such that they will, in the judgement of the pricing committee of the funds, clearly and materially affect the value of securities, the previous closing prices may be adjusted to reflect the fair value of the securities as of the close of the Exchange, as determined in good faith and pursuant to procedures approved by the Board. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective with the beginning of the American Beacon Funds' fiscal year. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of hierarchy under FAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 - Prices determined using significant unobservable inputs. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

A summary of the inputs used to value the Funds' investments as of January 31, 2009 is as follows (in thousands):


Balanced Fund

Valuation Inputs				Investments in Securities	Other Financial Instruments*
---------------------				----------------------------	----------------------------
  Level 1 - Quoted Price...........................     	$473,820	 		$(3,279)
  Level 2 - Other significant observable inputs....	         287,082	              	      -
  Level 3 - Significant unobservable inputs........                   -                      	      -
					                   -----------------            --------------------
Total					                        $760,902	 		$(3,279)

* Other financial instruments are futures.




Large Cap Value Fund

Valuation Inputs				Investments in Securities	Other Financial Instruments*
---------------------				----------------------------	----------------------------
  Level 1 - Quoted Price...........................		 $5,191,470 		        $(19,473)
  Level 2 - Other significant observable inputs....	    	    246,213 		               -
  Level 3 - Significant unobservable inputs........                   -		                       -
						    ------------------------             --------------------
Total								 $5,437,683 		 	$(19,473)

* Other financial instruments are futures.



Large Cap Growth Fund

Valuation Inputs				Investments in Securities	Other Financial Instruments*
---------------------				----------------------------    ----------------------------
  Level 1 - Quoted Price...........................	 	$53,314	 		 	$(286)
  Level 2 - Other significant observable inputs....	   	  5,944 		            -
  Level 3 - Significant unobservable inputs........                   -			            -
							--------------------            --------------------
Total								$59,258	 			$(286)

* Other financial instruments are futures.



Mid Cap Value Fund

Valuation Inputs				Investments in Securities	Other Financial Instruments*
---------------------				----------------------------    ----------------------------
  Level 1 - Quoted Price...........................		 $51,226	 		$(148)
  Level 2 - Other significant observable inputs....	   	   8,156 		            -
  Level 3 - Significant unobservable inputs........                    -		            -
					                --------------------            --------------------
Total								 $59,382 		        $(148)

* Other financial instruments are futures.



Small Cap Value Fund

Valuation Inputs				Investments in Securities	Other Financial Instruments*
---------------------				----------------------------    ----------------------------
  Level 1 - Quoted Price...........................	      $1,552,807 		        $(3,088)
  Level 2 - Other significant observable inputs....	    	 251,376 		              -
  Level 3 - Significant unobservable inputs........                    -		              -
					              ----------------------            --------------------
Total					 		      $1,804,183	 	        $(3,088)
* Other financial instruments are futures.



Small Cap Value Opportunity Fund

Valuation Inputs				Investments in Securities	Other Financial Instruments
---------------------				----------------------------	---------------------------
  Level 1 - Quoted Price...........................	 	  $1,447   		        $  -
  Level 2 - Other significant observable inputs....	 	     270    	                   -
  Level 3 - Significant unobservable inputs........                    -		           -
					                --------------------           --------------------
Total					 			  $1,717                        $  -



International Equity Fund

Valuation Inputs				Investments in Securities	Other Financial Instruments*
---------------------				----------------------------	----------------------------
  Level 1 - Quoted Price...........................	        $166,819	 	        $(2,521)
  Level 2 - Other significant observable inputs....	         990,885	 		     81
  Level 3 - Significant unobservable inputs........                    -			      -
					            ------------------------            --------------------
Total					 		      $1,157,704 			$(2,440)

* Other financial instruments are futures and foreign currecy exchange contracts.



Emerging Markets Fund

Valuation Inputs				Investments in Securities	Other Financial Instruments*
---------------------				----------------------------	----------------------------
  Level 1 - Quoted Price...........................	 	 $29,832 			$(452)
  Level 2 - Other significant observable inputs....	   	  64,953	 		  151
  Level 3 - Significant unobservable inputs........                    -			    -
							--------------------            --------------------
Total					 			 $94,785	 		$(301)

* Other financial instruments are futures and foreign currecy exchange contracts.



Enhanced Income Fund

Valuation Inputs				Investments in Securities	Other Financial Instruments
---------------------				----------------------------	---------------------------
  Level 1 - Quoted Price...........................		 $17,538		        $  -
  Level 2 - Other significant observable inputs....	          80,545 	     		   -
  Level 3 - Significant unobservable inputs........                    -			   -
					                --------------------           --------------------
Total								 $98,083	 	        $  -



High Yield Bond Fund

Valuation Inputs				Investments in Securities	Other Financial Instruments
---------------------				----------------------------	---------------------------
  Level 1 - Quoted Price...........................		$7,805			        $  -
  Level 2 - Other significant observable inputs....	       120,673 		                   -
  Level 3 - Significant unobservable inputs........                  - 	                           -
					                --------------------           --------------------
Total					 		      $128,478	 		        $  -



Intermediate Bond Fund

Valuation Inputs				Investments in Securities	Other Financial Instruments
---------------------				----------------------------	---------------------------
  Level 1 - Quoted Price...........................		$113,104   	                $  -
  Level 2 - Other significant observable inputs....	  	 167,685      	                   -
  Level 3 - Significant unobservable inputs........                    -			   -
					                --------------------           --------------------
Total					 			$280,789			$  -




Short-Term Bond Fund

Valuation Inputs				Investments in Securities	Other Financial Instruments
---------------------				----------------------------	---------------------------
  Level 1 - Quoted Price...........................		$243,347 	                $  -
  Level 2 - Other significant observable inputs....	         125,077 	                   -
  Level 3 - Significant unobservable inputs........                    -	                   -
					                --------------------           --------------------
Total					 			$368,424	                $  -




The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     Currency Translation

          All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer.

     Securities Lending

          Each fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned and initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is marked to market and monitored daily. To the extent that a loan is collateralized by cash, such collateral shall be invested by the securities lending agent (the "Agent") in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements.

AMERICAN BEACON FUNDS
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------
          Risks to the Fund in securities lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

     Cost of Investments for Federal Income Tax Purposes

          As of January 31, 2009, the cost of investments for federal income tax purposes was as follows (in thousands):

                               Cost Basis of
                              Investments for                                 Net Unrealized
                               Federal Income    Unrealized     Unrealized     Appreciation/
           Fund                 Tax Purposes    Appreciation   Depreciation   (Depreciation)
           ----               ---------------   ------------   ------------   --------------
Balanced                           937,875          30,607       (207,580)        (176,973)
Large Cap Value                  8,317,848          64,274     (2,944,439)      (2,880,165)
Large Cap Growth                    72,036           1,666        (14,444)         (12,778)
Mid-Cap Value                       87,244             938        (28,800)         (27,862)
Small Cap Value                  2,505,861          35,935       (737,613)        (701,678)
Small Cap Value Opportunity          1,993               0           (277)            (277)
International Equity             1,577,283          61,852       (481,431)        (419,579)
Emerging Markets                   145,642             896        (51,753)         (50,857)
Enhanced Income                    104,953           1,536         (8,406)          (6,870)
High Yield Bond                    174,219           1,399        (47,140)         (45,741)
Intermediate Bond                  281,586           4,077         (4,874)            (797)
Short-Term Bond                    368,004           2,510         (2,090)             420

ITEM 2. CONTROLS AND PROCEDURES.
(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust's internal control over financial reporting during the Trust's last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.
(a) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By: /s/ William F. Quinn
    --------------------
    William F. Quinn
    President

Date: April 1, 2009
      ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William F. Quinn
    --------------------
    William F. Quinn
    President

Date: April 1, 2009
      ------------------


By: /s/ Rebecca L. Harris
    ---------------------
    Rebecca L. Harris
    Treasurer

Date: April 1, 2009
      ------------------